As filed with the Securities and Exchange Commission on September 21, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
555 Taxter Road, Suite 175
Elmsford, NY 10523
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

Explanatory Note
This amendment corrects the Allocation of Tactical Paradigm Fund Assets and The Tactical Paradigm Schedule of Investments where the Put Options Purchased were incorrectly identified as Calls. This amendment also corrects the Allocation of Portfolio Assets for the Multi-Disciplinary Portfolio and The Multi-Disciplinary Portfolio of Investments where the Put Options Purchased were also incorrectly identified as Calls.

Item 1. Report to Stockholders.

June 30, 2010 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund
 The Global Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund
 The Multi-Disciplinary Fund
 The Tactical Paradigm Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc.)

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2010

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2010. On balance, the Kinetics Family of Mutual Funds did not meet our expectations for the first half of 2010, with returns of (8.03)% for the Paradigm Fund,(7.80)% for the Tactical Paradigm Fund, (7.39)% for the Small Cap Opportunities Fund, (8.76)% for the Market Opportunities Fund, (4.33)% for the Internet Fund, (6.76)% for the Medical Fund, (14.45)% for the Water Infrastructure Fund, (7.14)% for the Global Fund, and 0.09% for the Multi-Disciplinary Fund. This compares with first-half 2010 returns of (6.65)% and (7.05)% for the S&P 500 Index(1) and the NASDAQ Composite Index(2), respectively.

The Funds continue to be managed by focusing upon strong businesses at attractive valuations. Companies within the Funds’ portfolios have nearly universally met or exceeded our expectations, but the market has gyrated wildly in response to a seemingly endless array of proposed impending crises. A critical aspect to our investment process includes analyzing a company’s ability to function in a myriad of business environments. In this regard, we were not surprised that most holdings in the Funds have approached or exceeded earnings figures from 2007. Despite this, many of the companies in the Funds continue to trade well below the valuations seen in 2007. It is our belief that over the fullness of time, fundamentals will drive stock prices, and we remain exceptionally optimistic about our positioning.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and have had sustainable high business returns. This has been a very successful strategy for the Fund over the past 10 years. The Paradigm Fund is Kinetics’ flagship fund.

The Tactical Paradigm Fund invests generally all of its assets in the Paradigm Portfolio while also hedging market risk with futures, options and short sales of exchange traded funds. The Fund may also

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter — (Continued)

purchase or write options in combination with each other to adjust market risk and return of its overall investment positions.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by the Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, the Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. In some cases, we view a segment of this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the Fund to produce overall attractive, albeit, lumpy returns.

The Global Fund’s mandate was changed in early April 2008 to an emphasis on international investments, with particular attention to China and other Asian markets. The Fund employs the same investment criteria as the Paradigm Fund, but with an international focus.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities.

The Multi-Disciplinary Fund uses a unique two-part strategy of fixed income and derivative components. The Fund generally invests in U.S. corporate bonds and simultaneously sells at-the-money put options on equities. This strategy aims to achieve equity-like returns, with bond-like volatility. At times the Fund may purchase equity positions in addition to the core option/bond portfolio.

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter — (Continued)

The Kinetics Government Money Market Fund is a short-term investment vehicle that provides a useful service for those participating in our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders:

If we were penning this commentary at the end of June, instead of mid-August, we could have easily been writing about what impact the Greek crisis and the potential demise of the Euro were having on global equity prices during the first six-months of 2010. If we felt expansive, the unflattering acronym PIIGS, standing for the all of the perceived financially troubled European nations (Portugal, Italy, Ireland, Greece and Spain) could have been mentioned. This would have demonstrated that we had an International/Global outlook and were aware of such pressing issues. Back in June these issues dominated the business press, and the European crisis, as explained by most pundits, was expected to have dire consequences for the world economy. Today, the European crisis appears to be but a small footnote in history. Pundits and market participants have now moved on to the next potential concern: deflation. It should be noted that the Euro, despite its previously predicted imminent collapse, has rallied substantially over the last 45 days, as have most global equity markets, notwithstanding the last few days prior to this writing.

All of the perceived financial troubles, and there have been many over the last two years, along with the anchoring effect of the financial crisis of 2008-2009, have caused a massive flight to less risky assets. As of August 12, 2010, the 10-year U.S. Treasury Note has a pre-tax yield of 2.72%. If you are in a 35% federal tax bracket, then your after-tax yield is just 1.77% with this investment. Such a low yield is reflective of its perceived safety. One had better be very certain that there will be, at a minimum, an absence of inflation when buying at such a low yield. Should the 10-year Treasury Note yield quickly move back to 4%, low by historical standards, one would experience an approximate 12% decline in the price of one’s investment. Should the 10-year Note similarly move back to a 6% yield, which is still below the 10-year Treasury’s long-term average yield, one would experience an approximate 25% decline in one’s investment. Ten years of 3% inflation per annum erodes approximately 35% of one’s original principal amount.

In our opinion, the 10-year U.S. Treasury Note’s pre-tax yield is the functional equivalent of buying a stock at a price-earnings multiple of 36 times (100/2.72). Such a valuation multiple brings to mind the

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

prices that investors were paying for established technology/Internet stocks near their peak in late 1999 and early 2000. At that time, however, excessive optimism caused the high valuations, whereas today, we believe it is excessive pessimism that is driving the pricing of U.S. Treasuries. While we are aware of the major differences between stocks and U.S. Treasury Notes (one of which is that investors are guaranteed the face amount at maturity), investors’ expectations for the future must be excessively bleak, given that there are attractive alternative investment opportunities that offer a much higher initial yield. Since the U.S. Treasury market is multi-trillion in size, the low yields, as a function of supply and demand, are the result of substantial institutions buying the securities rather than individuals who are concerned about their retirement nest eggs. While we offer no prediction as to the direction of the price of U.S. Treasury Notes, we know too well what can happen when everyone gets into an investment: they all eventually flee. We believe our funds offer a better investment alternative.

For example, the Kinetics Medical Fund owns a position in Bristol-Myers Squibb. This is a world class pharmaceutical company, tracing its history back to 1887, and trades at a price-earnings multiple of 11.3 times next year’s estimated earnings of $2.33. The initial earnings yield, on its 2011 earnings estimate, is 8.9% (1/11.2 = 8.89%). It should also be noted that Bristol’s current dividend yield is 4.80%. Compare both of these yields to the yield of 10-year U.S. Treasury Notes, set forth above. We could have told you a similar story about NYSE-Euronext, which traces its domestic history back to 1792, and is held in both the Kinetics Paradigm Fund and the Kinetics Market Opportunities Fund. There are many more companies in each of our funds that have similar stories. Given everything that we know about valuations, interest rates and expected returns, equities currently look very compelling relative to other asset classes. Ironically, in our opinion, the massive investor flight to safety has caused the risky asset class, stocks, to become a far safer harbor for one’s wealth. The global equity markets trade on the release of generally non-meaningful news which investors tend to forget almost immediately. Longer term investment success will be predicated upon the valuation and quality of the underlying assets.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

Furthermore, please be aware that our Kinetics Multi-Disciplinary Fund uses a unique options strategy on names we would be comfortable holding to capture the high premiums others are willing to pay in order to have protection. This fund was started in 2008, a very inauspicious year in which to start a mutual fund, and we believe it has performed quite commendably. Because of its income return characteristics and short-term gains, this fund is particularly well-suited for tax-advantaged accounts. It will also likely perform admirably if volatility remains high while the equity market remains fairly flat, which is what has happened thus far in 2010.

We appreciate your confidence and believe you will be appropriately rewarded as we live through what could be a continued volatile ride.

The Kinetics Investment Team
August 12, 2010

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Water Infrastructure Fund invest in a single industry, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for The Global Fund, The Water Infrastructure Fund, The Paradigm Fund, The Market Opportunities Fund, The Small Cap Opportunities Fund, The Internet Fund and The Tactical Paradigm Fund] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share price for these Funds is expected to be more volatile than that of a U.S.-only fund. Past performance is no guarantee of future performance.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and The Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for all Funds] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the Funds in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing

KINETICS MUTUAL FUNDS, INC.
Investment Commentary — (Continued)

“uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified [other than The Kinetics Government Money Market Fund] Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all or generally all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

July 1, 2010 — Kinetics Asset Management, Inc.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example
June 30, 2010 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2010 and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Fund and any other series of Kinetics Mutual Funds, Inc. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In if these transactional costs were included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

Expense Example

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$956.73	1.96%	$9.51
No Load Class Actual — after expense reimbursement	$1,000.00	$956.73	1.89%	$9.17
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.08	1.96%	$9.79
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class A Actual — before expense reimbursement	$1,000.00	$955.52	2.21%	$10.72
Advisor Class A Actual — after expense reimbursement	$1,000.00	$955.52	2.14%	$10.38
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.84	2.21%	$11.03
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

Advisor Class C Actual — before expense reimbursement	$1,000.00	$952.96	2.71%	$13.12
Advisor Class C Actual — after expense reimbursement	$1,000.00	$952.96	2.64%	$12.78
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.36	2.71%	$13.51
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.70	2.64%	$13.17

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
The Global Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$928.57	4.43%	$21.18
No Load Class Actual — after expense reimbursement	$1,000.00	$928.57	1.39%	$6.65
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,002.83	4.43%	$22.00
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95

Advisor Class A Actual — before expense reimbursement	$1,000.00	$928.75	4.68%	$22.38
Advisor Class A Actual — after expense reimbursement	$1,000.00	$928.75	1.64%	$7.84
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,001.59	4.68%	$23.23
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class C Actual — before expense reimbursement	$1,000.00	$925.83	5.18%	$24.73
Advisor Class C Actual — after expense reimbursement	$1,000.00	$925.83	2.14%	$10.22
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$999.11	5.18%	$25.68
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$919.72	1.76%	$8.38
No Load Class Actual — after expense reimbursement	$1,000.00	$919.72	1.64%	$7.81
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.07	1.76%	$8.80
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — before expense reimbursement	$1,000.00	$918.97	2.01%	$9.56
Advisor Class A Actual — after expense reimbursement	$1,000.00	$918.97	1.89%	$8.99
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.83	2.01%	$10.04
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — before expense reimbursement	$1,000.00	$916.19	2.51%	$11.93
Advisor Class C Actual — after expense reimbursement	$1,000.00	$916.19	2.39%	$11.36
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.35	2.51%	$12.52
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Institutional Class Actual — before expense reimbursement	$1,000.00	$921.01	1.71%	$8.14
Institutional Class Actual — after expense reimbursement	$1,000.00	$921.01	1.44%	$6.86
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.31	1.71%	$8.55
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$932.37	2.00%	$9.58
No Load Class Actual — after expense reimbursement	$1,000.00	$932.37	1.39%	$6.66
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.88	2.00%	$9.99
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95

Advisor Class A Actual — before expense reimbursement	$1,000.00	$931.92	2.25%	$10.78
Advisor Class A Actual — after expense reimbursement	$1,000.00	$931.92	1.64%	$7.86
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$929.39	2.75%	$13.16
Advisor Class C Actual — after expense reimbursement	$1,000.00	$929.39	2.14%	$10.24
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.16	2.75%	$13.71
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$926.07	1.87%	$8.93
No Load Class Actual — after expense reimbursement	$1,000.00	$926.07	1.64%	$7.83
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.52	1.87%	$9.35
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — before expense reimbursement	$1,000.00	$924.99	2.12%	$10.12
Advisor Class A Actual — after expense reimbursement	$1,000.00	$924.99	1.89%	$9.02
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.28	2.12%	$10.59
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$922.58	2.62%	$12.49
Advisor Class C Actual — after expense reimbursement	$1,000.00	$922.58	2.39%	$11.39
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.80	2.62%	$13.07
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

Institutional Class Actual — before expense reimbursement	$1,000.00	$927.27	1.82%	$8.70
Institutional Class Actual — after expense reimbursement	$1,000.00	$927.27	1.44%	$6.88
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.77	1.82%	$9.10
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,000.00	4.11%	$20.38
No Load Class Actual — after expense reimbursement	$1,000.00	$1,000.00	0.05%	$0.25
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,004.41	4.11%	$20.43
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,024.55	0.05%	$0.25

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$912.36	1.92%	$9.10
No Load Class Actual — after expense reimbursement	$1,000.00	$912.36	1.64%	$7.78
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.27	1.92%	$9.59
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — before expense reimbursement	$1,000.00	$912.96	2.17%	$10.29
Advisor Class A Actual — after expense reimbursement	$1,000.00	$912.96	1.89%	$8.96
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.03	2.17%	$10.84
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

Advisor Class C Actual — before expense reimbursement	$1,000.00	$910.20	2.67%	$12.65
Advisor Class C Actual — after expense reimbursement	$1,000.00	$910.20	2.39%	$11.32
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.55	2.67%	$13.32
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Institutional Class Actual — before expense reimbursement	$1,000.00	$913.44	1.87%	$8.87
Institutional Class Actual — after expense reimbursement	$1,000.00	$913.44	1.44%	$6.83
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.52	1.87%	$9.35
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$855.53	2.08%	$9.57
No Load Class Actual — after expense reimbursement	$1,000.00	$855.53	1.64%	$7.55
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.48	2.08%	$10.39
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20

Advisor Class A Actual — before expense reimbursement	$1,000.00	$854.88	2.33%	$10.72
Advisor Class A Actual — after expense reimbursement	$1,000.00	$854.88	1.89%	$8.69
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.24	2.33%	$11.63
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$854.19	2.83%	$13.01
Advisor Class C Actual — after expense reimbursement	$1,000.00	$854.19	2.39%	$10.99
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.76	2.83%	$14.11
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

Institutional Class Actual — before expense reimbursement	$1,000.00	$857.30	2.03%	$9.35
Institutional Class Actual — after expense reimbursement	$1,000.00	$857.30	1.44%	$6.63
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.73	2.03%	$10.14
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Multi-Disciplinary Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,000.91	7.94%	$39.39
No Load Class Actual — after expense reimbursement	$1,000.00	$1,000.91	1.49%	$7.39
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$985.42	7.94%	$39.09
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Advisor Class A Actual — before expense reimbursement	$1,000.00	$999.88	8.19%	$40.61
Advisor Class A Actual — after expense reimbursement	$1,000.00	$999.88	1.74%	$8.63
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$984.18	8.19%	$40.29
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70

Advisor Class C Actual — before expense reimbursement	$1,000.00	$997.07	8.69%	$43.03
Advisor Class C Actual — after expense reimbursement	$1,000.00	$997.07	2.24%	$11.09
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$981.70	8.69%	$42.70
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18

Institutional Class Actual — before expense reimbursement	$1,000.00	$1,002.79	7.89%	$39.18
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,002.79	1.29%	$6.41
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$985.67	7.89%	$38.85
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
The Tactical Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$922.00	8.54%	$40.70
No Load Class Actual — after expense reimbursement	$1,000.00	$922.00	2.29%	$10.91
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$982.45	8.54%	$41.98
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.44	2.29%	$11.43

Advisor Class A Actual — before expense reimbursement	$1,000.00	$920.00	8.79%	$41.85
Advisor Class A Actual — after expense reimbursement	$1,000.00	$920.00	2.54%	$12.09
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$981.21	8.79%	$43.18
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.20	2.54%	$12.67

Advisor Class C Actual — before expense reimbursement	$1,000.00	$918.00	9.29%	$44.18
Advisor Class C Actual — after expense reimbursement	$1,000.00	$918.00	3.04%	$14.46
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$978.73	9.29%	$45.58
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,009.72	3.04%	$15.15

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2010 (Unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/10)	Value (6/30/10)	Ratio	(1/1/10 to 6/30/10)
Institutional Class Actual — before expense reimbursement	$1,000.00	$922.00	8.49%	$40.46
Institutional Class Actual — after expense reimbursement	$1,000.00	$922.00	2.09%	$9.96
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$982.67	8.49%	$41.74
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.43	2.09%	$10.44

Note:	Each Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Allocation of Tactical Paradigm Fund Assets
June 30, 2010 (Unaudited)

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
The Tactical Paradigm Fund
Schedule of Investments — June 30, 2010 (Unaudited)

Identifier	OTHER INVESTMENTS — 76.26%	Shares	Value

	Other Investments — 76.26%
	Kinetics Paradigm Portfolio[m]	1	$1,384,785

	TOTAL OTHER INVESTMENTS (cost $1,490,352)		1,384,785

	PUT OPTIONS
	PURCHASED — 2.67%	Contracts

	Equity Fund — 2.67%
SPY 100918P00110000	SPDR S&P 500 ETF Trust
	Expiration: September 2010, Exercise Price: $110.00	50	48,550

	TOTAL PUT OPTIONS PURCHASED (cost $35,456)		48,550

	TOTAL INVESTMENTS — 78.93% (cost $1,525,808)		$1,433,335

Percentages are stated as a percent of net assets.

m —	Please see the Paradigm Portfolio’s Portfolio of Investments for a detailed schedule of investments.

ETF —	Exchange Traded Fund.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
The Tactical Paradigm Fund
Schedule of Options Written — June 30, 2010 (Unaudited)

Identifier	CALL OPTIONS WRITTEN	Contracts	Value

	Equity Fund
SPY 100918C00110000	SPDR S&P 500 ETF Trust
	Expiration: September 2010, Exercise Price: $110.00	50	$11,700

	TOTAL CALL OPTIONS WRITTEN (premiums received $19,484)		$11,700

ETF —	Exchange Traded Fund.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
The Tactical Paradigm Fund
Schedule of Futures Contracts — June 30, 2010 (Unaudited)

			Unrealized
			Appreciation/
Identifier	SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

ESU0	S&P 500 EMINI Futures Contract, Expiring September 2010 (Multiplier of 50, underlying Face Amount at Market Value $359,310)	7	$3,799
RTAU0	RUSSELL 2000 Mini Futures Contract, Expiring September 2010 (Multiplier of 100, underlying Face Amount at Market Value $425,460)	7	19,564

	TOTAL SHORT FUTURES CONTRACTS		$23,363

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Internet	The Global
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$96,311,511	$4,555,887
Receivable from Adviser	17,122	—
Receivable for Master Portfolio interest sold	10,870	—
Receivable for Fund shares sold	20,449	9,723
Prepaid expenses and other assets	23,916	24,210

Total assets	96,383,868	4,589,820

LIABILITIES:
Payable for Master Portfolio interest purchased	—	9,723
Payable to Adviser	—	2,521
Payable to Directors and Officers	1,386	74
Payable for Fund shares repurchased	31,319	—
Payable for service fees	20,834	963
Payable for distribution fees	327	106
Accrued expenses and other liabilities	72,588	10,575

Total liabilities	126,454	23,962

Net assets	$96,257,414	$4,565,858

NET ASSETS CONSIST OF:
Paid in capital	$236,869,591	$8,538,065
Accumulated net investment income/(loss)	(1,336,381)	7,618
Accumulated net realized loss on investments, foreign currency, and written option contracts	(163,883,105)	(3,892,698)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	24,607,309	(87,127)

Net Assets	$96,257,414	$4,565,858

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$95,149,946	$4,075,942
Shares outstanding	3,235,466	1,118,614
Net asset value per share (offering and redemption price)	$29.41	$3.64

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$990,032	$447,256
Shares outstanding	34,136	122,606
Net asset value per share (redemption price)	$29.00	$3.65

Offering price per share ($29.00 divided by .9425 and $3.65 divided by .9425)	$30.77	$3.87

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$117,436	$42,660
Shares outstanding	4,140	11,799
Net asset value per share (offering and redemption price)	$28.37	$3.62

*	Each Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$1,100,240,796	$29,188,839
Receivable from Adviser	167,338	16,810
Receivable for Master Portfolio interest sold	6,215,448	—
Receivable for Fund shares sold	1,140,530	11,679
Prepaid expenses and other assets	79,209	21,604

Total assets	1,107,843,321	29,238,932

LIABILITIES:
Payable for Master Portfolio interest purchased	—	8,596
Payable to Directors and Officers	17,435	393
Payable for Fund shares repurchased	7,355,978	3,083
Payable for service fees	222,992	6,165
Payable for distribution fees	171,749	1,283
Accrued expenses and other liabilities	359,482	19,443

Total liabilities	8,127,636	38,963

Net assets	$1,099,715,685	$29,199,969

NET ASSETS CONSIST OF:
Paid in capital	$2,107,223,170	$32,426,824
Accumulated net investment income	4,103,228	182,425
Accumulated net realized loss on investments, foreign currency, and written option contracts	(962,708,839)	(535,379)
Net unrealized depreciation on:
Investments and foreign currency	(48,901,874)	(2,873,901)

Net Assets	$1,099,715,685	$29,199,969

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$644,236,603	$24,392,433
Shares outstanding	34,708,529	1,392,900
Net asset value per share (offering and redemption price)	$18.56	$17.51

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$201,896,215	$4,107,750
Shares outstanding	11,057,249	240,138
Net asset value per share (redemption price)	$18.26	$17.11

Offering price per share ($18.26 divided by .9425 and $17.11 divided by .9425)	$19.37	$18.15

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$138,877,423	$699,786
Shares outstanding	7,840,537	41,223
Net asset value per share (offering and redemption price)	$17.71	$16.98

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$114,705,444
Shares outstanding	6,188,064
Net asset value per share (offering and redemption price)	$18.54

*	Each Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$140,887,054	$1,332,179
Receivable from Adviser	—	5,491
Receivable for Master Portfolio interest sold	933,020	7,800
Receivable for Fund shares sold	17,639	—
Prepaid expenses and other assets	37,155	10,588

Total assets	141,874,868	1,356,058

LIABILITIES:
Payable to Adviser	929	—
Payable to Directors and Officers	2,444	13
Payable for Fund shares repurchased	950,659	7,800
Payable for service fees	28,981	286
Payable for distribution fees	5,407	—
Accrued expenses and other liabilities	83,896	8,859

Total liabilities	1,072,316	16,958

Net assets	$140,802,552	$1,339,100

NET ASSETS CONSIST OF:
Paid in capital	$327,983,033	$1,339,100
Accumulated net investment income	587,410	—
Accumulated net realized loss on investments, foreign currency, and written option contracts	(190,340,409)	—
Net unrealized appreciation on:
Investments and foreign currency	2,572,518	—

Net Assets	$140,802,552	$1,339,100

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$116,720,267	$1,339,100
Shares outstanding	6,051,130	1,339,100
Net asset value per share (offering and redemption price)	$19.29	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$11,086,790
Shares outstanding	583,833
Net asset value per share (redemption price)	$18.99

Offering price per share ($18.99 divided by .9425)	$20.15

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$3,578,479
Shares outstanding	191,265
Net asset value per share (offering and redemption price)	$18.71

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$9,417,016
Shares outstanding	486,019
Net asset value per share (offering and redemption price)	$19.38

*	Each Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$53,669,686	$26,801,575
Receivable from Adviser	18,412	12,481
Receivable for Master Portfolio interest sold	17,384	13,821
Receivable for Fund shares sold	25,131	139,972
Prepaid expenses and other assets	32,714	35,512

Total assets	53,763,327	27,003,361

LIABILITIES:
Payable to Directors and Officers	819	339
Payable for Fund shares repurchased	42,515	153,793
Payable for service fees	11,647	4,835
Payable for distribution fees	6,486	3,401
Accrued expenses and other liabilities	24,530	16,172

Total liabilities	85,997	178,540

Net assets	$53,677,330	$26,824,821

NET ASSETS CONSIST OF:
Paid in capital	$91,631,314	$37,734,764
Accumulated net investment income	148,397	150,068
Accumulated net realized loss on investments, foreign currency, and written option contracts	(33,732,642)	(6,930,290)
Net unrealized depreciation on:
Investments and foreign currency	(4,369,739)	(4,129,721)

Net Assets	$53,677,330	$26,824,821

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$33,964,631	$7,079,438
Shares outstanding	3,432,984	933,453
Net asset value per share (offering and redemption price)	$9.89	$7.58

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$14,477,073	$11,990,964
Shares outstanding	1,468,866	1,589,889
Net asset value per share (redemption price)	$9.86	$7.54

Offering price per share ($9.86 divided by .9425 and $7.54 divided by .9425)	$10.46	$8.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$5,190,207	$2,844,876
Shares outstanding	533,364	382,274
Net asset value per share (offering and redemption price)	$9.73	$7.44

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$45,419	$4,909,543
Shares outstanding	4,577	643,748
Net asset value per share (offering and redemption price)	$9.92	$7.63

*	Each Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Multi-	The Tactical
	Disciplinary	Paradigm
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$1,863,414	$1,384,785
Investments at value (cost $35,456)	—	48,550
Deposit at brokers for written options	—	262,533
Deposit at brokers for futures	—	116,538
Receivable from Adviser	7,923	18,294
Receivable for Fund shares sold	64,000	—
Due from broker-variation margin	—	6,825
Prepaid expenses and other assets	26,494	5,242

Total assets	1,961,831	1,842,767

LIABILITIES:
Written options, at value (premiums received $19,484)	—	11,700
Payable for Master Portfolio interest purchased	64,000	—
Payable to Sub-Adviser	—	994
Payable to Directors and Officers	13	5
Payable for service fees	343	379
Payable for distribution fees	106	1,204
Accrued expenses and other liabilities	10,893	12,601

Total liabilities	75,355	26,883

Net assets	$1,886,476	$1,815,884

NET ASSETS CONSIST OF:
Paid in capital	$1,819,575	$1,959,071
Accumulated net investment loss	(2,367)	(4,156)
Accumulated net realized gain (loss) on investments, foreign currency, and written option contracts	81,935	(77,705)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	28,423	(92,473)
Written options	(41,090)	7,784
Futures contracts	—	23,363

Net Assets	$1,886,476	$1,815,884

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$1,486,277	$166,658
Shares outstanding	153,151	18,082
Net asset value per share (offering and redemption price)	$9.70	$9.22

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$179,419	$511,422
Shares outstanding	18,521	55,568
Net asset value per share (redemption price)	$9.69	$9.20

Offering price per share ($9.69 divided by .9425 and $9.20 divided by .9425)	$10.28	$9.76

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$119,053	$1,119,359
Shares outstanding	12,345	121,948
Net asset value per share (offering and redemption price)	$9.64	$9.18

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$101,727	$18,445
Shares outstanding	10,449	2,000
Net asset value per share (offering and redemption price)	$9.74	$9.22

*	Each Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Internet	The Global
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$445,999	$50,171
Interest	73,653	—
Income from securities lending	53,180	897
Expenses allocated from Master Portfolio	(718,935)	(67,223)

Net investment loss from Master Portfolio	(146,103)	(16,155)

EXPENSES:
Distribution fees — Advisor Class A	1,129	481
Distribution fees — Advisor Class C	461	120
Shareholder servicing fees — Advisor Class A	1,129	481
Shareholder servicing fees — Advisor Class C	154	40
Shareholder servicing fees — No Load Class	130,391	5,689
Transfer Agent fees and expenses	86,672	10,109
Reports to shareholders	39,446	1,940
Administration fees	16,971	829
Professional fees	9,101	3,831
Directors’ and Officers’ fees and expenses	3,520	201
Registration fees	18,400	19,560
Fund accounting fees	2,594	119
Other expenses	2,628	111

Total expenses	312,596	43,511
Less, expense reimbursement	(34,464)	(75,605)

Net expenses	278,132	(32,094)

Net investment income (loss)	(424,235)	15,939

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	76,501	44,220

Net realized gain	76,501	44,220

Net change in unrealized depreciation of:
Investments and foreign currency	(3,856,302)	(408,035)
Written option contracts	(5,403)	—

Net change in unrealized depreciation	(3,861,705)	(408,035)

Net loss on investments	(3,785,204)	(363,815)

Net decrease in net assets resulting from operations	$(4,209,439)	$(347,876)

† Net of Foreign Taxes Withheld of:	$27,604	$6,358

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$10,717,967	$366,075
Interest	844,200	—
Income from securities lending	1,387,669	12,576
Expenses allocated from Master Portfolio	(8,781,812)	(219,049)

Net investment income from Master Portfolio	4,168,024	159,602

EXPENSES:
Distribution fees — Advisor Class A	292,706	5,611
Distribution fees — Advisor Class C	599,542	2,341
Shareholder servicing fees — Advisor Class A	292,706	5,611
Shareholder servicing fees — Advisor Class C	199,847	784
Shareholder servicing fees — No Load Class	961,686	32,793
Shareholder servicing fees — Institutional Class	125,266	—
Transfer Agent fees and expenses	352,107	16,172
Reports to shareholders	188,646	5,601
Administration fees	220,491	5,279
Professional fees	44,158	5,803
Directors’ and Officers’ fees and expenses	42,877	1,025
Registration fees	59,645	19,615
Fund accounting fees	32,046	771
Other expenses	35,823	676

Total expenses	3,447,546	102,082
Less, expense waiver for Institutional Class service fees	(93,950)	—
Less, expense reimbursement	(801,430)	(95,292)

Net expenses	2,552,166	6,790

Net investment income	1,615,858	152,812

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(48,469,761)	(76,509)

Net realized loss	(48,469,761)	(76,509)

Net change in unrealized depreciation of:
Investments and foreign currency	(52,477,640)	(2,180,157)

Net change in unrealized depreciation	(52,477,640)	(2,180,157)

Net loss on investments	(100,947,401)	(2,256,666)

Net decrease in net assets resulting from operations	$(99,331,543)	$(2,103,854)

† Net of Foreign Taxes Withheld of:	$734,260	$27,851

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,150,357	$—
Interest	2	328
Income from securities lending	39,008	—
Expenses allocated from Master Portfolio	(1,280,218)	(8,965)

Net investment loss from Master Portfolio	(90,851)	(8,637)

EXPENSES:
Distribution fees — Advisor Class A	16,638	—
Distribution fees — Advisor Class C	14,987	—
Shareholder servicing fees — Advisor Class A	16,638	—
Shareholder servicing fees — Advisor Class C	4,996	—
Shareholder servicing fees — No Load Class	179,923	1,777
Shareholder servicing fees — Institutional Class	16,373	—
Transfer Agent fees and expenses	52,085	2,615
Reports to shareholders	24,106	2,564
Administration fees	30,498	257
Professional fees	11,916	3,218
Directors’ and Officers’ fees and expenses	5,771	50
Registration fees	26,143	9,727
Fund accounting fees	4,450	32
Other expenses	5,676	30

Total expenses	410,200	20,270
Less, expense waiver for Institutional Class service fees	(12,279)	—
Less, expense reimbursement	(206,120)	(28,907)

Net expenses	191,801	(8,637)

Net investment loss	(282,652)	—

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(2,963,024)	—

Net realized loss	(2,963,024)	—

Net change in unrealized depreciation of:
Investments and foreign currency	(7,531,342)	—

Net change in unrealized depreciation	(7,531,342)	—

Net loss on investments	(10,494,366)	—

Net decrease in net assets resulting from operations	$(10,777,018)	$—

† Net of Foreign Taxes Withheld of:	$44,313	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$590,351	$340,616
Interest	23	2
Income from securities lending	49,434	38,411
Expenses allocated from Master Portfolio	(440,466)	(182,960)

Net investment income from Master Portfolio	199,342	196,069

EXPENSES:
Distribution fees — Advisor Class A	21,019	14,165
Distribution fees — Advisor Class C	21,899	11,198
Shareholder servicing fees — Advisor Class A	21,019	14,165
Shareholder servicing fees — Advisor Class C	7,299	3,733
Shareholder servicing fees — No Load Class	48,727	9,154
Shareholder servicing fees — Institutional Class	48	4,080
Transfer Agent fees and expenses	21,956	14,879
Reports to shareholders	7,775	1,455
Administration fees	10,490	4,391
Professional fees	7,139	5,421
Directors’ and Officers’ fees and expenses	2,081	846
Registration fees	22,743	23,627
Fund accounting fees	1,510	643
Other expenses	1,680	563

Total expenses	195,385	108,320
Less, expense waiver for Institutional Class service fees	(36)	(3,060)
Less, expense reimbursement	(87,137)	(56,015)

Net expenses	108,212	49,245

Net investment income	91,130	146,824

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	248,116	67,901

Net realized gain	248,116	67,901

Net change in unrealized depreciation of:
Investments and foreign currency	(5,397,522)	(4,507,708)
Written option contracts	(37,822)	—

Net change in unrealized depreciation	(5,435,344)	(4,507,708)

Net loss on investments	(5,187,228)	(4,439,807)

Net decrease in net assets resulting from operations	$(5,096,098)	$(4,292,983)

† Net of Foreign Taxes Withheld of:	$29,005	$25,867

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Multi-	The Tactical
	Disciplinary	Paradigm
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$85	$9,007
Interest	37,219	607
Income from securities lending	17	734
Expenses allocated from Master Portfolio	(19,516)	(5,960)

Net investment income from Master Portfolio	17,805	4,388

EXPENSES:
Distribution fees — Advisor Class A	157	506
Distribution fees — Advisor Class C	421	1,970
Shareholder servicing fees — Advisor Class A	157	506
Shareholder servicing fees — Advisor Class C	140	657
Shareholder servicing fees — No Load Class	1,468	128
Shareholder servicing fees — Institutional Class	102	20
Sub-Advisory fees	—	3,420
Custody fees and expenses	—	1,780
Transfer Agent fees and expenses	10,077	10,057
Reports to shareholders	128	88
Administration fees	1,045	706
Professional fees	4,706	6,896
Directors’ and Officers’ fees and expenses	50	30
Registration fees	22,615	2,436
Fund accounting fees	41	12,205
Interest expense	—	54
Other expenses	20	6

Total expenses	41,127	41,465
Less, expense waiver for Institutional Class service fees	(77)	(15)
Less, expense reimbursement	(48,808)	(32,906)

Net expenses	(7,758)	8,544

Net investment income (loss)	25,563	(4,156)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(2,082)	(100,240)
Written option contracts expired or closed	68,118	22,535

Net realized gain (loss)	66,036	(77,705)

Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(5,256)	(92,473)
Written option contracts	(91,498)	7,784
Futures contracts	—	23,363

Net change in unrealized depreciation	(96,754)	(61,326)

Net loss on investments	(30,718)	(139,031)

Net decrease in net assets resulting from operations	$(5,155)	$(143,187)

† Net of Foreign Taxes Withheld of:	$—	$644

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(424,235)	$(492,158)	$15,939	$21,456
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	76,501	3,597,660	44,220	(418,155)
Net change in unrealized appreciation (depreciation) on investments, foreign currency and written options	(3,861,705)	32,089,184	(408,035)	1,899,110

Net increase (decrease) in net assets resulting from operations	(4,209,439)	35,194,686	(347,876)	1,502,411

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(127,292)	—	(19,692)

Total distributions	—	(127,292)	—	(19,692)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(930)	—	(1,275)

Total distributions	—	(930)	—	(1,275)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(145)	—	(22)

Total distributions	—	(145)	—	(22)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	1,980,922	4,869,857	884,000	2,868,282
Redemption fees	133	1,370	102	6,702
Proceeds from shares issued to holders in reinvestment of dividends	—	123,697	—	19,427
Cost of shares redeemed	(7,356,392)	(10,313,179)	(864,250)	(1,808,229)

Net increase (decrease) in net assets resulting from capital share transactions	(5,375,343)	(5,318,255)	19,852	1,086,182

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	417,413	489,536	130,258	312,466
Redemption fees	16	201	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	825	—	417
Cost of shares redeemed	(103,293)	(225,140)	(19,269)	(101,796)

Net increase in net assets resulting from capital share transactions	314,136	265,422	110,989	211,087

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	4,168	302	15,833	21,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	43	—	22
Cost of shares redeemed	—	(33,452)	(6,489)	—

Net increase (decrease) in net assets resulting from capital share transactions	4,168	(33,107)	9,344	21,022

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(9,266,478)	29,980,379	(207,691)	2,799,713
NET ASSETS:
Beginning of period	105,523,892	75,543,513	4,773,549	1,973,836

End of period*	$96,257,414	$105,523,892	$4,565,858	$4,773,549

*Including undistributed net investment income (loss) of:	$(1,336,381)	$(912,146)	$7,618	$(8,321)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	62,643	175,734	225,211	878,509
Shares issued in reinvestments of dividends and distributions	—	4,000	—	4,994
Shares redeemed	(232,097)	(401,239)	(220,903)	(557,975)

Net increase (decrease) in shares outstanding	(169,454)	(221,505)	4,308	325,528

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	13,192	17,431	33,942	84,996
Shares issued in reinvestments of dividends and distributions	—	27	—	107
Shares redeemed	(3,374)	(8,671)	(4,865)	(36,346)

Net increase in shares outstanding	9,818	8,787	29,077	48,757

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	126	12	4,271	6,943
Shares issued in reinvestments of dividends and distributions	—	2	—	6
Shares redeemed	—	(1,599)	(1,651)	—

Net increase (decrease) in shares outstanding	126	(1,585)	2,620	6,949

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$1,615,858	$9,664,271	$152,812	$234,571
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(48,469,761)	(281,292,053)	(76,509)	(152,213)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(52,477,640)	685,169,758	(2,180,157)	4,225,736

Net increase (decrease) in net assets resulting from operations	(99,331,543)	413,541,976	(2,103,854)	4,308,094

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(6,864,283)	—	(175,656)
Net realized gains	—	—	—	(22,795)

Total distributions	—	(6,864,283)	—	(198,451)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(741,228)	—	(28,347)
Net realized gains	—	—	—	(4,778)

Total distributions	—	(741,228)	—	(33,125)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(618)
Net realized gains	—	—	—	(507)

Total distributions	—	—	—	(1,125)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(1,674,477)	N/A	N/A

Total distributions	—	(1,674,477)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	53,494,090	228,538,793	8,968,470	8,877,756
Redemption fees	7,039	96,505	56	5,196
Proceeds from shares issued to holders in reinvestment of dividends	—	6,669,240	—	196,171
Cost of shares redeemed	(176,485,088)	(392,483,046)	(3,968,300)	(6,974,443)

Net increase (decrease) in net assets resulting from capital share transactions	(122,983,959)	(157,178,508)	5,000,226	2,104,680

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	15,366,701	52,590,755	717,625	2,336,497
Redemption fees	1,993	—	174	1,395
Proceeds from shares issued to holders in reinvestment of dividends	—	642,068	—	18,350
Cost of shares redeemed	(47,356,423)	(123,719,278)	(645,501)	(1,638,705)

Net increase (decrease) in net assets resulting from capital share transactions	(31,987,729)	(70,486,455)	72,298	717,537

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	5,549,842	15,759,105	314,686	354,523
Redemption fees	531	532	—	4
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	689
Cost of shares redeemed	(23,430,945)	(44,568,229)	(10,369)	(307,788)

Net increase (decrease) in net assets resulting from capital share transactions	(17,880,572)	(28,808,592)	304,317	47,428

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	28,560,752	52,022,093	N/A	N/A
Redemption fees	503	2,858	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	1,564,877	N/A	N/A
Cost of shares redeemed	(28,995,652)	(95,494,884)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(434,397)	(41,905,056)	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(272,618,200)	105,883,377	3,272,987	6,945,038
NET ASSETS:
Beginning of period	1,372,333,885	1,266,450,508	25,926,982	18,981,944

End of period*	$1,099,715,685	$1,372,333,885	$29,199,969	$25,926,982

*Including undistributed net investment income of:	$4,103,228	$2,487,370	$182,425	$29,613

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	2,643,149	13,500,735	477,138	503,291
Shares issued in reinvestments of dividends and distributions	—	331,473	—	10,374
Shares redeemed	(8,833,580)	(24,319,939)	(209,591)	(421,096)

Net increase (decrease) in shares outstanding	(6,190,431)	(10,487,731)	267,547	92,569

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	769,998	3,318,616	39,038	140,646
Shares issued in reinvestments of dividends and distributions	—	32,395	—	993
Shares redeemed	(2,397,275)	(8,280,037)	(35,665)	(102,207)

Net increase (decrease) in shares outstanding	(1,627,277)	(4,929,026)	3,373	39,432

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	286,151	1,011,821	16,952	22,768
Shares issued in reinvestments of dividends and distributions	—	—	—	37
Shares redeemed	(1,219,077)	(2,955,060)	(569)	(19,133)

Net increase (decrease) in shares outstanding	(932,926)	(1,943,239)	16,383	3,672

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	1,410,178	3,148,491	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	77,932	N/A	N/A
Shares redeemed	(1,449,567)	(5,875,213)	N/A	N/A

Net decrease in shares outstanding	(39,389)	(2,648,790)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment loss	$(282,652)	$(509,988)	$—	$—
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(2,963,024)	(45,656,563)	—	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(7,531,342)	143,852,458	—	—

Net increase (decrease) in net assets resulting from operations	(10,777,018)	97,685,907	—	—

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	—

Total distributions	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	N/A	N/A

Total distributions	—	—	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	N/A	N/A

Total distributions	—	—	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	—	N/A	N/A

Total distributions	—	—	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	4,338,136	36,310,875	471,850	1,874,921
Redemption fees	1,202	8,109	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(40,110,310)	(64,086,132)	(784,127)	(2,911,485)

Net decrease in net assets resulting from capital share transactions	(35,770,972)	(27,767,148)	(312,277)	(1,036,564)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	1,507,342	4,027,254	N/A	N/A
Redemption fees	322	472	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(3,694,104)	(7,399,034)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(2,186,440)	(3,371,308)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	233,576	1,109,508	N/A	N/A
Redemption fees	—	101	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(788,536)	(1,004,506)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(554,960)	105,103	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	504,926	9,645,168	N/A	N/A
Redemption fees	7	269	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(10,056,243)	(86,994,949)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(9,551,310)	(77,349,512)	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(58,840,700)	(10,696,958)	(312,277)	(1,036,564)
NET ASSETS:
Beginning of period	199,643,252	210,340,210	1,651,377	2,687,941

End of period*	$140,802,552	$199,643,252	$1,339,100	$1,651,377

*Including undistributed net investment income of:	$587,410	$870,062	$—	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	204,136	2,125,038	471,850	1,874,921
Shares issued in reinvestments of dividends and distributions	—	—	—	—
Shares redeemed	(1,891,825)	(4,028,266)	(784,127)	(2,911,485)

Net decrease in shares outstanding	(1,687,689)	(1,903,228)	(312,277)	(1,036,564)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	72,692	229,236	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(182,612)	(464,677)	N/A	N/A

Net decrease in shares outstanding	(109,920)	(235,441)	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	11,449	60,451	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(39,379)	(63,523)	N/A	N/A

Net decrease in shares outstanding	(27,930)	(3,072)	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	23,524	659,244	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(482,250)	(4,901,031)	N/A	N/A

Net decrease in shares outstanding	(458,726)	(4,241,787)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$91,130	$(62,027)	$146,824	$46,129
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	248,116	(7,399,154)	67,901	(1,419,347)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(5,435,344)	30,077,593	(4,507,708)	3,683,013

Net increase (decrease) in net assets resulting from operations	(5,096,098)	22,616,412	(4,292,983)	2,309,795

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(20,768)	—	(1,817)

Total distributions	—	(20,768)	—	(1,817)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(9,381)	—	—

Total distributions	—	(9,381)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(2,890)	—	—

Total distributions	—	(2,890)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(10)	—	(7,282)

Total distributions	—	(10)	—	(7,282)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	2,089,660	7,876,163	2,715,039	3,525,885
Redemption fees	286	47,139	101	635
Proceeds from shares issued to holders in reinvestment of dividends	—	20,440	—	1,579
Cost of shares redeemed	(6,238,278)	(14,496,784)	(1,619,750)	(3,951,117)

Net increase (decrease) in net assets resulting from capital share transactions	(4,148,332)	(6,553,042)	1,095,390	(423,018)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	1,140,091	3,438,842	5,140,712	7,953,554
Redemption fees	4,243	8,744	851	997
Proceeds from shares issued to holders in reinvestment of dividends	—	7,753	—	—
Cost of shares redeemed	(3,996,048)	(10,299,115)	(1,551,830)	(6,109,558)

Net increase (decrease) in net assets resulting from capital share transactions	(2,851,714)	(6,843,776)	3,589,733	1,844,993

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	371,492	1,574,137	848,769	1,341,247
Redemption fees	2,058	7	—	101
Proceeds from shares issued to holders in reinvestment of dividends	—	2,366	—	—
Cost of shares redeemed	(728,042)	(2,210,676)	(215,817)	(542,169)

Net increase (decrease) in net assets resulting from capital share transactions	(354,492)	(634,166)	632,952	799,179

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	40,000	10,807	2,791,013	2,665,048
Redemption fees	—	—	54	500
Proceeds from shares issued to holders in reinvestment of dividends	—	10	—	4,823
Cost of shares redeemed	(11,602)	—	(111,687)	(153,009)

Net increase in net assets resulting from capital share transactions	28,398	10,817	2,679,380	2,517,362

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(12,422,238)	8,563,196	3,704,472	7,039,212
NET ASSETS:
Beginning of period	66,099,568	57,536,372	23,120,349	16,081,137

End of period*	$53,677,330	$66,099,568	$26,824,821	$23,120,349

*Including undistributed net investment income of:	$148,397	$57,267	$150,068	$3,244

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	190,622	840,758	315,195	439,147
Shares issued in reinvestments of dividends and distributions	—	1,569	—	177
Shares redeemed	(565,145)	(1,774,870)	(191,891)	(495,881)

Net increase (decrease) in shares outstanding	(374,523)	(932,543)	123,304	(56,557)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	103,715	407,710	599,819	992,317
Shares issued in reinvestments of dividends and distributions	—	657	—	—
Shares redeemed	(372,092)	(1,235,063)	(182,530)	(828,509)

Net increase (decrease) in shares outstanding	(268,377)	(826,696)	417,289	163,808

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	34,836	177,257	98,134	169,781
Shares issued in reinvestments of dividends and distributions	—	211	—	—
Shares redeemed	(67,703)	(276,951)	(25,751)	(68,264)

Net increase (decrease) in shares outstanding	(32,867)	(99,483)	72,383	101,517

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	3,839	1,019	331,170	311,808
Shares issued in reinvestments of dividends and distributions	—	1	—	540
Shares redeemed	(1,020)	—	(13,969)	(18,661)

Net increase in shares outstanding	2,819	1,020	317,201	293,687

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets

	The Multi-Disciplinary Fund		The Tactical Paradigm Fund
	For the	For the Year	For the	December 31, 2009ˆ
	Six Months Ended	Ended	Six Months Ended	through
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$25,563	$7,052	$(4,156)	$—
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	66,036	99,097	(77,705)	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(96,754)	99,028	(61,326)	—

Net increase (decrease) in net assets resulting from operations	(5,155)	205,177	(143,187)	—

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	(22,830)	(7,818)	—	—
Net realized gains	—	(14,757)	—	—

Total distributions	(22,830)	(22,575)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	(2,407)	(559)	—	—
Net realized gains	—	(1,623)	—	—

Total distributions	(2,407)	(2,182)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	(1,536)	(116)	—	—
Net realized gains	—	(1,672)	—	—

Total distributions	(1,536)	(1,788)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	(1,862)	(947)	—	—
Net realized gains	—	(1,587)	—	—

Total distributions	(1,862)	(2,534)	—	—

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	642,763	695,920	159,751	20,000
Redemption fees	51	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	20,286	20,528	—	—
Cost of shares redeemed	(88,414)	(3,410)	—	—

Net increase in net assets resulting from capital share transactions	574,686	713,038	159,751	20,000

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	77,357	—	524,174	20,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	2,407	2,182	—	—
Cost of shares redeemed	—	—	—	—

Net increase in net assets resulting from capital share transactions	79,764	2,182	524,174	20,000

ˆ Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Statements of Changes in Net Assets — (Continued)

	The Multi-Disciplinary Fund		The Tactical Paradigm Fund
	For the	For the Year	For the	December 31, 2009ˆ
	Six Months Ended	Ended	Six Months Ended	through
	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	15,000	5,000	1,237,717	20,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	1,464	1,696	—	—
Cost of shares redeemed	—	(7,169)	(42,571)	—

Net increase (decrease) in net assets resulting from capital share transactions	16,464	(473)	1,195,146	20,000

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	—	—	—	20,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	1,862	2,534	—	—
Cost of shares redeemed	—	—	—	—

Net increase in net assets resulting from capital share transactions	1,862	2,534	—	20,000

TOTAL INCREASE IN NET ASSETS:	638,986	893,379	1,735,884	80,000
NET ASSETS:
Beginning of period	1,247,490	354,111	80,000	—

End of period*	$1,886,476	$1,247,490	$1,815,884	$80,000

*Including undistributed net investment income (loss) of:	$(2,367)	$705	$(4,156)	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	64,654	81,319	16,082	2,000
Shares issued in reinvestments of dividends and distributions	2,049	2,082	—	—
Shares redeemed	(8,669)	(380)	—	—

Net increase in shares outstanding	58,034	83,021	16,082	2,000

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	7,821	—	53,568	2,000
Shares issued in reinvestments of dividends and distributions	244	222	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	8,065	222	53,568	2,000

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	1,485	538	124,175	2,000
Shares issued in reinvestments of dividends and distributions	149	173	—	—
Shares redeemed	—	(829)	(4,227)	—

Net increase (decrease) in shares outstanding	1,634	(118)	119,948	2,000

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	—	—	—	2,000
Shares issued in reinvestments of dividends and distributions	187	256	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	187	256	—	2,000

ˆ	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements
June 30, 2010 (Unaudited)

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Kinetics Government Money Market Fund (“Government”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”), The Multi-Disciplinary Fund (“Multi-Disciplinary”) and The Tactical Paradigm Fund (“Tactical Paradigm”) (each, a “Fund” and together, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure), February 11, 2008 (Multi-Disciplinary) and December 31, 2009 (Tactical Paradigm).

Each series (other than Tactical Paradigm), unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). Each series in the Company (other than Tactical Paradigm) (each, a “Feeder Fund”, and together, the “Feeder Funds”) has entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invests all of its assets in a corresponding Master Portfolio with the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2010 is as follows:

Interest in
Master Portfolio

Internet Fund	99.991%
Global Fund	99.898%
Paradigm Fund	97.239%
Medical Fund	99.952%
Small Cap Fund	99.985%
Government Fund	97.988%
Market Opportunities Fund	99.984%
Water Infrastructure Fund	99.704%
Multi-Disciplinary Fund	95.056%

Tactical Paradigm seeks its investment objective by investing generally all of its investable assets in the Paradigm Portfolio while also hedging market risk with futures, options and short sales of ETFs. Tactical Paradigm may also purchase or write options in combination with each other to adjust market risk and return of its overall investment positions. Broadmark Asset Management, LLC, serves as the sub-adviser for the hedged portion of Tactical Paradigm. As of June 30, 2010, Tactical Paradigm held 0.122% of the Paradigm Portfolio.

As of June 30, 2010, each of the Funds, except Government, offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a service fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2010, each of the Funds, except Government, offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a service fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2010, each of the Funds offers No Load Class shares. No Load Class shares are subject to a service fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2010, Paradigm, Small Cap, Market Opportunities, Water Infrastructure, Multi-Disciplinary and Tactical Paradigm offer Institutional Class shares. Institutional Class shares are subject to a service fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the service fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Fund, except Government, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Tactical Paradigm seeks to provide long-term growth of capital. Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.	Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) and securities held directly by Tactical Paradigm that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options and futures are valued at the last reported sale price on an exchange on which the option or future is traded. If no sales are reported on a particular day, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment securities in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2010, 0.01%, 0.00%, 0.01%, 0.00% and 0.00% of the net assets of the Internet Portfolio, Paradigm Portfolio, Medical Portfolio, Small Cap Portfolio and Market Opportunities Portfolio, respectively, were fair valued securities.

Repurchase Agreements
Each Master Portfolio and Tactical Paradigm may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust and the Company’s policy that the Master Portfolio and Tactical Paradigm receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio/Tactical Paradigm in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio/Tactical Paradigm Fund may be delayed or limited.

Written Option Accounting
The Master Portfolios and Tactical Paradigm may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Tactical Paradigm writes an option, an amount equal to the premium received by the Master Portfolio or Tactical Paradigm is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio or Tactical Paradigm may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio or Tactical Paradigm enters into a closing purchase transaction, the Master Portfolio or Tactical Paradigm realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio or Tactical Paradigm realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio and Tactical Paradigm are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Futures Contracts
Each Portfolio and the Tactical Paradigm Fund, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. At the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”. Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index which are recorded for financial statement purposes as unrealized gains or losses.

Foreign Currency Translations
The books and records of the Master Portfolios and Tactical Paradigm are maintained in U.S. dollars. For the Master Portfolios and Tactical Paradigm, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Tactical Paradigm do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios and Tactical Paradigm do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios and Tactical Paradigm may invest in restricted securities. These securities are valued by the Master Portfolios and Tactical Paradigm Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Tactical Paradigm have no right to require registration of unregistered securities. At June 30, 2010 none of the Master Portfolios or Tactical Paradigm held restricted securities. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2010, Tactical Paradigm held no illiquid securities. At June 30, 2010, the following Master Portfolios held illiquid securities:

	Market	Percentage of
	Value	Net Assets

The Internet Portfolio	$4,903	0.01%
The Paradigm Portfolio	0	0.00
The Medical Portfolio	2,627	0.01
The Small Cap Opportunities Portfolio	0	0.00
The Market Opportunities Portfolio	0	0.00

When-Issued Securities
The Master Portfolios and Tactical Paradigm may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Tactical Paradigm record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Tactical Paradigm maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. Tactical Paradigm also records its proportionate share of the Paradigm Portfolio’s expenses on a daily basis. In addition, each Fund accrues its own separate expenses. Any cap on expenses includes Fund-specific expenses as well as the expenses allocated from a Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2009, open tax years include the tax years ended December 31, 2006 through 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Company has entered into an investment advisory agreement (the “Advisory Agreement”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to Tactical Paradigm. The Trust has entered into investment advisory agreements (the “Agreements”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. For its advisory services, the Adviser is entitled to receive 0.65% of Tactical Paradigm’s average daily net assets, 0.50% of the Kinetics Government Money Market Portfolio’s average daily net assets and 1.25% of each other Master Portfolio’s average daily net assets.

The former sub-adviser to the Water Infrastructure Portfolio, Brennan Investment Partners, LLC, received its compensation from the Adviser at the annual rate of 0.35% of the average daily net assets of the Water Infrastructure Portfolio. On July 16, 2010, Brennan Investment Partners, LLC ceased serving as sub-adviser for Water Infrastructure. The sub-adviser to Tactical Paradigm is Broadmark Asset Management, LLC (the “Sub-Adviser”), which receives compensation from the Adviser at the annual rate of 0.65% of the average daily net assets of Tactical Paradigm pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.

For the six months ended June 30, 2010, Tactical Paradigm incurred expenses of $3,420 pursuant to the Advisory Agreement.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture.

For the six months ended June 30, 2010, the rate earned by the Adviser from the Master Portfolios and from Tactical Paradigm and the waived fees/reimbursed expenses for the Funds are as follows:

	Internet	Global

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$34,464	$75,605
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$801,430	$95,292
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$93,950	$—

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser through voluntary waiver	$206,120	$28,907
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$12,279	$—

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$87,137	$56,015
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$36	$3,060

	Multi	Tactical
	Disciplinary	Paradigm

Annual Advisory Rate	1.25%	1.25%
Annual Sub-Advisory Rate	0.00%	0.65%
Expenses Reimbursed by Adviser through voluntary waiver	$48,808	$32,906
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$77	$15

The Adviser receives a shareholder servicing fee from the No Load Class, Class A and Class C shares of each Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Fund’s average daily net assets attributable to No Load Class, Class A and Class C shares, respectively. For the Institutional

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of each Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2011. For the six months ended June 30, 2010, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of Paradigm, Small Cap, Market Opportunities, Water Infrastructure, Multi-Disciplinary and Tactical Paradigm. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

For the six months ended June 30, 2010, the Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2010, payments under the 12b-1 Plan for the Advisor Class A shares of Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water, Multi-Disciplinary and Tactical Paradigm were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2010, the Advisor Class A shares of Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, Multi-Disciplinary and Tactical Paradigm incurred expenses of $1,129, $481, $292,706, $5,611, $16,638, $21,019, $14,165, $157 and $506 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2010, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, Multi-Disciplinary and Tactical Paradigm Advisor Class C Shares incurred expenses of $461, $120, $599,542, $2,341, $14,987, $21,899, $11,198, $421 and $1,970 respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

is an affiliate of the Adviser. For the six months ended June 30, 2010, the Distributor received $1,636, $745, $21,964, $1,085, $1,226, $2,168, $10,692, $0 and $0 from sales loads from Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, Multi-Disciplinary and Tactical Paradigm, respectively.

4.	Approval of Investment Advisory Contracts by Directors of Tactical Paradigm Fund

At a meeting of the Board of Directors of the Company held on December 18, 2009, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement and Sub-Advisory Agreement with respect to Tactical Paradigm. In reaching a decision to approve the Advisory Agreement and Sub-Advisory Agreement, the Board of Directors, including all of the Independent Directors, considered, among others
(1) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; (2) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to the Lipper, Inc. (“Lipper”) peer group; (3) the advisory fees and services to be provided to ensure that the fees are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to the Adviser’s advisory agreement with the Paradigm Portfolio; (4) the expected expense ratio of Tactical Paradigm, with expense waivers, as compared to expense ratios for relevant Lipper peer group; (5) the experience and qualifications of the Adviser’s and Sub-Adviser’s personnel and the Adviser’s and Sub-Adviser’s portfolio management capabilities and investment methodologies; (6) the extent to which economies of scale are relevant given Tactical Paradigm’s asset growth potential; (7) the financial condition of the Adviser and Sub-Adviser; (8) the cost of services to be provided by the Adviser and Sub-Adviser and the Adviser’s and Sub-Adviser’s expected profitability; (9) the “fall-out” benefits to the Adviser, Sub-Adviser and their affiliates from the relationship with Tactical Paradigm; (10) the Adviser’s and Sub-Adviser’s operations, compliance programs and policies with respect to the Code of Ethics; and (11) that Tactical Paradigm is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services to be provided by the Adviser and Sub-Adviser in advising Tactical Paradigm; the compensation to be paid to the Adviser and Sub-Adviser was fair and reasonable; the compensation to be paid to the Adviser pursuant to the Advisory Agreement were for services in

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

addition to, rather than duplicative of, services provided pursuant to the Advisor’s advisory agreement with the Paradigm Portfolio; the profits expected to be earned by the Adviser and Sub-Adviser were reasonable in light of the nature, extent and quality of the services provided to Tactical Paradigm; and that Tactical Paradigm is not expected to become large enough to attain significant economies of scale.

Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Advisory and Sub-Advisory Agreement.

5.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2009, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Loss

The Internet Fund	$(13,902,578)	$203,376	$13,699,202
The Global Fund	(5,481,052)	(8,780)	5,489,832
The Paradigm Fund	140,643	112,837	(253,480)
The Medical Fund	—	(399)	399
The Small Cap Opportunities Fund	(1,576,792)	1,767,968	(191,176)
The Kinetics Government Money Market Fund	83	—	(83)
The Market Opportunities Fund	(192,923)	79,097	113,826
The Water Infrastructure Fund	1	(6,693)	6,692
The Multi-Disciplinary Fund	(1)	3,093	(3,092)
The Tactical Paradigm Fund	—	—	—

6.  Income Taxes

At December 31, 2009 Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, Water Infrastructure, Multi-Disciplinary, and Tactical Paradigm had $0, $4,817, $13,952,984, $29,613, $2,944,401, $0, $0, $3,244, $18,872 and $0, respectively, of undistributed net investment income on a tax basis.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

At December 31, 2009 none of the Funds had accumulated gains on a tax basis.

At December 31, 2009, the Funds had accumulated net realized capital loss carryforwards expiring in the following years:

Fund	2017	2016	2015	2014	2013	2011	2010

Internet	$—	$—	$—	$16,077,777	$6,777,871	$—	$140,178,775
Global	408,711	—	—	—	4,885	887,154	2,635,504
Paradigm	445,866,806	417,659,386	—	—	—	—	—
Medical	116,113	—	—	—	—	—	—
Small Cap	96,486,615	78,193,634	—	—	—	—	—
Government	67	16	—	—	—	—	—
Market Opportunities	6,623,055	25,221,869	40,803	21	—	—	—
Water Infrastructure	4,868,599	2,088,692	—	—	—	—	—
Multi-Disciplinary	—	—	—	—	—	—	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2009, Internet and Multi-Disciplinary utilized $3,592,586 and $43,829, respectively, of capital loss carryforwards.

At December 31, 2009, the following Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Fund	Post-October Losses	Currency Losses	Straddle Losses

Internet	$—	$528	$—
Global	664	509	—
Paradigm	1,684,598	323,210	—
Medical	187,224	—	—
Small Cap	692,392	10,340	—
Government	—	—	—
Market Opportunities	735,020	1,887	—
Water Infrastructure	—	—	—
Multi-Disciplinary	—	—	—

The tax components of dividends paid during the years ended December 31, 2009 and December 31, 2008, are:

	Internet		Global
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2009	$128,367	$—	$20,989	$—
2008	$181,761	$—	$44,451	$—

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

	Paradigm		Medical
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2009	$9,279,988	$—	$232,701	$—
2008	$—	$7,073,063	$463,919	$183,981

	Small Cap		Government
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2009	$—	$—	$—	$—
2008	$—	$4,270,579	$17,587	$—

	Market Opportunities		Water Infrastructure
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2009	$33,049	$—	$9,099	$—
2008	$357,384	$—	$—	$—

	Multi-Disciplinary		Tactical Paradigm
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2009	$29,079	$—	$—	$—
2008	$128	$—	$—	$—

7.  Securities Transactions for Tactical Paradigm

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2010 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

Tactical Paradigm	$—	$—	$—	$—

For the six months ended June 30, 2010, Tactical Paradigm wrote the following options:

	Number	Premium
	of Contracts	Amount

Tactical Paradigm

Outstanding at the Beginning of Year	—	$—
Options Written	464	96,399
Options Closed	(414)	(76,915)

Outstanding at June 30, 2010	50	$19,484

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

8.  Summary of Fair Value Exposure

Various inputs are used in determining the value of Tactical Paradigm’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Tactical Paradigm Fund
The following is a summary of the inputs used to value Tactical Paradigm’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Other Investments	$1,384,785	$—	$—	$1,384,785
Put Options Purchased	48,550	—	—	48,550

Total Investments in Securities	$1,433,335	$—	$—	$1,433,335

Call Options Written	$11,700	$—	$—	$11,700

Short Futures Contracts*	$23,363	$—	$—	$23,363

*	Short Futures Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

9.	Disclosures about Derivative Instruments and Hedging Activities

Tactical Paradigm has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why Tactical Paradigm uses derivatives, how derivatives are accounted for by Tactical Paradigm, and how derivative instruments affect Tactical Paradigm’s results of operations and financial position.

The Sub-Adviser will attempt to reduce market risk through its use of hedging activities, including use of derivatives. When equity market risk is perceived to be high, and opportunity low, net exposure will be reduced by selling futures, option combos or short-selling ETFs against the value of Tactical Paradigm’s investment in the Paradigm Portfolio. Conversely, when perceived risks are low and opportunities high, Tactical Paradigm will have a low to zero exposure to hedging vehicles.

The Tactical Paradigm Fund

Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$48,550
Written Options			Written option contracts, at value	$11,700
Short Futures Contractsˆ		23,363	Short futures contracts	—

Total		$71,913		$11,700

*	Purchased options are included in investments with other long positions.

ˆ	Short futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain (Loss) on Derivatives

Equity Contracts

Purchased Options	$(39,023)	**
Written Options	22,535

Total	$(16,488)

**	Purchased options are included with investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts

Purchased Options	$13,094	***
Written Options	7,784
Futures Contracts	23,363

Total	$44,241

**	Purchased options are included with investments.

Tactical Paradigm has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect its Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2010: long option contracts (464 contracts) were purchased and $289,273 premiums were paid, written option contracts (464 contracts) were opened and $96,399 premiums were received, and an average of 2 short futures contracts were open with an average notional value of $115,448 during the period.

10.  Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

11.  Tax Information (Unaudited)

Internet, Global, Paradigm, Medical, Market Opportunities, and Water Infrastructure designate 100%, 100%, 100%, 97%, 100%, and 100%, respectively, of dividends declared after December 31, 2009 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Internet, Global, Paradigm, Medical, Market Opportunities, Water Infrastructure and Multi-Disciplinary hereby designate 100%, 100%, 100%, 100%, 100%, 100%, and 100% respectively, as ordinary income distributions and 0% for all of the funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2009, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 100%, Global 7%, Paradigm 65%, Medical 95%, Market Opportunities 100%, and Water Infrastructure 100%.

Internet, Paradigm, Medical, Market Opportunities, Water Infrastructure, and Multi-Disciplinary designate 9%, 13%, 1%, 10%, 1% and 17%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

Medical and Multi-Disciplinary designate 12 and 68%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

12.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

13.  Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Internet Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class
	For the Six		For the Six		For the Six		For the
	Months Ended		Months Ended		Months Ended		Year Ended
	June 30, 2010		June 30, 2010		June 30, 2010		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2009

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.74		$30.35		$29.76		$20.71

Income from Investment Operations:
Net investment income (loss)(2)	(0.13)		(0.16)		(0.24)		(0.14)
Net realized and unrealized gain (loss) on investments	(1.20)		(1.19)		(1.15)		10.21

Total from investment operations	(1.33)		(1.35)		(1.39)		10.07

Redemption Fees	0.00	(3)	0.00	(3)	—		0.00 (3)
Less Distributions:
From net investment income	—		—		—		(0.04)
From net realized gains	—		—		—		—

Total distributions	—		—		—		(0.04)

Net Asset Value, End of Period	$29.41		$29.00		$28.37		$30.74

Total Return(4)	(4.33	)%(5)	(4.45	)%(5)	(4.70	)%(5)	48.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$95,150		$990		$117		$104,666
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(6)	2.21	%(6)	2.71	%(6)	1.98%
After expense reimbursement(7)	1.89	%(6)	2.14	%(6)	2.64	%(6)	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.87	)%(6)	(1.12	)%(6)	(1.62	)%(6)	(0.64)%
After expense reimbursement(7)	(0.80	)%(6)	(1.05	)%(6)	(1.55	)%(6)	(0.55)%
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Internet Fund
Advisor Class A	Advisor Class C	No Load Class	Advisor Class A	Advisor Class C	No Load Class	Advisor Class A	Advisor Class C
For the	For the	For the	For the	For the	For the	For the	February 16, 2007ˆ
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2009	2008	2008	2008	2007	2007	2007

$20.50	$20.20	$35.94	$35.66	$35.31	$28.62	$28.24	$28.66

(0.21)	(0.31)	0.29	0.22	0.08	0.30	0.23	0.07
10.09	9.91	(15.47)	(15.33)	(15.15)	7.37	7.49	6.87

9.88	9.60	(15.18)	(15.11)	(15.07)	7.67	7.72	6.94

0.01	—	0.00 (3)	0.00 (3)	—	0.00 (3)	—	0.00	(3)

(0.04)	(0.04)	(0.05)	(0.05)	(0.04)	(0.35)	(0.30)	(0.29)
—	—	—	—	—	—	—	—

(0.04)	(0.04)	(0.05)	(0.05)	(0.04)	(0.35)	(0.30)	(0.29)

$30.35	$29.76	$20.71	$20.50	$20.20	$35.94	$35.66	$35.31

48.23%	47.51%	(42.24)%	(42.37)%	(42.67)%	26.81%	27.35%	24.22	%(5)

$738	$120	$75,112	$318	$113	$166,787	$637	$294

2.23%	2.73%	2.03%	2.28%	2.78%	1.99%	2.24%	2.73	%(6)
2.14%	2.64%	1.90%	2.15%	2.65%	1.98%	2.23%	2.72	%(6)

(0.89)%	(1.39)%	0.90%	0.65%	0.15%	0.94%	0.70%	0.22	%(6)
(0.80)%	(1.30)%	1.03%	0.78%	0.28%	0.95%	0.71%	0.23	%(6)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	No Load Class	Advisor Class A	No Load Class	Advisor Class A
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2006	2005	2005

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$24.66	$24.40	$25.29	$24.93

Income from Investment Operations:
Net investment income (loss)(2)	(0.08)	(0.14)	0.11	0.05
Net realized and unrealized gain (loss) on investments	4.15	4.09	(0.54)	(0.44)

Total from investment operations	4.07	3.95	(0.43)	(0.39)

Redemption Fees	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.11)	(0.11)	(0.20)	(0.14)
From net realized gains	—	—	—	—

Total distributions	(0.11)	(0.11)	(0.20)	(0.14)

Net Asset Value, End of Period	$28.62	$28.24	$24.66	$24.40

Total Return(4)	16.50%	16.18%	(1.69)%	(1.55)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$137,012	$235	$148,260	$300
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98%	2.23%	2.35%	2.60%
After expense reimbursement(7)	1.85%	2.10%	2.35%	2.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.42)%	(0.67)%	0.46%	0.21%
After expense reimbursement(7)	(0.29)%	(0.54)%	0.46%	0.21%
Portfolio turnover rate	N/A	N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Global Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$3.92		$3.93		$3.90

Income from Investment Operations:
Net investment income (loss)	0.01	(2)	0.01	(2)	(0.00	)(3)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.29)		(0.28)

Total from investment operations	(0.28)		(0.28)		(0.28)

Redemption Fees	0.00	(3)	—		—
Less Distributions:
From net investment income	—		—		—
From net realized gains	—		—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$3.64		$3.65		$3.62

Total Return(4)	(7.14	)%(5)	(7.12	)%(5)	(7.42	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,076		$447		$43
Ratio of operating expenses to average net assets:
Before expense reimbursement	4.43	%(6)	4.68	%(6)	5.18	%(6)
After expense reimbursement(7)	1.39	%(6)	1.64	%(6)	2.14	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.37	)%(6)	(2.62	)%(6)	(3.12	)%(6)
After expense reimbursement(7)	0.67	%(6)	0.42	%(6)	(0.08	)%(6)
Portfolio turnover rate	N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Global Fund
No Load Class	Advisor Class A	Advisor Class C		No Load Class	Advisor Class A		Advisor Class C		No Load Class	No Load Class	No Load Class
For the	For the	For the		For the	May 19, 2008ˆ		May 19, 2008ˆ		For the	For the	For the
Year Ended	Year Ended	Year Ended		Year Ended	through		through		Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,		December 31,	December 31,		December 31,		December 31,	December 31,	December 31,
2009	2009	2009		2008	2008		2008		2007	2006	2005

$2.36	$2.36	$2.37		$4.90	$4.56		$4.56		$5.00	$4.43	$4.50

0.02 (2)	0.01 (2)	(0.00	)(2)(3)	0.07 (2)	0.03	(2)	0.02	(2)	0.22	0.13	0.15
1.55	1.57	1.53		(2.56)	(2.18)		(2.17)		(0.01)	0.62	(0.03)

1.57	1.58	1.53		(2.49)	(2.15)		(2.15)		0.21	0.75	0.12

0.01	—	—		0.00 (3)	—		—		0.00 (3)	0.00 (3)	0.00 (3)

(0.02)	(0.01)	(0.00	)(3)	(0.05)	(0.05)		(0.04)		(0.31)	(0.18)	(0.19)
—	—	—		—	—		—		—	—	—

(0.02)	(0.01)	(0.00	)(3)	(0.05)	(0.05)		(0.04)		(0.31)	(0.18)	(0.19)

$3.92	$3.93	$3.90		$2.36	$2.36		$2.37		$4.90	$5.00	$4.43

66.86%	67.11%	65.08%		(50.72)%	(47.12	)%(5)	(47.14	)%(5)	4.27%	16.90%	2.65%

$4,370	$368	$36		$1,863	$106		$5		$3,138	$3,991	$3,896

5.32%	5.57%	6.07%		5.98%	8.28	%(6)	8.78	%(6)	3.84%	3.09%	3.22%
1.39%	1.64%	2.14%		1.41%	1.65	%(6)	2.15	%(6)	1.48%	1.39%	2.69%

(3.27)%	(3.52)%	(4.02)%		(2.72)%	(5.16	)%(6)	(5.66	)%(6)	1.87%	1.30%	2.80%
0.66%	0.41%	(0.09)%		1.85%	1.47	%(6)	0.97	%(6)	4.23%	3.00%	3.33%
N/A	N/A	N/A		N/A	N/A		N/A		N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Paradigm Fund
			Advisor		Advisor		Institutional
	No Load Class		Class A		Class C		Class
	For the		For the		For the		For the
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$20.18		$19.88		$19.33		$20.13

Income from Investment Operations:
Net investment income (loss)(2)	0.04		0.01		(0.04)		0.06
Net realized and unrealized gain (loss) on investments	(1.66)		(1.63)		(1.58)		(1.65)

Total from investment operations	(1.62)		(1.62)		(1.62)		(1.59)

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$18.56		$18.26		$17.71		$18.54

Total Return(4)	(8.03	)%(5)	(8.10	)%(5)	(8.38	)%(5)	(7.90	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$644,237		$201,896		$138,877		$114,705
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.76	%(6)	2.01	%(6)	2.51	%(6)	1.71	%(6)
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.25	%(6)	0.00	%(6)	(0.50	)%(6)	0.30	%(6)
After expense reimbursement(7)	0.37	%(6)	0.12	%(6)	(0.38	)%(6)	0.57	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Paradigm Fund
No Load	Advisor	Advisor	Institutional	No Load		Advisor		Advisor
Class	Class A	Class C	Class	Class		Class A		Class C
For the	For the	For the	For the	For the		For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,
2009	2009	2009	2009	2008		2008		2008

$14.42	$14.16	$13.80	$14.44	$30.99		$30.52		$29.90

0.15	0.10	0.02	0.18	0.12		0.06		(0.05)

5.78	5.68	5.51	5.78	(16.62	)(8)	(16.34	)(8)	(15.97	)(8)

5.93	5.78	5.53	5.96	(16.50)		(16.28)		(16.02)

0.00 (3)	—	0.00 (3)	0.00 (3)	0.01		0.00	(3)	0.00	(3)

(0.17)	(0.06)	—	(0.27)	—		—		—
—	—	—	—	(0.08)		(0.08)		(0.08)

(0.17)	(0.06)	—	(0.27)	(0.08)		(0.08)		(0.08)

$20.18	$19.88	$19.33	$20.13	$14.42		$14.16		$13.80

41.02%	40.64%	39.97%	41.31%	(53.17	)%(8)	(53.30	)%(8)	(53.54	)%(8)

$825,278	$252,106	$169,578	$125,372	$740,983		$249,424		$147,915

1.73%	1.98%	2.48%	1.68%	1.72%		1.97%		2.47%
1.64%	1.89%	2.39%	1.44%	1.66%		1.91%		2.41%

0.78%	0.53%	0.03%	0.83%	0.46%		0.21%		(0.29)%
0.87%	0.62%	0.12%	1.07%	0.52%		0.27%		(0.23)%
N/A	N/A	N/A	N/A	N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Paradigm Fund
	Institutional		No Load	Advisor	Advisor
	Class		Class	Class A	Class C
	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,
	2008		2007	2007	2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.97		$25.79	$25.43	$24.98

Income from Investment Operations:
Net investment income (loss)(2)	0.18		0.11	0.04	(0.10)
Net realized and unrealized gain (loss) on investments	(16.63	)(8)	5.35	5.27	5.15

Total from investment operations	(16.45)		5.46	5.31	5.05

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.13)	(0.09)	(0.00)
From net realized gains	(0.08)		(0.13)	(0.13)	(0.13)

Total distributions	(0.08)		(0.26)	(0.22)	(0.13)

Net Asset Value, End of Period	$14.44		$30.99	$30.52	$29.90

Total Return(4)	(53.11	)%(8)	21.15%	20.87%	20.20%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$128,129		$2,910,518	$544,046	$320,962
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%		1.68%	1.93%	2.43%
After expense reimbursement(7)	1.46%		1.68%	1.93%	2.43%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.51%		0.39%	0.14%	(0.36)%
After expense reimbursement(7)	0.72%		0.39%	0.14%	(0.36)%
Portfolio turnover rate	N/A		N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Paradigm Fund
Institutional	No Load	Advisor	Advisor	Institutional	No Load	Advisor	Advisor	Institutional
Class	Class	Class A	Class C	Class	Class	Class A	Class C	Class
For the	For the	For the	For the	For the	For the	For the	For the	May 27, 2005ˆ
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007	2006	2006	2006	2006	2005	2005	2005	2005

$25.76	$20.33	$20.08	$19.76	$20.31	$17.54	$17.40	$17.21	$18.13

0.17	0.14	0.08	(0.03)	0.19	(0.03)	(0.07)	(0.17)	0.01
5.34	5.52	5.43	5.33	5.49	2.82	2.77	2.74	2.23

5.51	5.66	5.51	5.30	5.68	2.79	2.70	2.57	2.24

0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—	0.03	0.00 (3)	0.00 (3)	—

(0.17)	(0.16)	(0.12)	(0.04)	(0.19)	(0.01)	—	—	(0.04)
(0.13)	(0.04)	(0.04)	(0.04)	(0.04)	(0.02)	(0.02)	(0.02)	(0.02)

(0.30)	(0.20)	(0.16)	(0.08)	(0.23)	(0.03)	(0.02)	(0.02)	(0.06)

$30.97	$25.79	$25.43	$24.98	$25.76	$20.33	$20.08	$19.76	$20.31

21.37%	27.81%	27.42%	26.82%	27.96%	16.11%	15.54%	14.96%	12.35	%(5)

$804,755	$1,337,761	$183,031	$116,226	$507,314	$418,914	$60,421	$38,740	$10,895

1.63%	1.79%	2.04%	2.54%	1.74%	1.93%	2.18%	2.68%	1.88	%(6)
1.48%	1.63%	1.88%	2.38%	1.43%	1.69%	1.94%	2.44%	1.49	%(6)

0.44%	0.44%	0.19%	(0.31)%	0.48%	(0.41)%	(0.66)%	(1.16)%	(0.37	)%(6)
0.59%	0.60%	0.35%	(0.15)%	0.79%	(0.17)%	(0.42)%	(0.92)%	0.02	%(6)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Medical Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class	Advisor Class A	Advisor Class C
	For the Six		For the Six		For the Six		For the	For the	For the
	Months Ended		Months Ended		Months Ended		Year Ended	Year Ended	Year Ended
	June 30, 2010		June 30, 2010		June 30, 2010		December 31,	December 31,	December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2009	2009	2009

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.77		$18.36		$18.27		$15.23	$14.90	$14.83

Income from Investment Operations:
Net investment income (loss)(2)	0.10		0.07		0.02		0.20	0.15	0.07
Net realized and unrealized gain (loss) on investments	(1.36)		(1.32)		(1.31)		3.51	3.44	3.41

Total from investment operations	(1.26)		(1.25)		(1.29)		3.71	3.59	3.48

Redemption Fees	0.00	(3)	0.00	(3)	—		0.01	0.01	0.00 (3)
Less Distributions:
From net investment income	—		—		—		(0.16)	(0.12)	(0.02)
From net realized gains	—		—		—		(0.02)	(0.02)	(0.02)

Total distributions	—		—		—		(0.18)	(0.14)	(0.04)

Net Asset Value, End of Period	$17.51		$17.11		$16.98		$18.77	$18.36	$18.27

Total Return(4)	(6.76	)%(5)	(6.81	)%(5)	(7.06	)(5)	24.47%	24.17%	23.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$24,392		$4,108		$700		$21,126	$4,347	$454
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.00	%(6)	2.25	%(6)	2.75	%(6)	2.15%	2.40%	2.90%
After expense reimbursement(7)	1.39	%(6)	1.64	%(6)	2.14	%(6)	1.39%	1.64%	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.42	%(6)	0.17	%(6)	(0.33	)%(6)	0.42%	0.17%	(0.33)%
After expense reimbursement(7)	1.03	%(6)	0.78	%(6)	0.28	%(6)	1.17%	0.92%	0.42%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Medical Fund
No Load Class	Advisor Class A	Advisor Class C	No Load Class	Advisor Class A	Advisor Class C		No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the	For the	For the	For the	For the	February 16, 2007ˆ		For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	through		Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
2008	2008	2008	2007	2007	2007		2006	2006	2005	2005

$19.82	$19.39	$19.34	$17.83	$17.47	$18.29		$16.64	$16.34	$16.76	$16.49

0.19	0.13	0.05	0.10	0.05	(0.04)		0.06	0.01	(0.18)	(0.22)

(4.25)	(4.15)	(4.13)	2.67	2.62	1.79		2.40	2.35	0.06	0.07

(4.06)	(4.02)	(4.08)	2.77	2.67	1.75		2.46	2.36	(0.12)	(0.15)

0.01	0.04	0.02	0.01	0.00 (3)	0.00	(3)	0.00 (3)	—	0.00 (3)	—

(0.16)	(0.13)	(0.07)	(0.10)	(0.06)	(0.01)		(0.04)	—	—	—
(0.38)	(0.38)	(0.38)	(0.69)	(0.69)	(0.69)		(1.23)	(1.23)	—	—

(0.54)	(0.51)	(0.45)	(0.79)	(0.75)	(0.70)		(1.27)	(1.23)	—	—

$15.23	$14.90	$14.83	$19.82	$19.39	$19.34		$17.83	$17.47	$16.64	$16.34

(20.42)%	(20.49)%	(20.97)%	15.47%	15.16%	9.55	%(5)	14.81%	14.49%	(0.72)%	(0.91)%

$15,727	$2,941	$314	$13,917	$1,427	$148		$15,527	$711	$13,943	$559

2.26%	2.51%	3.01%	2.41%	2.66%	3.19	%(6)	2.28%	2.53%	2.48%	2.73%
1.41%	1.66%	2.16%	1.40%	1.65%	2.15	%(6)	1.44%	1.69%	2.44%	2.69%

0.18%	(0.07)%	(0.57)%	(0.51)%	(0.76)%	(1.30	)%(6)	(0.51)%	(0.76)%	(1.14)%	(1.39)%
1.03%	0.78%	0.28%	0.50%	0.25%	(0.26	)%(6)	0.33%	0.08%	(1.10)%	(1.35)%
N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$20.83		$20.53		$20.28		$20.90

Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.06)		(0.11)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.51)		(1.48)		(1.46)		(1.51)

Total from investment operations	(1.54)		(1.54)		(1.57)		(1.52)

Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$19.29		$18.99		$18.71		$19.38

Total Return(4)	(7.39	)%(5)	(7.50	)%(5)	(7.74	)%(5)	(7.27	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$116,720		$11,087		$3,579		$9,417
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.87	%(6)	2.12	%(6)	2.62	%(6)	1.82	%(6)
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.53	)%(6)	(0.78	)%(6)	(1.28	)%(6)	(0.48	)%(6)
After expense reimbursement(7)	(0.30	)%(6)	(0.55	)%(6)	(1.05	)%(6)	(0.10	)%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
No Load Class	Advisor Class A	Advisor Class C	Institutional Class	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
For the	For the	For the	For the	For the		For the		For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,		December 31,
2009	2009	2009	2009	2008		2008		2008		2008

$13.17	$13.01	$12.92	$13.19	$31.92		$31.63		$31.57		$31.92

(0.04)	(0.08)	(0.16)	(0.01)	0.05		(0.01)		(0.12)		0.10
7.70	7.60	7.52	7.72	(18.53	)(8)	(18.34	)(8)	(18.26	)(8)	(18.56	)(8)

7.66	7.52	7.36	7.71	(18.48)		(18.35)		(18.38)		(18.46)

0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

—	—	—	—	—		—		—		—
—	—	—	—	(0.27)		(0.27)		(0.27)		(0.27)

—	—	—	—	(0.27)		(0.27)		(0.27)		(0.27)

$20.83	$20.53	$20.28	$20.90	$13.17		$13.01		$12.92		$13.19

58.16%	57.80%	56.97%	58.45%	(57.88	)%(8)	(58.00	)%(8)	(58.20	)%(8)	(57.82	)%(8)

$161,205	$14,244	$4,445	$19,749	$126,971		$12,090		$2,871		$68,408

1.86%	2.11%	2.61%	1.81%	1.79%		2.04%		2.54%		1.74%
1.64%	1.89%	2.39%	1.44%	1.67%		1.92%		2.42%		1.47%

(0.48)%	(0.73)%	(1.23)%	(0.43)%	0.09%		(0.16)%		(0.66)%		0.14%
(0.26)%	(0.51)%	(1.01)%	(0.06)%	0.21%		(0.04)%		(0.54)%		0.41%
N/A	N/A	N/A	N/A	N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class	Advisor Class A	Advisor Class C		Institutional Class
	For the	For the	February 16, 2007ˆ		For the
	Year Ended	Year Ended	through		Year Ended
	December 31,	December 31,	December 31,		December 31,
	2007	2007	2007		2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$26.92	$26.71	$28.70		$26.91

Income from Investment Operations:
Net investment income (loss)(2)	0.01	(0.07)	(0.21)		0.07
Net realized and unrealized gain (loss) on investments	5.29	5.25	3.33		5.29

Total from investment operations	5.30	5.18	3.12		5.36

Redemption Fees	0.00 (3)	0.00 (3)	0.02		0.00 (3)
Less Distributions:
From net investment income	(0.23)	(0.19)	(0.20)		(0.28)
From net realized gains	(0.07)	(0.07)	(0.07)		(0.07)

Total distributions	(0.30)	(0.26)	(0.27)		(0.35)

Net Asset Value, End of Period	$31.92	$31.63	$31.57		$31.92

Total Return(4)	19.65%	19.36%	10.94	%(5)	19.91%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$729,278	$36,390	$4,942		$316,709
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71%	1.96%	2.47	%(6)	1.66%
After expense reimbursement(7)	1.69%	1.94%	2.45	%(6)	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.00%	(0.25)%	(0.76	)%(6)	0.05%
After expense reimbursement(7)	0.02%	(0.23)%	(0.75	)%(6)	0.22%
Portfolio turnover rate	N/A	N/A	N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
No Load Class	Advisor Class A	Institutional Class	No Load Class	Advisor Class A	Institutional Class
For the	For the	For the	For the	For the	August 12, 2005ˆ
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2006	2006	2006	2005	2005	2005

$21.02	$20.89	$21.00	$18.69	$18.63	$20.48

0.03	(0.03)	0.08	0.12	0.02	0.00	(3)
5.92	5.88	5.91	2.35	2.38	0.67

5.95	5.85	5.99	2.47	2.40	0.67

0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—

(0.05)	(0.03)	(0.08)	(0.01)	(0.01)	(0.02)
—	—	—	(0.13)	(0.13)	(0.13)

(0.05)	(0.03)	(0.08)	(0.14)	(0.14)	(0.15)

$26.92	$26.71	$26.91	$21.02	$20.89	$21.00

28.37%	28.03%	28.52%	13.17%	12.83%	3.23	%(5)

$268,875	$12,144	$209,592	$55,979	$5,205	$67,586

1.83%	2.08%	1.78%	1.93%	2.16%	1.77	%(6)
1.58%	1.83%	1.38%	1.66%	1.94%	1.59	%(6)

(0.14)%	(0.39)%	(0.09)%	0.18%	(0.17)%	(0.21	)%(6)
0.11%	(0.14)%	0.31%	0.45%	0.06%	(0.03	)%(6)
N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	—		—	0.01	0.04	0.04	0.02
Net realized and unrealized gain on investments	—		—	—	—	—	—

Total from investment operations	—		—	0.01	0.04	0.04	0.02

Less Distributions:
From net investment income	—		—	(0.01)	(0.04)	(0.04)	(0.02)

Total distributions	—		—	(0.01)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00	%(3)	0.00%	0.91%	3.77%	4.45%	1.88%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,339		$1,651	$2,688	$1,190	$1,425	$1,052
Ratio of operating expenses to average net assets:
Before expense reimbursement	4.11	%(4)	3.04%	3.55%	6.42%	3.94%	5.08%
After expense reimbursement(2)	0.05	%(4)	0.06%	0.76%	0.98%	0.22%	1.06%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(4.06	)%(4)	(2.98)%	(1.98)%	(1.74)%	0.73%	(2.17)%
After expense reimbursement(2)	(0.00	)%(4)	(0.00)%	0.81%	3.70%	4.45%	1.85%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Market Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class		No Load Class
	For the Six		For the Six		For the Six		For the Six		For the
	Months Ended		Months Ended		Months Ended		Months Ended		Year Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		2009

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.84		$10.80		$10.69		$10.86		$7.22

Income from Investment Operations:
Net investment income (loss)	0.02	(2)	0.01	(2)	(0.02	)(2)	0.03	(2)	—	(2)(3)
Net realized and unrealized gain (loss) on investments	(0.97)		(0.95)		(0.94)		(0.97)		3.62
Payment by adviser(7)	—		—		—		—		—

Total from investment operations	(0.95)		(0.94)		(0.96)		(0.94)		3.62

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		0.01
Less Distributions:
From net investment income	—		—		—		—		(0.01)
From net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		(0.01)

Net Asset Value, End of Period	$9.89		$9.86		$9.73		$9.92		$10.84

Total Return(4)	(8.76	)%(5)	(8.70	)%(5)	(8.98	)%(5)	(8.66	)%(5)	50.21%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$33,965		$14,477		$5,190		$45		$41,254
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.92	%(6)	2.17	%(6)	2.67	%(6)	1.87	%(6)	1.93%
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)	1.64%
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	0.15	%(6)	(0.10	)%(6)	(0.60	)%(6)	0.20	%(6)	(0.25)%
After expense reimbursement(7)	0.43	%(6)	0.18	%(6)	(0.32	)%(6)	0.63	%(6)	0.04%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Market Opportunities Fund
Advisor Class A		Advisor Class C		Institutional Class	No Load Class	Advisor Class A	Advisor Class C	Institutional Class		No Load Class
For the		For the		For the	For the	For the	For the	May 19, 2008ˆ		For the
Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	through		Year Ended
December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
2009		2009		2009	2008	2008	2008	2008		2007

$7.22		$7.17		$7.21	$16.12	$16.07	$16.01	$13.71		$12.05

(0.02	)(2)	(0.06	)(2)	0.02 (2)	0.11 (2)	0.08 (2)	0.02 (2)	0.08	(2)	0.04 (2)

3.61		3.59		3.64	(9.02)	(8.97)	(8.91)	(6.55)		4.05
—		—		—	0.06	0.06	0.06	0.06		—

3.59		3.53		3.66	(8.85)	(8.83)	(8.83)	(6.41)		4.09

0.00	(3)	0.00	(3)	—	0.01	0.00 (3)	0.00 (3)	—		0.01

(0.01)		(0.01)		(0.01)	(0.06)	(0.02)	(0.01)	(0.09)		(0.03)
—		—		—	—	—	—	—		—

(0.01)		(0.01)		(0.01)	(0.06)	(0.02)	(0.01)	(0.09)		(0.03)

$10.80		$10.69		$10.86	$7.22	$7.22	$7.17	$7.21		$16.12

49.66%		49.17%		50.70%	(54.82)%	(54.91)%	(55.13)%	(46.77	)%(5)	34.03%

$18,770		$6,055		$19	$34,246	$18,514	$771	$5		$63,004

2.18%		2.68%		1.88%	1.82%	2.07%	2.57%	1.82	%(6)	1.91%
1.89%		2.39%		1.44%	1.66%	1.91%	2.41%	1.44	%(6)	1.74%

(0.50)%		(1.00)%		(0.20)%	0.78%	0.53%	0.03%	0.94	%(6)	0.12%
(0.21)%		(0.71)%		0.24%	0.94%	0.69%	0.19%	1.32	%(6)	0.29%
N/A		N/A		N/A	N/A	N/A	N/A	N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Market Opportunities Fund
	Advisor Class A	Advisor Class C		No Load Class		Advisor Class A
	For the	February 16, 2007ˆ		January 31, 2006ˆ		January 31, 2006ˆ
	Year Ended	through		through		through
	December 31,	December 31,		December 31,		December 31,
	2007	2007		2006		2006

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$12.04	$12.99		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)	0.00 (2)	(0.05	)(2)	0.04		0.02
Net realized and unrealized gain (loss) on investments	4.04	3.07		2.05		2.05
Payment by adviser(7)	—	—		—		—

Total from investment operations	4.04	3.02		2.09		2.07

Redemption Fees	0.00 (3)	0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income	(0.01)	—		(0.04)		(0.03)
From net realized gains	—	—		—		—

Total distributions	(0.01)	—		(0.04)		(0.03)

Net Asset Value, End of Period	$16.07	$16.01		$12.05		$12.04

Total Return(4)	33.54%	23.25	%(5)	20.85	%(5)	20.68	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$43,907	$8,790		$7,994		$9,591
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.16%	2.66	%(6)	2.68	%(6)	2.93	%(6)
After expense reimbursement(7)	1.99%	2.49	%(6)	1.46	%(6)	1.71	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.14)%	(0.60	)%(6)	(0.76	)%(6)	(1.01	)%(6)
After expense reimbursement(7)	0.03%	(0.43	)%(6)	0.46	%(6)	(0.21	)%(6)
Portfolio turnover rate	N/A	N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Water Infrastructure Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$8.86		$8.82		$8.71		$8.90

Income from Investment Operations:
Net investment income (loss)(2)	0.06		0.04		0.02		0.06
Net realized and unrealized gain (loss) on investments	(1.34)		(1.32)		(1.29)		(1.33)

Total from investment operations	(1.28)		(1.28)		(1.27)		(1.27)

Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)
Less Distributions:
From net investment income(2)	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$7.58		$7.54		$7.44		$7.63

Total Return(4)	(14.45	)%(5)	(14.51	)%(5)	(14.58	)%(5)	(14.27	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,079		$11,991		$2,845		$4,910
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.08	%(6)	2.33	%(6)	2.83	%(6)	2.03	%(6)
After expense reimbursement(7)	1.64	%(6)	1.89	%(6)	2.39	%(6)	1.44	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.87	%(6)	0.62	%(6)	0.12	%(6)	0.92	%(6)
After expense reimbursement(7)	1.31	%(6)	1.06	%(6)	0.56	%(6)	1.51	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Water Infrastructure Fund
No Load Class		Advisor Class A	Advisor Class C	Institutional Class	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
For the		For the	For the	For the	For the	For the	For the	For the
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009		2009	2009	2009	2008	2008	2008	2008

$7.61		$7.59	$7.54	$7.63	$10.17	$10.17	$10.16	$10.18

0.04		0.02	(0.02)	0.05	0.10	0.07	0.03	0.12
1.21		1.21	1.19	1.23	(2.66)	(2.65)	(2.65)	(2.67)

1.25		1.23	1.17	1.28	(2.56)	(2.58)	(2.62)	(2.55)

0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	—	0.00 (3)

(0.00	)(3)	—	—	(0.02)	—	—	—	—
—		—	—	—	—	—	—	—

(0.00	)(3)	—	—	(0.02)	—	—	—	—

$8.86		$8.82	$8.71	$8.90	$7.61	$7.59	$7.54	$7.63

16.46%		16.21%	15.52%	16.94%	(25.17)%	(25.37)%	(25.79)%	(25.05)%

$7,176		$10,339	$2,700	$2,905	$6,598	$7,661	$1,571	$251

2.36%		2.61%	3.11%	2.31%	2.20%	2.45%	2.95%	2.15%
1.64%		1.89%	2.39%	1.44%	1.65%	1.90%	2.40%	1.45%

(0.26)%		(0.51)%	(1.01)%	(0.21)%	0.55%	0.30%	(0.20)%	0.60%
0.46%		0.21%	(0.29)%	0.66%	1.10%	0.85%	0.35%	1.30%
N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Water Infrastructure Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ		June 29, 2007ˆ
	through		through		through		through
	December 31,		December 31,		December 31,		December 31,
	2007		2007		2007		2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.06		0.05		0.02		0.06
Net realized and unrealized gain (loss) on investments	0.20		0.20		0.21		0.21

Total from investment operations	0.26		0.25		0.23		0.27

Redemption Fees	—		0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income(2)	(0.04)		(0.03)		(0.02)		(0.04)
From net realized gains	(0.05)		(0.05)		(0.05)		(0.05)

Total distributions	(0.09)		(0.08)		(0.07)		(0.09)

Net Asset Value, End of Period	$10.17		$10.17		$10.16		$10.18

Total Return(4)	2.64	%(5)	2.55	%(5)	2.33	%(5)	2.76	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,385		$2,459		$1,201		$103
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.62	%(6)	3.87	%(6)	4.37	%(6)	3.58	%(6)
After expense reimbursement(7)	1.74	%(6)	1.99	%(6)	2.49	%(6)	1.54	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.73	)%(6)	(0.98	)%(6)	(1.48	)%(6)	(0.69	)%(6)
After expense reimbursement(7)	1.15	%(6)	0.90	%(6)	0.40	%(6)	1.35	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Multi-Disciplinary Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the		For the		For the		Institutional Class
	Six Months		Six Months		Six Months		For the Six
	Ended		Ended		Ended		Months Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.86		$9.85		$9.80		$9.89

Income from Investment Operations:
Net investment income (loss)(2)	0.17		0.16		0.13		0.18
Net realized and unrealized gain (loss) on investments	(0.16)		(0.16)		(0.16)		(0.15)

Total from investment operations	0.01		(0.00)		(0.03)		0.03

Redemption Fees	0.00	(3)	—		—		—
Less Distributions:
From net investment income	(0.17)		(0.16)		(0.13)		(0.18)
From net realized gains	—		—		—		—

Total distributions	(0.17)		(0.16)		(0.13)		(0.18)

Net Asset Value, End of Period	$9.70		$9.69		$9.64		$9.74

Total Return(4)	0.09	%(5)	(0.01	)%(5)	(0.29	)%(5)	0.28	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,486		$179		$119		$102
Ratio of operating expenses to average net assets:
Before expense reimbursement	7.94	%(6)	8.19	%(6)	8.69	%(6)	7.89	%(6)
After expense reimbursement(7)	1.49	%(6)	1.74	%(6)	2.24	%(6)	1.29	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.01	)%(6)	(3.26	)%(6)	(3.76	)%(6)	(2.96	)%(6)
After expense reimbursement(7)	3.44	%(6)	3.19	%(6)	2.69	%(6)	3.64	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Multi-Disciplinary Fund
				No Load Class		Advisor Class A		Advisor Class C		Institutional Class
No Load Class	Advisor Class A	Advisor Class C	Institutional Class	For The Period		For The Period		For The Period		For The Period
For the	For the	For the	For the	February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ		February 11, 2008ˆ
Year Ended	Year Ended	Year Ended	Year Ended	through		through		through		through
December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,		December 31,
2009	2009	2009	2009	2008		2008		2008		2008

$8.22	$8.20	$8.17	$8.23	$10.00		$10.00		$10.00		$10.00

0.09	0.06	0.02	0.10	0.01		(0.01)		(0.05)		0.02

1.79	1.80	1.78	1.81	(1.79)		(1.79)		(1.78)		(1.79)

1.88	1.86	1.80	1.91	(1.78)		(1.80)		(1.83)		(1.77)

—	—	—	—	—		—		—		—

(0.08)	(0.05)	(0.01)	(0.09)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)
(0.16)	(0.16)	(0.16)	(0.16)	—		—		—		—

(0.24)	(0.21)	(0.17)	(0.25)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)

$9.86	$9.85	$9.80	$9.89	$8.22		$8.20		$8.17		$8.23

22.90%	22.73%	22.03%	23.25%	(17.76	)%(5)	(17.97	)%(5)	(18.30	)%(5)	(17.65	)%(5)

$938	$103	$105	$101	$99		$84		$88		$82

13.11%	13.36%	13.86%	13.06%	17.58	%(6)	17.83	%(6)	18.33	%(6)	17.53	%(6)
1.49%	1.74%	2.24%	1.29%	1.49	%(6)	1.74	%(6)	2.24	%(6)	1.29	%(6)

(10.69)%	(10.94)%	(11.44)%	(10.64)%	(15.99	)%(6)	(16.24	)%(6)	(16.74	)%(6)	(15.94	)%(6)
0.93%	0.68%	0.18%	1.13%	0.10	%(6)	(0.15	)%(6)	(0.65	)%(6)	0.30	%(6)
N/A	N/A	N/A	N/A	N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Financial Highlights

	The Tactical Paradigm Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	June 30, 2010		June 30, 2010		June 30, 2010		June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.03)		(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.76)		(0.77)		(0.77)		(0.77)

Total from investment operations	(0.78)		(0.80)		(0.82)		(0.78)

Redemption Fees	—		—		—		—
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$9.22		$9.20		$9.18		$9.22

Total Return(3)	(7.80	)%(4)	(8.00	)%(4)	(8.20	)%(4)	(7.80	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$167		$511		$1,119
Ratio of operating expenses to average net assets:							$19
Before expense reimbursement	8.54	%(5)	8.79	%(5)	9.29	%(5)	8.49	%(5)
After expense reimbursement(6)	2.29	%(5)	2.54	%(5)	3.04	%(5)	2.09	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(6.57	)%(5)	(6.82	)%(5)	(7.32	)%(5)	(6.52	)%(5)
After expense reimbursement(6)	(0.32	)%(5)	(0.57	)%(5)	(1.07	)%(5)	(0.12	)%(5)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Tactical Paradigm Fund
No Load Class		Advisor Class A		Advisor Class C		Institutional Class
December 31, 2009ˆ		December 31, 2009ˆ		December 31, 2009ˆ		December 31, 2009ˆ
through		through		through		through
December 31,		December 31,		December 31,		December 31,
2009		2009		2009		2009

$10.00		$10.00		$10.00		$10.00

—		—		—		—

—		—		—		—

—		—		—		—

—		—		—		—

—		—		—		—
—		—		—		—

—		—		—		—

$10.00		$10.00		$10.00		$10.00

0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)

$20		$20		$20		$20
0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2010 (Unaudited)

The Internet Portfolio

The Global Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2010 (Unaudited) — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2010 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2010 (Unaudited) — (Continued)

The Market Opportunities Portfolio

The Water Infrastructure Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2010 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 99.02%	Shares	Value

	Administrative and Support Services — 0.41%
CTRP	Ctrip.com International Ltd. — ADR*ˆ	6,000	$225,360
IILG	Interval Leisure Group, Inc.*	200	2,490
ID	L-1 Identity Solutions, Inc.*ˆ	20,000	163,800

			391,650

	Amusement, Gambling, and Recreation Industries — 0.38%
DIS	The Walt Disney Co.ˆ	11,619	365,999

	Asset Management — 0.66%
URB/A CN	Urbana Corp. — Class A*	240,000	315,626
GROW	US Global Investors, Inc. — Class A	48,000	266,400
WSDT	WisdomTree Investments, Inc.*ˆ	24,000	51,600

			633,626

	Broadcasting (except Internet) — 5.48%
LBTYK	Liberty Global, Inc. — Series C*ˆ	100,707	2,617,375
SNI	Scripps Networks Interactive — Class A	65,000	2,622,100
SIRI	Sirius XM Radio, Inc.*ˆ	46,000	43,677

			5,283,152

	Cable TV — 1.18%
TWC	Time Warner Cable, Inc.ˆ	21,754	1,132,948

	Computer and Electronic Product Manufacturing — 6.68%
AAPL	Apple, Inc.*	5,000	1,257,650
EMC	EMC Corporation*	140,000	2,562,000
JDSU	JDS Uniphase Corporation*ˆ	45,000	442,800
NTAP	NetApp, Inc.*ˆ	45,000	1,678,950
QCOM	QUALCOMM Inc.	15,000	492,600

			6,434,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Credit Intermediation and Related Activities — 3.08%
AXP	American Express Companyˆ	10,000	$397,000
BR	Broadridge Financial Solutions, Inc.	100,000	1,905,000
NTRS	Northern Trust Corp.ˆ	2,000	93,400
STT	State Street Corporation	4,000	135,280
TREE	Tree.com, Inc.*	10,033	63,409
WU	The Western Union Company	25,000	372,750

			2,966,839

	Data Processor — 3.02%
MA	Mastercard, Inc. — Class Aˆ	6,000	1,197,180
VRSK	Verisk Analytics, Inc. — Class A*	10,000	299,000
V	Visa, Inc. — Class Aˆ	20,000	1,415,000

			2,911,180

	Data Processing, Hosting and Related Services — 0.54%
ACXM	Acxiom Corporation*	30,150	442,904
CSGP	CoStar Group, Inc.*ˆ	2,000	77,600

			520,504

	Defense — 6.05%
CACI	CACI International, Inc. — Class A*	55,000	2,336,400
MANT	ManTech International Corporation — Class A*	82,000	3,490,740

			5,827,140

	Diversified Financials — 1.31%
NAT BB	Compagnie Nationale a Portefeuille	29,485	1,261,953

	Educational Services — 0.43%
APOL	Apollo Group, Inc. — Class A*ˆ	2,000	84,940
EDU	New Oriental Education & Technology Group, Inc. — ADR*ˆ	3,550	330,824

			415,764

	European Exchanges — 0.25%
DB1 GR	Deutsche Boerse AG	4,000	244,962

	Funds, Trusts, and Other Financial Vehicles — 0.18%
HHH	Internet HOLDRs Trustˆ	3,500	171,395

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Gaming — 0.62%
200 HK	Melco International Development Limited*	1,500,000	$597,157

	Global Exchanges — 6.37%
388 HK	Hong Kong Exchanges & Clearing Limited	110,000	1,731,883
JSE SJ	JSE Limited	60,000	513,616
8697 JP	Osaka Securities Exchange Co., Ltd.	144	614,828
SGX SP	Singapore Exchange Limited	620,000	3,274,351

			6,134,678

	Holding Company — 3.36%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	22
IEP	Icahn Enterprises LP	18,000	665,100
LUK	Leucadia National Corporation*	132,000	2,575,320

			3,240,442

	Management of Companies and Enterprises — 0.20%
SATS	EchoStar Corporation — Class A*	10,000	190,800

	Motion Picture and Sound Recording Industries — 9.68%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	150,000	4,282,500
NFLX	Netflix, Inc.*ˆ	1,000	108,650
SINA	SINA Corporation*ˆ	26,000	916,760
TWX	Time Warner, Inc.	86,666	2,505,514
WMG	Warner Music Group Corp.*	310,000	1,506,600

			9,320,024

	Nonstore Retailers — 6.77%
EBAY	eBay, Inc.*	40,000	784,400
HSNI	HSN, Inc.*	200	4,800
IACI	IAC/InterActiveCorp*	60,740	1,334,458
OSTK	Overstock.com, Inc.*	1,000	18,070
RBA	Ritchie Bros. Auctioneers, Incorporatedˆ	162,000	2,951,640
SOHU	Sohu.com Inc.*ˆ	18,000	739,620
BID	Sotheby’sˆ	30,000	686,100

			6,519,088

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Other Exchanges — 1.12%
ASX AU	ASX Ltd.	18,000	$441,818
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	587,520
NZX NZ	NZX Ltd.*	48,000	49,056

			1,078,394

	Other Information Services — 8.42%
BIDU	Baidu.com, Inc. — ADR*ˆ	97,000	6,603,760
EXPE	Expedia, Inc.ˆ	4,000	75,120
GOOG	Google Inc. — Class A*	3,200	1,423,840
NTES	NetEase.com Inc. — ADR*	200	6,342

			8,109,062

	Performing Arts, Spectator Sports, and Related Industries — 0.00%
LYV	Live Nation Entertainment, Inc.*ˆ	294	3,072

	Prepackaged Software — 0.64%
CHKP	Check Point Software Technologies Ltd.*ˆ	21,000	619,080

	Professional, Scientific, and Technical Services — 4.55%
JRJC	China Finance Online Company — ADR*ˆ	10,000	71,000
CTSH	Cognizant Technology Solutions Corporation — Class A*	39,000	1,952,340
INFY	Infosys Technologies Limited — ADRˆ	30,000	1,797,300
ICGE	Internet Capital Group, Inc.*	15,000	114,000
MWW	Monster Worldwide, Inc.*ˆ	2,000	23,300
MCO	Moody’s Corporationˆ	4,000	79,680
PCLN	Priceline.com Incorporated*ˆ	500	88,270
SAPE	Sapient Corporationˆ	20,000	202,800
UNTD	United Online, Inc.	10,000	57,600

			4,386,290

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Publishing Industries (except Internet) — 15.75%
SSP	The E.W. Scripps Company — Class A*ˆ	898,065	$6,672,623
MFE	McAfee, Inc.*	15,000	460,800
MSFT	Microsoft Corp.	15,000	345,150
ROVI	Rovi Corporation*ˆ	152,880	5,795,681
SYMC	Symantec Corporation*	30,000	416,400
WPO	The Washington Post Company — Class B	3,600	1,477,728

			15,168,382

	Rental and Leasing Services — 1.74%
CDCO	Comdisco Holding Company, Inc.*	194,400	1,671,840

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 5.16%
CLE LN	Climate Exchange PLC*	40,000	446,437
CME	CME Group, Inc.	7,300	2,055,315
CLST LN	Collins Stewart plc	4,000	4,527
ICE	IntercontinentalExchange Inc.*	13,000	1,469,390
LAB	LaBranche & Co. Inc.*	210,000	898,800
MKTX	MarketAxess Holdings, Inc.	6,000	82,740
TLPR LN	Tullett Prebon plc	4,000	18,879

			4,976,088

	Special Purpose Entity — 0.01%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	25
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	4,878

			4,903

	Telecommunications — 2.86%
CHU	China Unicom (Hong Kong) Limited — ADRˆ	159,793	2,125,247
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,345,000	626,407
SNSH	Sunshine PCS Corporation — Class A*	149	4,060

			2,755,714

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	U.S. Equity Exchanges — 1.98%
NDAQ	The Nasdaq OMX Group*	54,470	$968,476
NYX	NYSE Euronext	34,000	939,420

			1,907,896

	Warehousing and Storage — 0.14%
IRM	Iron Mountain Incorporatedˆ	6,000	134,760

	TOTAL COMMON STOCKS (cost $68,987,164)		95,378,782

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0

	TOTAL ESCROW NOTES (cost $0)		0

	RIGHTS — 1.53%	Shares

	Rental and Leasing Services — 1.53%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050 Strike Price: $1.00#*ˆ	12,240,699	1,468,884

	TOTAL RIGHTS (cost $3,253,775)		1,468,884

	SHORT-TERM INVESTMENTS — 0.48%

	Money Market Funds — 0.48%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	463,604	463,604

	TOTAL SHORT-TERM INVESTMENTS (cost $463,604)		463,604

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 38.61%	Shares	Value

	Investment Companies — 38.61%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	37,191,023	$37,191,023

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $37,191,023)		37,191,023

	TOTAL INVESTMENTS — 139.64% (cost $109,895,566)		$134,502,293

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $35,652,076 at June 30, 2010.

# —	Contingent value right (contingent upon profitability of company).

+ —	Security is considered illiquid. The aggregate value of such securities is $4,903 or 0.01% of net assets.
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 98.23%	Shares	Value

	Asset Management — 1.60%
8739 JP	SPARX Group Co., Ltd.*	800	$72,929

	Banks — 4.71%
COMPARTO MM	Banco Compartamos SA de CV	8,000	41,580
BCH	Banco De Chile — ADRˆ	1,000	59,700
8309 JP	Chuo Mitsui Trust Holdings, Inc.	15,000	53,611
8053 JP	Sumitomo Corp.	5,900	59,857

			214,748

	Beverage and Tobacco Product Manufacturing — 0.72%
SMCB PM	San Miguel Corporation — Class B	21,700	32,769

	Capital Goods — 5.64%
8001 JP	ITOCHU Corporation	7,100	56,614
8002 JP	Marubeni Corporation	10,500	54,748
8058 JP	Mitsubishi Corporation	3,050	64,301
8031 JP	Mitsui & Co., Ltd.	4,700	56,029
2768 JP	Sojitz Corporation	16,000	25,335

			257,027

	Chemical Manufacturing — 10.04%
GSK	GlaxoSmithKline plc — ADRˆ	3,055	103,901
MRK GR	Merck KGaA	500	36,679
SNY	Sanofi-Aventis — ADR	2,940	88,376
SHPGY	Shire PLC — ADRˆ	1,920	117,850
SQM	Sociedad Quimica y Minera de Chile SA — ADR	2,000	65,220
SYT	Syngenta AG — ADRˆ	1,000	45,850

			457,876

	Commercial Banking — 0.53%
MFG	Mizuho Financial Group, Inc. — ADR	7,500	24,375

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Computer and Electronic Product Manufacturing — 4.98%
6954 JP	Fanuc Ltd.	200	$22,937
MR	Mindray Medical International Limited — ADRˆ	2,300	72,266
8199 HK	Shandong Weigao Group Medical Polymer Company Limited — Class H	30,000	131,760

			226,963

	Construction — 0.07%
KWG GR	KHD Humboldt Wedag International Ltd.	572	3,050

	Consumer Retailing — 2.11%
BRK-U CN	The Brick Group Income Fund — Class A*	49,500	96,252

	Credit Intermediation and Related Activities — 5.10%
8511 JP	Japan Securities Finance Co., Ltd.	12,000	68,676
MTU	Mitsubishi UFJ Financial Group, Inc. — ADR	6,000	27,360
NBG	National Bank of Greece S.A. — ADR	4,500	9,765
8512 JP	Osaka Securities Finance Co. Ltd.	11,800	23,623
8403 JP	The Sumitomo Trust and Banking Co., Ltd.	20,000	103,376

			232,800

	Crop Production — 3.39%
CRESY	Cresud S.A.C.I.F.y A. — ADR	3,590	43,583
KWS GR	KWS Saat AG	300	44,224
VT CN	Viterra, Inc.*	10,000	66,601

			154,408

	Diversified Financials — 1.33%
2337 JP	Asset Managers Holdings Co., Ltd.*	200	18,119
8601 JP	Daiwa Securities Group Inc.	10,000	42,753

			60,872

	Energy — 0.25%
MAU FP	Establissements Maurel et Prom	1,000	11,236

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Food & Staples Retailing — 0.53%
CA FP	Carrefour SA	600	$24,022

	Food and Beverage Stores — 0.37%
TSCO LN	Tesco plc	3,000	17,035

	Food Manufacturing — 4.50%
BARN SW	Barry Callebaut AG	100	62,300
CPF TB	Charoen Pokphand Foods Public Company Limited	100,000	62,673
1334 JP	Maruha Nichiro Holdings, Inc.	10,000	15,382
MEW-U CN	Menu Foods Income Fund — UT*	8,040	27,793
2897 JP	Nissin Foods Holdings Co., Ltd.	1,000	36,928

			205,076

	Food Services and Drinking Places — 0.86%
JFC PM	Jollibee Foods Corporation	17,700	26,919
LIQ-U CN	Liquor Stores Income Fund	870	12,390

			39,309

	Funds, Trusts, and Other Financial Vehicles — 4.71%
AER CN	Groupe Aeroplan, Inc.	7,100	59,092
JAZ-U CN	Jazz Air Income Fund	11,775	45,350
AFK	Market Vectors Africa Index ETF	1,000	27,520
VNM	Market Vectors Vietnam Index ETF	1,000	24,940
1615 JP	TOPIX Banks ETF	40,000	57,909

			214,811

	Global Exchanges — 2.42%
BURSA MK	Bursa Malaysia Bhd	22,700	49,362
8697 JP	Osaka Securities Exchange Co., Ltd.	10	42,696
PSE PM	Philippine Stock Exchange, Inc.	3,200	18,121

			110,179

	Household & Personal Products — 0.75%
8113 JP	Unicharm Corporation	300	34,033

	Machinery Manufacturing — 0.13%
KWG GR	KHD Humboldt Wedag International AG*	1,125	5,917

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Materials — 0.42%
3402 JP	Toray Industries, Inc.	4,000	$19,363

	Merchant Wholesalers, Durable Goods — 1.24%
HEI GR	HeidelbergCement AG	502	24,046
HOLN VX	Holcim Ltd.	250	16,897
LG FP	Lafarge SA	285	15,709

			56,652

	Merchant Wholesalers, Nondurable Goods — 3.51%
AWB AU	AWB Limited*	75,000	57,765
NOBL SP	Noble Group Limited	23,182	28,329
OLAM SP	Olam International Limited	40,000	74,037

			160,131

	Mining (except Oil and Gas) — 5.98%
AAUKY	Anglo American PLC — ADR*	2,000	34,460
BVN	Cia de Minas Buenaventura S.A. — ADR	1,500	57,660
ELT AU	Elementos Limited*	7,424	812
HMY	Harmony Gold Mining Company Limited — ADR	1,000	10,570
ORE AU	Orocobre Ltd.*	30,000	42,929
RTP	Rio Tinto Plc — ADRˆ	1,200	52,320
TTT	Terra Nova Realty Corp.*	4,500	37,485
VALE	Vale SA — ADRˆ	1,500	36,525

			272,761

	Oil & Gas & Consumable Fuels — 5.33%
EC	Ecopetrol SA — ADRˆ	4,455	127,725
NPLNG IN	Petronet LNG Ltd. — PN*	60,000	100,312
PTBA IJ	PT Tambang Batubara Bukit Asam Tbk	8,000	15,223

			243,260

	Oil and Gas Extraction — 1.98%
ECA	EnCana Corporation	1,500	45,510
PRE CN	Pacific Rubiales Energy Corporation*	2,000	44,826

			90,336

	Other Information Services — 1.96%
CPU AU	Computershare Limited	10,000	89,310

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Pharmaceuticals & Biotechnology — 2.09%
CSL AU	CSL Limited	3,485	$95,574

	Primary Metal Manufacturing — 2.68%
MT	ArcelorMittal Sa Luxembourg — ADRˆ	2,000	53,520
SIM	Grupo Simec, S.A. de C.V. — ADR*ˆ	3,000	21,570
PKX	POSCO — ADRˆ	500	47,160

			122,250

	Rail Transportation — 2.14%
CNI	Canadian National Railway Company	1,000	57,380
CP	Canadian Pacific Railway Limited	750	40,215

			97,595

	Real Estate — 2.85%
4321 JP	Kenedix, Inc.*	100	16,841
8802 JP	Mitsubishi Estate Company Ltd.	4,000	56,416
8801 JP	Mitsui Fudosan Co., Ltd.	4,000	56,597

			129,854

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.33%
111 HK	Cinda International Holdings Ltd.*	300,000	60,101
NMR	Nomura Holdings, Inc. — ADRˆ	8,500	46,325

			106,426

	Support Activities for Transportation — 3.11%
AIO AU	Asciano Group*	45,000	61,364
BXB AU	Brambles Limited	5,000	22,980
ICT PM	International Container Terminal Services, Inc.	60,600	41,180
WTE-U CN	Westshore Terminals Income Fund	1,000	16,260

			141,784

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Telecommunications — 3.67%
AXIATA MK	Axiata Group Berhad*	44,000	$53,276
OTE	Hellenic Telecommunications Organization SA — ADR	2,000	7,480
NTT	Nippon Telegraph & Telephone Corporation — ADR	2,500	50,850
PT	Portugal Telecom, SGPS, S.A. — ADRˆ	2,400	23,808
TI/A	Telecom Italia S.p.A. — ADR	3,500	31,850

			167,264

	Transportation — 1.47%
9706 JP	Japan Airport Terminal Co., Ltd.	4,500	67,030

	Transportation Equipment Manufacturing — 1.32%
TTM	Tata Motors Limited — ADRˆ	3,500	60,165

	Utilities — 1.41%
EOC	Empresa Nacional de Electricidad S.A. (Endesa-Chile) — ADR	750	34,635
ENI	Enersis S.A. — ADRˆ	1,500	29,865

			64,500

	TOTAL COMMON STOCKS (cost $4,570,501)		4,479,942

	PREFERRED STOCKS — 1.10%

	Banks — 1.10%
CIB	Bancolombia S.A. — ADRˆ	1,000	50,130

	Telecommunications — 0.00%
PTVIP.PK	PTV, Inc. — Series A, CLB	487	41

	TOTAL PREFERRED STOCKS (cost $47,055)		50,171

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	WARRANTS — 0.00%	Shares	Value

	Oil & Gas & Consumable Fuels — 0.00%
B4PM666	Maurel Et Prom Cw14 Warrant
	Expiration Date: 6/30/2014 Strike Price: $14.20	1,000	$202

	TOTAL WARRANTS (cost $0)		202

	SHORT-TERM INVESTMENTS — 0.50%

	Money Market Funds — 0.50%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	22,634	22,634

	TOTAL SHORT-TERM INVESTMENTS (cost $22,634)		22,634

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 18.12%

	Investment Companies — 18.12%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.28%[b]	826,554	826,554

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $826,554)		826,554

	TOTAL INVESTMENTS — 117.95% (cost $5,466,744)		$5,379,503

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $777,468 at June 30, 2010.
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.

ETF —	Exchange Traded Fund.

PN —	Participatory Note.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 98.00%	Shares	Value

	Air Transportation — 0.74%
670 HK	China Eastern Airlines Corporation Limited — Class H*	7,345,000	$3,216,485
1055 HK	China Southern Airlines Company Limited — Class H*	12,292,000	5,146,069

			8,362,554

	Asset Management — 4.75%
BLK	BlackRock, Inc.	31,042	4,451,423
BX	The Blackstone Group LPˆ	182,598	1,745,637
BAM	Brookfield Asset Management Inc. — Class Aˆ	1,466,894	33,181,142
CNS	Cohen & Steers, Inc.ˆ	156,331	3,242,305
EV	Eaton Vance Corp.ˆ	213,785	5,902,604
LM	Legg Mason, Inc.	96,038	2,691,945
PZN	Pzena Investment Management, Inc. — Class Aˆ	189,166	1,204,987
URB/A CN	Urbana Corp. — Class A*	410,478	539,824
GROW	US Global Investors, Inc. — Class Aˆ	73,246	406,515
806 HK	Value Partners Group Limited	639,000	397,995
WSDT	WisdomTree Investments, Inc.*ˆ	12,000	25,800

			53,790,177

	Beverage and Tobacco Product Manufacturing — 1.99%
168 HK	Tsingtao Brewery Co. Limited — Class H	4,774,000	22,530,725

	Broadcasting (except Internet) — 0.29%
SNI	Scripps Networks Interactive — Class A	79,923	3,224,094

	Cable TV — 0.15%
TWC	Time Warner Cable, Inc.ˆ	32,705	1,703,276

	Chemical Manufacturing — 2.83%
CCJ	Cameco Corporation	115,874	2,465,799
FRX	Forest Laboratories, Inc.*	100,691	2,761,954
NVO	Novo-Nordisk A/S — ADRˆ	55,734	4,515,569
SNY	Sanofi-Aventis — ADR	43,340	1,302,800
SIAL	Sigma-Aldrich Corp.ˆ	421,493	21,002,996

			32,049,118

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Coal Mining — 0.22%
1898 HK	China Coal Energy Company — Class H	1,965,000	$2,495,711

	Credit Intermediation and Related Activities — 2.87%
BK	The Bank of New York Mellon Corp.	420,075	10,371,652
BR	Broadridge Financial Solutions, Inc.	55,740	1,061,847
CATY	Cathay General Bancorpˆ	78,305	808,891
CLFC	Center Financial Corporation*ˆ	127,093	654,529
EWBC	East West Bancorp, Inc.ˆ	66,264	1,010,526
FMCC	Federal Home Loan Mortgage Corporation*	5,786,010	2,389,622
FNMA	Federal National Mortgage Association*	5,199,380	1,780,788
HAFC	Hanmi Financial Corporation*ˆ	150,364	189,459
MTB	M&T Bank Corporationˆ	10,124	860,034
NARA	Nara Bancorp, Inc.*	121,998	1,028,443
NTRS	Northern Trust Corp.ˆ	19,058	890,008
SBKFF	State Bank of India — GDRˆ	58,360	5,785,110
STT	State Street Corporation	72,662	2,457,429
STU	The Student Loan Corporationˆ	14,322	344,874
UCBH	UCBH Holdings, Inc.ˆ	112,751	1,161
WU	The Western Union Company	119,374	1,779,867
WIBC	Wilshire Bancorp, Inc.ˆ	121,917	1,066,774

			32,481,014

	Data Processor — 1.06%
MA	Mastercard, Inc. — Class Aˆ	58,255	11,623,620
V	Visa, Inc. — Class Aˆ	4,503	318,587

			11,942,207

	Defense — 0.47%
CACI	CACI International, Inc. — Class A*ˆ	123,916	5,263,952

	European Exchanges — 0.55%
BME SM	Bolsas y Mercados Espanoles	32,900	720,553
DB1 GR	Deutsche Boerse AG	89,462	5,478,694

			6,199,247

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Funds, Trusts, and Other Financial Vehicles — 0.82%
GDX	Market Vectors Gold Miners ETF	178,938	$9,297,618

	Gaming — 4.61%
LVS	Las Vegas Sands Corp.*ˆ	551,188	12,203,302
200 HK	Melco International Development Limited*	1,960,000	780,285
MGM	MGM Mirage*ˆ	799,134	7,703,652
WYNN	Wynn Resorts Limitedˆ	412,980	31,497,985

			52,185,224

	General Merchandise Stores — 0.75%
SHLD	Sears Holdings Corporation*ˆ	130,499	8,436,760

	Global Exchanges — 11.14%
388 HK	Hong Kong Exchanges & Clearing Limited	4,761,740	74,970,697
JSE SJ	JSE Limited	494,943	4,236,841
8697 JP	Osaka Securities Exchange Co., Ltd.	4,614	19,700,107
SGX SP	Singapore Exchange Limited	5,136,003	27,124,321

			126,031,966

	Holding Company — 8.69%
BRK/A	Berkshire Hathaway Inc. — Class A*	255	30,600,000
BRK/B	Berkshire Hathaway Inc. — Class B*ˆ	206,066	16,421,399
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	259
IEP	Icahn Enterprises LPˆ	370,735	13,698,658
LUK	Leucadia National Corporation*ˆ	1,906,572	37,197,220
WSC	Wesco Financial Corporation	1,255	405,616

			98,323,152

	Insurance — 0.66%
PWF CN	Power Financial Corporation	291,835	7,478,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Insurance Carriers and Related Activities — 4.91%
ABK	Ambac Financial Group, Inc.*ˆ	1,017,862	$681,967
AGO	Assured Guaranty Ltd.ˆ	846,036	11,226,898
LFC	China Life Insurance Co., Limited — ADRˆ	192,708	12,564,562
2628 HK	China Life Insurance Co., Limited — Class H	427,000	1,900,057
MKL	Markel Corporation*ˆ	38,918	13,232,120
MBI	MBIA Inc.*ˆ	583,100	3,271,191
2328 HK	PICC Property & Casualty Co. Ltd. — Class H*	2,670,000	2,571,627
2318 HK	Ping An Insurance Group Company of China Limited — Class H	1,227,245	10,141,804

			55,590,226

	Mining (except Oil and Gas) — 5.56%
AAUKY	Anglo American PLC — ADR*ˆ	1,375,219	23,695,023
FNV CN	Franco-Nevada Corporation	970,262	29,530,307
RTP	Rio Tinto Plc — ADRˆ	190,608	8,310,509
1171 HK	Yanzhou Coal Mining Company Limited — Class H	716,000	1,403,146

			62,938,985

	Motion Picture and Sound Recording Industries — 1.76%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	286,229	8,171,838
TWX	Time Warner, Inc.	166,210	4,805,131
WMG	Warner Music Group Corp.*ˆ	1,437,256	6,985,064

			19,962,033

	Nonstore Retailers — 0.46%
BID	Sotheby’sˆ	225,653	5,160,684

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Oil and Gas Extraction — 12.60%
CNQ	Canadian Natural Resources Ltd.ˆ	819,546	$27,233,514
COS-U CN	Canadian Oil Sands Trustˆ	1,285,101	32,581,724
CVE	Cenovus Energy Inc.	235,138	6,064,209
CEO	CNOOC Limited — ADRˆ	37,617	6,401,285
EP	El Paso Corporation	574,273	6,380,173
ECA	EnCana Corporation	235,135	7,133,996
OGZPY	Gazprom OAO — ADRˆ	328,027	6,170,188
IMO	Imperial Oil Ltd.ˆ	208,492	7,593,279
NXY	Nexen Inc.	388,470	7,641,205
PWE	Penn West Energy Trustˆ	318,810	6,063,766
PBR	Petroleo Brasileiro S.A. — ADRˆ	32,307	1,108,776
SD	SandRidge Energy, Inc.*ˆ	107,717	627,990
SU	Suncor Energy, Inc.ˆ	933,512	27,482,593
WZGRF	WesternZagros Resources Ltd.*	291,462	128,681

			142,611,379

	Other Exchanges — 1.51%
ASX AU	ASX Ltd.	544,705	13,370,032
FTIS LI	Financial Technologies (India) Ltd. — GDR	240,908	982,905
X CN	TMX Group Inc.	105,555	2,755,506

			17,108,443

	Plastics and Rubber Products Manufacturing — 0.77%
JAH	Jarden Corporation	325,121	8,736,001

	Pipeline Transportation — 0.09%
135 HK	Kunlun Energy Co. Ltd.	841,200	1,073,794

	Port and Harbor Operations — 0.03%
3382 HK	Tianjin Port Development Holdings Ltd.*	1,559,000	344,358

	Publishing Industries (except Internet) — 0.49%
SSP	The E.W. Scripps Company — Class A*ˆ	43,809	325,501
WPO	The Washington Post Company — Class Bˆ	12,774	5,243,471

			5,568,972

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Rail Transportation — 3.05%
CSX	CSX Corp.ˆ	250,875	$12,450,926
NSC	Norfolk Southern Corp.ˆ	200,959	10,660,875
UNP	Union Pacific Corp.	163,346	11,354,181

			34,465,982

	Real Estate — 5.82%
ALX	Alexander’s, Inc.ˆ	5,355	1,622,137
1 HK	Cheung Kong (Holdings) Limited	1,096,240	12,726,514
FCE/A	Forest City Enterprises, Inc. — Class A*ˆ	855,221	9,681,102
10 HK	Hang Lung Group Limited	212,500	1,154,342
12 HK	Henderson Land Development Company Limited	2,734,000	16,150,715
823 HK	The Link REIT	4,685,000	11,672,039
JOE	The St. Joe Company*ˆ	150,653	3,489,124
TPL	Texas Pacific Land Trust	148,325	3,902,431
VNO	Vornado Realty Trustˆ	27,518	2,007,438
4 HK	Wharf Holdings Ltd.	708,000	3,468,672

			65,874,514

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.70%
CLE LN	Climate Exchange PLC*	58,968	658,137
CME	CME Group, Inc.ˆ	92,269	25,978,337
ICE	IntercontinentalExchange Inc.*ˆ	301,082	34,031,299
LAB	LaBranche & Co. Inc.*ˆ	1,036,477	4,436,121
LSE LN	London Stock Exchange Group plc	1,268,553	10,680,257

			75,784,151

	Support Activities for Transportation — 3.67%
995 HK	Anhui Expressway Co. Ltd. — Class H	3,403,000	1,887,909
694 HK	Beijing Capital International Airport Company Limited — Class H	28,891,000	17,141,150
357 HK	Hainan Meilan International Airport Company Limited — Class H	2,722,720	3,007,023
177 HK	Jiangsu Expressway Company Ltd. — Class H	3,943,500	3,590,571
548 HK	Shenzhen Expressway Company Limited — Class H	5,893,000	2,610,904

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

107 HK	Sichuan Expressway Co. Limited — Class H	15,912,000	$8,766,323
576 HK	Zhejiang Expressway Co., Limited — Class H	4,817,000	4,466,314

			41,470,194

	Telecommunications — 1.14%
CHL	China Mobile Limited — ADRˆ	112,287	5,548,101
CHU	China Unicom (Hong Kong) Limited — ADRˆ	507,343	6,747,662
762 HK	China Unicom Limited	408,000	552,251

			12,848,014

	U.S. Equity Exchanges — 3.48%
NDAQ	The Nasdaq OMX Group*ˆ	1,068,253	18,993,538
NYX	NYSE Euronextˆ	738,532	20,405,639

			39,399,177

	Utilities — 3.37%
BIP	Brookfield Infrastructure Partners LPˆ	69,356	1,100,680
CPN	Calpine Corporation*ˆ	1,439,807	18,314,345
991 HK	Datang International Power Generation Company Limited — Class H	20,592,000	8,409,323
DYN	Dynegy Inc.*ˆ	272,006	1,047,223
NRG	NRG Energy, Inc.*ˆ	69,798	1,480,416
RRI	RRI Energy, Inc.*ˆ	2,055,864	7,791,724

			38,143,711

	TOTAL COMMON STOCKS (cost $1,153,457,500)		1,108,875,933

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%	Amount	Value

	Special Purpose Entity — 0.00%
13199ACT6	Calpine Corporation (converted from Capline Corp., 8.750%, 07/15/2008)*+	$200,000	$0
13199ACY5	Calpine Corporation (converted from Capline Corp., 8.500%, 02/15/2011)*+	1,000,000	0
13199ACU3	Calpine Corporation (converted from Capline Corp., 7.875%, 04/01/2008)*+	200,000	0
13199ACV1	Calpine Corporation (converted from Capline Corp., 7.625%, 04/15/2050)*+	100,000	0
13199ADC2	Calpine Corporation (converted from Capline Corp., 4.750%, 11/15/2023)*+	42,200,000	0

	TOTAL ESCROW NOTES (cost $0)		0

	CONVERTIBLE BONDS — 1.11%

	Real Estate — 1.11%
029169AA7	American Real Estate 4.000%, 08/15/2013	10,000,000	8,750,000
345550AK3	Forest City Enterprises, Inc. 3.625%, 10/15/2014	4,000,000	3,797,500

	TOTAL CONVERTIBLE BONDS (cost $10,188,389)		12,547,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 0.00%	Amount	Value

	Credit Intermediation and Related Activities — 0.00%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2010 Acquired 10/19/2006-3/29/2007 at $7,902,157 (Default Effective 4/29/2005)	$9,503,880	$39,916

	TOTAL CORPORATE BONDS (cost $7,355,131)		39,916

	RIGHTS — 0.00%	Shares

	Credit Intermediation and Related Activities — 0.00%
4104951RT	Hanmi Financial Corporation Rights Expiration Date: 7/12/2010 Strike Price: $1.20*+#	150,364	0

	TOTAL RIGHTS (cost $612,130)		0

	WARRANTS — 0.01%

	Real Estate — 0.01%
B563405	Henderson Land Development Company Limited Expiration Date: 6/01/2011 Strike Price: $58.00	569,400	96,522

	TOTAL WARRANTS (cost $0)		96,522

SHORT-TERM INVESTMENTS — 1.25%

	Money Market Funds — 1.25%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	14,173,360	14,173,360

	TOTAL SHORT-TERM INVESTMENTS (cost $14,173,360)		14,173,360

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS	Shares or
	FROM SECURITIES	Principal
Identifier	LENDING — 29.73%	Amount	Value

	Investment Companies — 24.25%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	274,354,484	$274,354,484

	Repurchase Agreements — 5.48%
	Credit Suisse Repurchase Agreement 0.00%, dated 6/30/2010, due 07/01/2010 Repurchase price $62,000,000[c]	$62,000,000	62,000,000

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $336,354,484)		336,354,484

	TOTAL INVESTMENTS — 130.10% (cost $1,522,140,994)		$1,472,087,715

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $317,589,547 at June 30, 2010.

+ —	Security is considered illiquid. The aggregate value of each security is $0 or 0.00% of net assets.

# —	Contingent value right (contingent upon profitability of company).
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

c	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

ADR —	American Depository Receipt.

ETF —	Exchange Traded Fund.

GDR —	Global Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 93.00%	Shares	Value

	Ambulatory Health Care Services — 0.01%
AVXT	AVAX Technologies, Inc.*	50,000	$3,250

	Chemical Manufacturing — 3.44%
LONN VX	Lonza Group AG	15,000	1,005,474

	Computer and Electronic Product Manufacturing — 0.01%
TGX	Theragenics Corporation*	2,000	2,300

	Funds, Trusts, and Other Financial Vehicles — 0.02%
IBLTZ	IMPATH Bankruptcy Liquidating Trust — Class A*	26,000	6,768

	Pharmaceutical and Medicine Manufacturing — 1.68%
4508 JP	Mitsubishi Tanabe Pharma Corporation	32,000	490,052

	Pharmaceuticals & Biotechnology — 84.19%
ABT	Abbott Laboratories	28,000	1,309,840
ATLN VX	Actelion Ltd.*	10,000	375,748
AEZS	AEterna Zentaris Inc.*ˆ	102,500	117,875
ALKS	Alkermes, Inc.*	31,000	385,950
AGEN	Antigenics, Inc.*	892	723
ARNA	Arena Pharmaceuticals, Inc.*ˆ	45,000	138,150
AZN	AstraZeneca PLC — ADRˆ	17,000	801,210
ATB CN	Atrium Innovations Inc.*ˆ	4,884	70,194
BIIB	Biogen Idec, Inc.*	37,250	1,767,512
BPAX	BioSante Pharmaceuticals, Inc.*ˆ	13,476	23,718
BMY	Bristol-Myers Squibb Company	48,000	1,197,120
CLDX	Celldex Therapeutics Inc.*ˆ	26,294	119,901
CEPH	Cephalon, Inc.*ˆ	21,000	1,191,750
1093 HK	China Pharmaceutical Group Limited	1,640,000	991,974
CBST	Cubist Pharmaceuticals, Inc.*ˆ	38,000	782,800
DCGNQ	deCODE genetics, Inc.*+	11,000	77
DNDN	Dendreon Corporation*ˆ	29,000	937,570
LLY	Eli Lilly & Company	36,000	1,206,000
EPCT	EpiCept Corporation*ˆ	680	694
GENZ	Genzyme Corporation*ˆ	28,538	1,448,874
GSK	GlaxoSmithKline plc — ADRˆ	37,673	1,281,259
HGSI	Human Genome Sciences, Inc.*ˆ	21,000	475,860
IMGN	ImmunoGen, Inc.*ˆ	14,000	129,780

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

ISIS	Isis Pharmaceuticals, Inc.*ˆ	27,000	$258,390
ISA CN	Isotechnika Pharma Inc.*	40,000	8,642
JNJ	Johnson & Johnson	30,000	1,771,800
LIFE	Life Technologies Corporation*	36,000	1,701,000
MAXY	Myrexis, Inc.*	30,000	165,900
MMRF	MMR Information Systems Inc.*ˆ	43,000	6,880
MYRX	Myriad Pharmaceuticals Inc.*ˆ	63,000	236,880
COX FP	NicOx SA*	41,535	134,190
NVS	Novartis AG — ADRˆ	35,000	1,691,200
ONTY	Oncothyreon, Inc.*ˆ	28,333	94,066
PTIE	Pain Therapeutics, Inc.*	38,000	211,280
PFE	Pfizer, Inc.	56,000	798,560
PGNX	Progenics Pharmaceuticals, Inc.*ˆ	65,200	357,296
SNY	Sanofi-Aventis — ADR	38,000	1,142,280
SVNT	Savient Pharmaceuticals Inc.*ˆ	25,000	315,000
SCR	Simcere Pharmaceutical Group — ADR*ˆ	58,000	480,240
TGEN	Targeted Genetics Corp.*	1,000	380
TELK	Telik, Inc.*ˆ	116,000	90,480
VICL	Vical Incorporated*ˆ	82,500	255,750
VPHM	ViroPharma Incorporated*	10,000	112,100

			24,586,893

	Professional, Scientific, and Technical Services — 3.65%
AFFX	Affymetrix, Inc.*	134,000	790,600
AMRI	Albany Molecular Research, Inc.*	53,000	274,010

			1,064,610

	TOTAL COMMON STOCKS (cost $30,050,297)		27,159,347

		Principal
	ESCROW NOTES — 0.01%	Amount

	Special Purpose Entity — 0.01%
053ESC992	Avigen Inc. Escrow*+	$51,000	2,550

	TOTAL ESCROW NOTES (cost $0)		2,550

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	RIGHTS — 0.05%	Shares	Value

	Funds, Trusts, and Other Financial Vehicles — 0.05%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	$3,080
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	2,200
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	5,720
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	2,420

	TOTAL RIGHTS (cost $0)		13,420

SHORT-TERM INVESTMENTS — 5.02%

	Money Market Funds — 5.02%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	740,438	740,438
FFCXX	First American Tax Free Obligations Fund — Class Y, 0.00%[b]	726,631	726,631

	TOTAL SHORT-TERM INVESTMENTS (cost $1,467,069)		1,467,069

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 39.28%

	Investment Companies — 39.28%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	11,469,644	11,469,644

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $11,469,644)		11,469,644

	TOTAL INVESTMENTS — 137.36% (cost $42,987,010)		$40,112,030

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $10,620,566 at June 30, 2010.

+ —	Security is considered illiquid. The aggregate value of such securities is $2,627 or 0.01% of net assets.
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 99.96%	Shares	Value

	Air Transportation — 5.77%
CEA	China Eastern Airlines Corporation Limited — ADR*ˆ	29,514	$1,266,150
670 HK	China Eastern Airlines Corporation Limited — Class H*	3,383,000	1,481,467
ZNH	China Southern Airlines Company Limited — ADR*ˆ	69,494	1,438,526
1055 HK	China Southern Airlines Company Limited — Class H*	9,426,000	3,946,212

			8,132,355

	Asset Management — 5.28%
BNBMF	BAM Investments Ltd.*	125,540	1,355,580
CNS	Cohen & Steers, Inc.ˆ	83,623	1,734,341
EV	Eaton Vance Corp.	35,485	979,741
PZN	Pzena Investment Management, Inc. — Class A	103,410	658,722
SII CN	Sprott, Inc.	1,680	5,650
URB/A CN	Urbana Corp. — Class A*	481,071	632,661
GROW	US Global Investors, Inc. — Class A	103,110	572,261
806 HK	Value Partners Group Limited	608,000	378,687
WSDT	WisdomTree Investments, Inc.*ˆ	524,420	1,127,503

			7,445,146

	Beverage and Tobacco Product Manufacturing — 6.74%
168 HK	Tsingtao Brewery Co. Limited — Class H	2,011,700	9,494,147

	Chemical Manufacturing — 0.47%
1093 HK	China Pharmaceutical Group Limited	1,105,000	668,373

	Commercial Banking — 1.26%
BLBD LI	BLOM Bank s.a.l. — GDR	19,924	1,773,236

	Credit Intermediation and Related Activities — 3.31%
BR	Broadridge Financial Solutions, Inc.	73,300	1,396,365
CATY	Cathay General Bancorpˆ	49,252	508,773
CLFC	Center Financial Corporation*ˆ	85,100	438,265
EWBC	East West Bancorp, Inc.	31,794	484,859
FBOD	First Bank of Delaware*	80,025	136,042
HAFC	Hanmi Financial Corporation*ˆ	106,923	134,723
NARA	Nara Bancorp, Inc.*	85,910	724,221

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

PFBC	Preferred Bank Los Angeles*ˆ	46,803	$97,818
UCBH	UCBH Holdings, Inc.*	182,396	1,879
WIBC	Wilshire Bancorp, Inc.ˆ	83,859	733,767

			4,656,712

	Defense — 1.12%
CACI	CACI International, Inc. — Class A*	17,988	764,130
MANT	ManTech International Corporation — Class A*	19,275	820,537

			1,584,667

	Food Services and Drinking Places — 0.42%
OCX CN	Onex Corporation	24,860	597,593

	Gaming — 0.57%
200 HK	Melco International Development Limited*	1,999,000	795,811

	Global Exchanges — 9.87%
JSE SJ	JSE Limited	403,739	3,456,111
8697 JP	Osaka Securities Exchange Co., Ltd.	896	3,825,595
SGX SP	Singapore Exchange Limited	1,254,080	6,623,062

			13,904,768

	Holding Companies — 7.00%
IEP	Icahn Enterprises LP	260,424	9,622,667
WSC	Wesco Financial Corporation	746	241,107

			9,863,774

	Insurance Carriers and Related Activities — 1.82%
GLRE	Greenlight Capital Re, Ltd. — Class A*ˆ	51,000	1,284,690
MBI	MBIA Inc.*ˆ	226,900	1,272,909

			2,557,599

	Mining (except Oil and Gas) — 6.09%
FNV CN	Franco-Nevada Corporation	186,541	5,677,449
GLW CN	Gold Wheaton Gold Corporation*	40,450	93,853
IMN CN	Inmet Mining Corporation	71,140	2,816,731

			8,588,033

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Motion Picture and Sound Recording Industries — 5.42%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	114,144	$3,258,811
WMG	Warner Music Group Corp.*	901,501	4,381,295

			7,640,106

	Nonstore Retailers — 1.66%
RBA	Ritchie Bros. Auctioneers, Incorporatedˆ	15,077	274,703
BID	Sotheby’sˆ	90,299	2,065,138

			2,339,841

	Oil and Gas Extraction — 1.46%
SEMUF	Siem Industries Inc.*	29,342	1,291,048
UEYCF	UTS Energy Corporation*ˆ	392,632	759,778

			2,050,826

	Other Exchanges — 0.94%
FTIS LI	Financial Technologies (India) Ltd. — GDR	208,390	850,231
NZX NZ	NZX Ltd.*	462,420	472,589

			1,322,820

	Pipeline Transportation — 2.40%
135 HK	Kunlun Energy Co., Ltd.	1,303,000	1,663,283
NEGI	National Energy Group, Inc.*	207,595	981,924
PVG	Penn Virginia GP Holdings LPˆ	40,634	740,352
SUG	Southern Union Company	1	11

			3,385,570

	Plastics and Rubber Products Manufacturing — 2.81%
JAH	Jarden Corporation	147,160	3,954,189

	Port and Harbor Operations — 0.07%
3382 HK	Tianjin Port Development Holdings Ltd.*	460,000	101,607

	Publishing Industries (except Internet) — 1.03%
ROVI	Rovi Corporation*ˆ	34,454	1,306,151
VALU	Value Line, Inc.ˆ	7,615	138,136

			1,444,287

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Rail Transportation — 0.01%
525 HK	Guangshen Railway Company Limited — Class H	58,000	$20,260

	Real Estate — 6.49%
ALX	Alexander’s, Inc.ˆ	6,369	1,929,297
BLMC	Biloxi Marsh Lands Corporation	100	1,225
KEWL	Keweenaw Land Association Ltd.	190	34,010
823 HK	The Link REIT	841,000	2,095,237
TPL	Texas Pacific Land Trust	193,503	5,091,064

			9,150,833

	Rental and Leasing Services — 0.05%
CDCO	Comdisco Holding Company, Inc.*	7,560	65,016

	Restaurants — 0.50%
WEN	Wendy’s/Arby’s Group, Inc. — Class A	177,496	709,984

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.20%
CLE LN	Climate Exchange PLC*	49,960	557,599
ICE	IntercontinentalExchange Inc.*	16,873	1,907,155
JEF	Jefferies Group, Inc.ˆ	282,771	5,960,813
LAB	LaBranche & Co. Inc.*	67,582	289,251
RHJI BB	RHJ International*	800	5,978
SWS	SWS Group, Inc.	1,000	9,500

			8,730,296

	Specialty Trade Contractors — 0.27%
PWR	Quanta Services, Inc.*ˆ	18,742	387,022

	Support Activities for Transportation — 12.93%
694 HK	Beijing Capital International Airport Company Limited — Class H	9,014,000	5,348,043
357 HK	Hainan Meilan International Airport Company Limited — Class H	3,265,000	3,605,928
548 HK	Shenzhen Expressway Company Limited — Class H	539,000	238,805
107 HK	Sichuan Expressway Co. Limited — Class H	15,630,100	8,611,017

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

576 HK	Zhejiang Expressway Co., Limited — Class H	451,000	$418,166

			18,221,959

	Telecommunications — 0.04%
CIBY	CIBL, Inc.	18	7,200
LICT	Lynch Interactive Corporation*	16	39,360
SNSH	Sunshine PCS Corporation — Class A*	208	5,668

			52,228

	U.S. Equity Exchanges — 0.82%
NDAQ	The Nasdaq OMX Group*	65,113	1,157,709

	Utilities — 4.34%
CPN	Calpine Corporation*	162,860	2,071,579
DYN	Dynegy Inc.*ˆ	14,473	55,721
1071 HK	Huadian Power International Corporation — Class H*	800,000	195,200
PICO	PICO Holdings, Inc.*	28,851	864,664
RRI	RRI Energy, Inc.*	773,929	2,933,191

			6,120,355

	Waste Management and Remediation Services — 2.80%
CVA	Covanta Holding Corporation*ˆ	237,589	3,941,601

	TOTAL COMMON STOCKS (cost $135,747,595)		140,858,723

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	0

	TOTAL ESCROW NOTES (cost $0)		0

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 0.01%	Amount	Value

	Credit Intermediation and Related Activities — 0.01%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2010, Acquired 10/19/2006-5/17/2007 at $741,082 (Default Effective 4/29/2005)	$2,783,965	$11,693

	TOTAL CORPORATE BONDS (cost $1,236,720)		11,693

	RIGHTS — 0.48%	Shares

	Credit Intermediation and Related Activities — 0.00%
4104951RT	Hanmi Financial Corporation Rights Expiration Date: 7/12/2010 Strike Price: $1.20*+#	106,923	0

	Rental and Leasing Services — 0.48%
CDCOR	Comdisco Holding Company, Inc. Expiration Date: 12/31/2050 Strike Price: $1.00*#	5,634,807	676,177

	TOTAL RIGHTS (cost $1,991,511)		676,177

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 14.18%

	Investment Companies — 14.18%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	19,983,320	19,983,320

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $19,983,320)		19,983,320

	TOTAL INVESTMENTS — 114.63% (cost $158,959,146)		$161,529,913

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $18,375,220 at June 30, 2010.

+ —	Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.

# —	Contingent value right (contingent upon profitability of company).
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 98.56%	Amount	Value

	US Government Agency Issues — 98.56%
313385YZ1	Federal Home Loan Bank Discount Note 0.061%, 07/06/2010[b]	$1,340,000	$1,339,989

	TOTAL SHORT-TERM INVESTMENTS (cost $1,339,989)		1,339,989

	TOTAL INVESTMENTS — 98.56% (cost $1,339,989)		$1,339,989

Percentages are stated as a percent of net assets.

b — The rate quoted is the yield to maturity.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 99.72%	Shares	Value

	Asset Management — 17.05%
AB	AllianceBernstein Holding LPˆ	7,172	$185,325
BNBMF	BAM Investments Ltd.*	31,090	335,710
BLK	BlackRock, Inc.	4,471	641,141
BAM	Brookfield Asset Management Inc. — Class Aˆ	41,875	947,212
CNS	Cohen & Steers, Inc.ˆ	47,577	986,747
EV	Eaton Vance Corp.ˆ	31,659	874,105
BEN	Franklin Resources, Inc.	1,591	137,128
LM	Legg Mason, Inc.	40,998	1,149,174
PZN	Pzena Investment Management, Inc. — Class A*	167,737	1,068,485
SII CN	Sprott, Inc.	43,155	145,127
TROW	T. Rowe Price Group, Inc.	5,979	265,408
BX	The Blackstone Group LP	68,399	653,894
URB/A CN	Urbana Corp. — Class A*	356,004	468,184
GROW	US Global Investors, Inc. — Class A	36,880	204,684
806 HK	Value Partners Group Limited	1,712,000	1,066,304
WSDT	WisdomTree Investments, Inc.*ˆ	11,350	24,403

			9,153,031

	Commercial Banking — 4.36%
3988 HK	Bank of China Ltd. — Class H	964,000	491,477
939 HK	China Construction Bank Corp. — Class H	1,307,000	1,064,143
1398 HK	Industrial & Commercial Bank of China — Class H	1,067,000	783,783

			2,339,403

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Credit Intermediation and Related Activities — 6.68%
BK	The Bank of New York Mellon Corp.	28,310	$698,974
BR	Broadridge Financial Solutions, Inc.	61,501	1,171,594
CATY	Cathay General Bancorpˆ	3,237	33,438
CLFC	Center Financial Corporation*ˆ	5,454	28,088
EWBC	East West Bancorp, Inc.	3,204	48,861
FMCC	Federal Home Loan Mortgage Corporation*	399,985	165,194
FNMA	Federal National Mortgage Association*	379,150	129,859
HAFC	Hanmi Financial Corporation*ˆ	6,157	7,758
NARA	Nara Bancorp, Inc.*	6,164	51,963
NTRS	Northern Trust Corp.	15,354	717,032
PFBC	Preferred Bank Los Angeles*ˆ	2,605	5,444
STT	State Street Corporation	13,865	468,914
UCBH	UCBH Holdings, Inc.	6,803	70
WIBC	Wilshire Bancorp, Inc.ˆ	6,341	55,484

			3,582,673

	Data Processing, Hosting and Related Services — 0.65%
DST	DST Systems, Inc.	5,020	181,422
FISV	Fiserv, Inc.*	3,606	164,650

			346,072

	Data Processor — 5.32%
MA	Mastercard, Inc. — Class Aˆ	6,326	1,262,227
MSCI	MSCI Inc. — Class A*	19,731	540,629
VRSK	Verisk Analytics, Inc. — Class A*	5,117	152,998
V	Visa, Inc. — Class Aˆ	12,750	902,062

			2,857,916

	European Exchanges — 1.20%
DB1 GR	Deutsche Boerse AG	10,508	643,515

	Food Services and Drinking Places — 1.21%
OCX CN	Onex Corporation	26,930	647,352

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Global Exchanges — 12.26%
388 HK	Hong Kong Exchanges & Clearing Limited	177,150	$2,789,119
JSE SJ	JSE Limited	158,335	1,355,389
8697 JP	Osaka Securities Exchange Co., Ltd.	159	678,872
SGX SP	Singapore Exchange Limited	332,727	1,757,202

			6,580,582

	Holding Company — 4.11%
BRK/A	Berkshire Hathaway Inc. — Class A*	12	1,440,000
IEP	Icahn Enterprises LP	20,728	765,900

			2,205,900

	Insurance — 1.68%
PWF CN	Power Financial Corporation	35,240	903,055

	Insurance Carriers and Related Activities — 8.23%
ABK	Ambac Financial Group, Inc.*ˆ	18,534	12,418
LFC	China Life Insurance Co., Limited — ADRˆ	22,155	1,444,506
2628 HK	China Life Insurance Co., Limited — Class H	114,000	507,275
MKL	Markel Corporation*	523	177,820
MBI	MBIA Inc.*ˆ	62,115	348,465
2318 HK	Ping An Insurance Group Company of China Limited — Class H	233,300	1,927,963

			4,418,447

	Mining (except Oil and Gas) — 7.50%
FNV CN	Franco-Nevada Corporation	132,259	4,025,355

	Nonstore Retailers — 1.80%
BID	Sotheby’sˆ	42,278	966,898

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Other Exchanges — 3.46%
ASX AU	ASX Ltd.	46,324	$1,137,044
FTIS LI	Financial Technologies (India) Ltd. — GDR	130,084	530,743
IMAREX NO	IMAREX ASA*	1,850	14,015
NZX NZ	NZX Ltd.*	170,954	174,713

			1,856,515

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 17.94%
CBOE	CBOE Holdings Inc.*ˆ	18,830	612,916
CLE LN	Climate Exchange PLC*	47,646	531,773
CME	CME Group, Inc.	10,121	2,849,568
GFIG	GFI Group, Inc.	1,737	9,693
IBKR	Interactive Brokers Group, Inc. — Class A*ˆ	3,265	54,199
ICE	IntercontinentalExchange Inc.*	26,747	3,023,213
JEF	Jefferies Group, Inc.ˆ	84,854	1,788,722
LAB	LaBranche & Co. Inc.*	129,508	554,294
LSE LN	London Stock Exchange Group plc	21,163	178,176
TLPR LN	Tullett Prebon plc	5,570	26,290

			9,628,844

	Support Activities for Transportation — 0.29%
995 HK	Anhui Expressway Co. Ltd. — Class H	54,000	29,958
177 HK	Jiangsu Expressway Company Ltd. — Class H	27,000	24,584
548 HK	Shenzhen Expressway Company Limited — Class H	24,000	10,633
107 HK	Sichuan Expressway Co. Limited — Class H	114,000	62,806
576 HK	Zhejiang Expressway Co., Limited — Class H	32,000	29,670

			157,651

	Telecommunications — 0.03%
IRDM	Iridium Communications, Inc.*ˆ	1,672	16,787

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	U.S. Equity Exchanges — 5.87%
NDAQ	The Nasdaq OMX Group*	42,755	$760,184
NYX	NYSE Euronext	86,530	2,390,824

			3,151,008

	Utilities — 0.08%
BIP	Brookfield Infrastructure Partners LP	2,816	44,690

	TOTAL COMMON STOCKS (cost $57,869,721)		53,525,694

	RIGHTS — 0.00%

	Credit Intermediation and Related Activities — 0.00%
4104951RT	Hanmi Financial Corporation Rights
	Expiration Date: 7/12/2010 Strike Price: $1.20*+#	6,157	0

	TOTAL RIGHTS (cost $26,190)		0

SHORT-TERM INVESTMENTS — 0.45%

	Money Market Funds — 0.45%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	244,785	244,785

	TOTAL SHORT-TERM INVESTMENTS (cost $244,785)		244,785

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 15.01%	Shares	Value

	Investment Companies — 15.01%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	8,056,223	$8,056,223

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $8,056,223)		8,056,223

	TOTAL INVESTMENTS — 115.18% (cost $66,196,919)		$61,826,702

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $7,663,963 at June 30, 2010.

+ —	Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
# — Contingent value right (contingent upon profitability of company).
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

Identifier	COMMON STOCKS — 92.73%	Shares	Value

	Administrative and Support Services — 3.36%
ACM	Aecom Technology Corp.*	25,000	$576,500
TRIT	Tri-Tech Holding Inc.*	40,000	326,400

			902,900

	Building Supplies — 8.51%
SOLK GA	Corinth Pipeworks SA*	150,000	150,411
GEBN VX	Geberit AG	6,108	954,862
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	54,510
NWPX	Northwest Pipe Company*ˆ	39,501	750,519
PAP TB	Pacific Pipe Public Company Limited	2,286,500	127,067
SPIP SP	Sinopipe Holdings Limited	2,000,000	250,125

			2,287,494

	Chemical Manufacturing — 2.53%
NLC	Nalco Holding Co.	30,000	613,800
YARIY	Yara International ASA — ADR	2,400	67,224

			681,024

	Heavy and Civil Engineering Construction — 1.46%
PUR CN	Pure Technologies Ltd.*	35,000	132,498
STRL	Sterling Construction Company, Inc.*	20,000	258,800

			391,298

	Machinery Manufacturing — 16.01%
ARF-U CN	Armtec Infrastructure Income Fund	30,000	525,574
CVVT	China Valves Technology, Inc.*ˆ	48,300	450,639
DGW	Duoyuan Global Water Inc. — ADR*ˆ	35,000	616,000
ERII	Energy Recovery Inc.*ˆ	85,200	340,800
ESE	ESCO Technologies, Inc.ˆ	33,000	849,750
FLOW	Flow International Corporation	40,000	94,400
LNN	Lindsay Corporationˆ	23,000	728,870
HEAT	SmartHeat, Inc.*ˆ	80,000	456,800
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. — Class H*	1,826,000	241,531

			4,304,364

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

	Management of Companies and Enterprises — 0.87%
HEK	Heckmann Corporation*ˆ	50,300	$233,392

	Merchant Wholesalers, Nondurable Goods — 2.24%
HWKN	Hawkins, Inc.ˆ	25,000	602,000

	Petroleum and Coal Products Manufacturing — 6.55%
AMN	Ameron International Corporation	29,200	1,761,636

	Professional, Scientific, and Technical Services — 12.69%
ARCAD NA	Arcadis N.V.	25,000	450,927
ITRI	Itron, Inc.*	10,000	618,200
RINO	RINO International Corporation*ˆ	30,000	375,300
TTEK	Tetra Tech, Inc.*	30,000	588,300
URS	URS Corp.*	35,000	1,377,250

			3,409,977

	Utilities — 38.51%
ACE IM	ACEA S.P.A.	50,000	498,618
AWR	American States Water Company	6,200	205,468
AWK	American Water Works Co., Inc.	25,000	515,000
WTR	Aqua America, Inc.ˆ	16,700	295,256
ARTNA	Artesian Resources Corp. — Class A	20,688	381,901
AENV SP	Asia Environment Holdings Limited*	610,000	69,749
BRC-U CN	Brookfield Renewable Power Fund	20,000	376,685
CDZI	Cadiz Inc.*ˆ	33,384	402,945
HOO	Cascal N.V.	64,500	432,150
1038 HK	Cheung Kong Infrastructure Holdings Limited	75,000	278,834
CHC	China Hydroelectric Corporation — ADS*ˆ	50,000	375,500
CTWS	Connecticut Water Service, Inc.ˆ	21,206	445,750
CWCO	Consolidated Water Co., Ltd.ˆ	34,853	396,627
EDE	The Empire District Electric Co.ˆ	20,000	375,400
GSZ FP	GDF Suez	6,205	178,300
270 HK	Guangdong Investment Limited	1,000,000	473,873
MWC PM	Manila Water Company	1,050,000	373,746
MSEX	Middlesex Water Co.	32,964	522,479
NWG LN	Northumbrian Water Group Plc	90,200	410,502

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier		Shares	Value

PNHL MK	Puncak Niaga Holdings Berhad*	73,780	$14,699
SVT LN	Severn Trent Plc	30,000	551,770
SINO SP	Sinomem Technology Limited	850,000	309,798
SJW	SJW Corp.	20,000	468,800
SEV FP	Suez Environnement Co.	20,000	332,249
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	48,303
UU/ LN	United Utilities Group PLC	55,000	431,832
VE	Veolia Environnement — ADR	34,000	794,580
YORW	York Water Companyˆ	27,611	392,076

			10,352,890

	TOTAL COMMON STOCKS (cost $29,032,448)		24,926,975

	PREFERRED STOCKS — 2.05%

	Utilities — 2.05%
CIG	Companhia Energetica de Minas Gerais — ADRˆ	37,500	550,125

	TOTAL PREFERRED STOCKS (cost $561,575)		550,125

	WARRANTS — 0.10%

	Utilities — 0.10%
G2112E14	China Hydroelectric Corporation*
	Expiration Date: 1/25/2014 Strike Price: $15.00	40,000	27,200

	TOTAL WARRANTS (cost $48,000)		27,200

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 5.53%	Shares	Value

	Money Market Funds — 5.53%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	850,906	$850,906
FAIXX	First American Prime Obligations Fund — Class Y, 0.00%[b]	211,002	211,001
FFCXX	First American Tax Free Obligations Fund — Class Y, 0.00%[b]	423,393	423,393

	TOTAL SHORT-TERM INVESTMENTS (cost $1,485,300)		1,485,300

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 22.53%

	Investment Companies — 22.53%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.28%[b]	6,056,623	6,056,623

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $6,056,623)		6,056,623

	TOTAL INVESTMENTS — 122.94% (cost $37,183,946)		$33,046,223

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2010. Total loaned securities had a market value of $5,663,837 at June 30, 2010.
b — The rate quoted is the annualized seven-day yield as of June 30, 2010.

ADR —	American Depository Receipt.

ADS —	American Depository Share.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS — 29.10%	Amount	Value

	Computer and Electronic Product Manufacturing — 5.13%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035ˆ	$100,000	$100,500

	Funds, Trusts, and Other Financial Vehicles — 10.18%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037ˆ	100,000	99,125
939653AK7	Washington Real Estate Investment Trust
	3.875%, 09/15/2026ˆ	100,000	100,500

			199,625

	Repair and Maintenance — 8.93%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013ˆ	200,000	175,000

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 4.86%
631103AA6	The Nasdaq OMX Group
	2.500%, 08/15/2013ˆ	100,000	95,375

	TOTAL CONVERTIBLE BONDS (cost $550,663)		570,500

	CORPORATE BONDS — 51.95%

	Administrative and Support Services — 5.20%
22025YAJ9	Corrections Corp. of America
	6.750%, 01/31/2014ˆ	100,000	102,000

	Ambulatory Health Care Services — 4.42%
23918KAE8	Davita, Inc.
	6.625%, 03/15/2013ˆ	86,000	86,537

	Mining (except Oil and Gas) — 10.67%
20854PAB5	CONSOL Energy, Inc.
	7.875%, 03/01/2012ˆ	100,000	107,813
704549AC8	Peabody Energy Corp.
	6.875%, 03/15/2013ˆ	100,000	101,250

			209,063

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value

	Nonmetallic Mineral Product Manufacturing — 7.30%
69073TAL7	Owens-Brockway Glass Container
	6.750%, 12/01/2014ˆ	$140,000	$143,150

	Performing Arts, Spectator Sports, and Related Industries — 5.11%
707569AL3	Penn National Gaming, Inc.
	6.750%, 03/01/2015ˆ	100,000	100,250

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.60%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015ˆ	67,000	70,637

	Telecommunications — 5.28%
27876GAQ1	Echostar DBS Corp.
	6.375%, 10/01/2011ˆ	100,000	103,500

	Utilities — 10.37%
629377AT9	NRG Energy, Inc.
	7.250%, 02/01/2014ˆ	200,000	203,250

	TOTAL CORPORATE BONDS (cost $1,005,220)		1,018,387

	PUT OPTIONS PURCHASED — 0.01%	Contracts

	Computer and Electronic Manufacturing — 0.01%
OOY 110122P00025000	L-3 Communications Holdings, Inc.ˆ
	Expiration Date: 1/22/2011, Exercise Price: $25.00	18	180

	TOTAL PURCHASED OPTIONS (cost $1,224)		180

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2010 (Unaudited) — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 1.36%	Shares	Value

	Money Market Funds — 1.36%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%ˆb	26,617	$26,617

	TOTAL SHORT-TERM INVESTMENTS (cost $26,617)		26,617

	TOTAL INVESTMENTS — 82.42% (cost $1,583,724)		$1,615,684

Percentages are stated as a percent of net assets.

ˆ — All or a portion of the shares have been commited as collateral for written option contracts.

b —	The rate quoted is the annualized seven-day yield as of June 30, 2010.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Aerospace Product and Parts Manufacturing
COL 101016P00060000	Rockwell Collins, Inc.
	Expiration: October 2010, Exercise Price: $60.00	3	$2,490

	Amusement, Gambling, and Recreation Industries
VDS 110122P00030000	The Walt Disney Co.
	Expiration: January 2011, Exercise Price: $30.00	3	840

	Asset Management
BAM 100918P00022500	Brookfield Asset Management — Class A
	Expiration: September 2010, Exercise Price: $22.50	3	398
BAM 101218P00022500	Brookfield Asset Management — Class A
	Expiration: December 2010, Exercise Price: $22.50	5	1,075

			1,473

	Beverage and Tobacco Product Manufacturing
VPM 110122P00020000	Altria Group, Inc.
	Expiration: January 2011, Exercise Price: $20.00	4	676
PFY 100918P00048000	Philip Morris International, Inc.
	Expiration: September 2010, Exercise Price: $48.00	2	620

			1,296

	Beverages
DEO 110122P00065000	Diageo plc — ADR
	Expiration: January 2011, Exercise Price: $65.00	5	3,250

	Building Material and Supplies Dealers
ZCR 110122P00075000	The Sherwin-Williams Company
	Expiration: January 2011, Exercise Price: $75.00	2	1,970

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Chemical Manufacturing
ZBK 110122P00030000	Cameco Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	$1,726
IAQ 100717P00050000	Sigma-Aldrich Corp.
	Expiration: July 2010, Exercise Price: $50.00	3	330
IAQ 101016P00055000	Sigma-Aldrich Corp.
	Expiration: October 2010, Exercise Price: $55.00	3	1,950

			4,006

	Clothing and Clothing Accessories Stores
VFF 110122P00030000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $30.00	2	435
VFF 110122P00040000	Tiffany & Co.
	Expiration: January 2011, Exercise Price: $40.00	2	1,260

			1,695

	Couriers and Messengers
FDX 110122P00070000	FedEx Corp.
	Expiration: January 2011, Exercise Price: $70.00	4	3,176
OPS 110122P00055000	United Parcel Service — Class B
	Expiration: January 2011, Exercise Price: $55.00	2	910
OPS 110122P00065000	United Parcel Service — Class B
	Expiration: January 2011, Exercise Price: $65.00	2	2,165

			6,251

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Credit Intermediation and Related Activities
VAX 110122P00040000	American Express Company
	Expiration: January 2011, Exercise Price: $40.00	2	$1,130
OUY 110122P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2011, Exercise Price: $25.00	4	1,220
XRF 110122P00012500	Discover Financial Services
	Expiration: January 2011, Exercise Price: $12.50	2	260
EWBC 110122P00015000	East West Bancorp, Inc.
	Expiration: January 2011, Exercise Price: $15.00	10	2,275
QAN 101218P00007500	Nara Bancorp Inc.
	Expiration: December 2010, Exercise Price: $7.50	8	740
XGP 110122P00050000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $50.00	2	1,390
XGP 110122P00055000	Northern Trust Corp.
	Expiration: January 2011, Exercise Price: $55.00	4	4,160
STT 110122P00035000	State Street Corporation
	Expiration: January 2011, Exercise Price: $35.00	2	892
OLD 110122P00045000	State Street Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	3,563
VWF 110122P00025000	Wells Fargo & Company
	Expiration: January 2011, Exercise Price: $25.00	3	960
ZZH 110122P00017500	The Western Union Company
	Expiration: January 2011, Exercise Price: $17.50	4	1,320

			17,910

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Data Processor
ZXV 110122P00240000	Mastercard Inc. — Class A
	Expiration: January 2011, Exercise Price: $240.00	1	$4,594
VSK 110122P00090000	Visa Inc. — Class A
	Expiration: January 2011, Exercise Price: $90.00	2	4,185

			8,779

	Defense
CAI 100918P00047500	CACI International, Inc. — Class A
	Expiration: September 2010, Exercise Price: $47.50	3	1,680

	Depository Credit Intermediation
HDB 101016P00140000	HDFC Bank Ltd. — ADR
	Expiration: October 2010, Exercise Price: $140.00	1	1,115
VCD 110122P00030000	ICIC Bank Ltd. — ADR
	Expiration: January 2011, Exercise Price: $30.00	2	510
VCD 110122P00035000	ICIC Bank Ltd. — ADR
	Expiration: January 2011, Exercise Price: $35.00	2	880

			2,505

	Equity Fund
UTH 100821P00090000	Utilities HOLDRs Trust
	Expiration: August 2010, Exercise Price: $90.00	5	1,700
UTH 101120P00090000	Utilities HOLDRs Trust
	Expiration: November 2010, Exercise Price: $90.00	4	2,340

			4,040

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Fabricated Metal Product Manufacturing
CMC 110122P00015000	Commercial Metals Company
	Expiration: January 2011, Exercise Price: $15.00	12	$3,552
FO 100918P00040000	Fortune Brands, Inc.
	Expiration: September 2010, Exercise Price: $40.00	2	640
FO 100918P00045000	Fortune Brands, Inc.
	Expiration: September 2010, Exercise Price: $45.00	3	1,770

			5,962

	Food Manufacturing
ADM 110122P00025000	Archer-Daniels-Midland Company
	Expiration: January 2011, Exercise Price: $25.00	10	2,250
BG 110122P00050000	Bunge Limited
	Expiration: January 2011, Exercise Price: $50.00	3	2,010
UN 100821P00030000	Unilever NV
	Expiration: August 2010, Exercise Price: $30.00	4	1,280
UN 110219P00025000	Unilever NV
	Expiration: February 2011, Exercise Price: $25.00	4	680

			6,220

	Gaming
VEG 110122P00060000	Wynn Resorts Limited
	Expiration: January 2011, Exercise Price: $60.00	1	584

	Holding Company
OYD 110122P00020000	Leucadia National Corporation
	Expiration: January 2011, Exercise Price: $20.00	2	460

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Insurance Carriers
OOE 110122P00070000	China Life Insurance Co., Limited — ADR
	Expiration: January 2011, Exercise Price: $70.00	1	$880
PGR 101120P00020000	The Progressive Corporation
	Expiration: November 2010, Exercise Price: $20.00	8	1,592

			2,472

	Leather and Allied Product Manufacturing
VZF 110122P00025000	Coach, Inc.
	Expiration: January 2011, Exercise Price: $25.00	1	110

	Machinery, Equipment, and Supplies Merchant Wholesalers
TTT 101016P00012500	Terra Nova Royalty Corp.
	Expiration: October 2010, Exercise Price: $11.21	4	1,220
TTT 110122P00010000	Terra Nova Royalty Corp.
	Expiration: January 2011, Exercise Price: $8.71	11	1,650

			2,870

	Management of Companies and Enterprises
GS 110122P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2011, Exercise Price: $140.00	1	2,095

	Mining (except Oil and Gas)
FCX 110122P00055000	Freeport-McMoRan Copper & Gold Inc.
	Expiration: January 2011, Exercise Price: $55.00	1	715
OBQ 110122P00080000	Freeport-McMoRan Copper & Gold Inc.
	Expiration: January 2011, Exercise Price: $80.00	3	7,133

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

VIE 110122P00042500	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $42.50	2	$242
VIE 110122P00045000	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $45.00	2	296
NEM 110122P00047500	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $47.50	2	386
VIE 110122P00050000	Newmont Mining Corporation
	Expiration: January 2011, Exercise Price: $50.00	2	508

			9,280

	Miscellaneous Manufacturing
BDX 100918P00075000	Becton, Dickinson and Company
	Expiration: September 2010, Exercise Price: $75.00	2	1,660
VGG 110122P00015000	International Game Technology
	Expiration: January 2011, Exercise Price: $15.00	3	525

			2,185

	Nonstore Retailers
BID 110122P00017500	Sotheby’s
	Expiration: January 2011, Exercise Price: $17.50	9	1,800
BID 110122P00025000	Sotheby’s
	Expiration: January 2011, Exercise Price: $25.00	5	2,700

			4,500

	Oil & Gas & Consumable Fuels
ZPJ 110122P00075000	China Petroleum & Chemical Corp. — ADR
	Expiration: January 2011, Exercise Price: $75.00	3	1,680

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

ZPJ 110122P00080000	China Petroleum & Chemical Corp. — ADR
	Expiration: January 2011, Exercise Price: $80.00	1	$764
PTR 110122P00100000	PetroChina Company Limited — ADR
	Expiration: January 2011, Exercise Price: $100.00	2	1,640

			4,084

	Oil and Gas Extraction
CNQ 110122P00032500	Canadian Natural Resources Ltd.
	Expiration: January 2011, Exercise Price: $32.50	14	5,180
CEO 100918P00160000	CNOOC Limited — ADR
	Expiration: September 2010, Exercise Price: $160.00	3	2,490
ZBM 110122P00030000	EnCana Corporation
	Expiration: January 2011, Exercise Price: $30.00	2	680
ECA 110122P00031000	EnCana Corporation
	Expiration: January 2011, Exercise Price: $31.00	4	1,600
IMO 100821P00035000	Imperial Oil Ltd.
	Expiration: August 2010, Exercise Price: $35.00	2	230
IMO 101120P00035000	Imperial Oil Ltd.
	Expiration: November 2010, Exercise Price: $35.00	3	660
NXY 100918P00020000	Nexen Inc.
	Expiration: September 2010, Exercise Price: $20.00	4	660
NXY 100918P00022500	Nexen Inc.
	Expiration: September 2010, Exercise Price: $22.50	4	1,320
VDW 110122P00040000	Petroleo Brasileiro S.A.
	Expiration: January 2011, Exercise Price: $40.00	3	2,397

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

OUO 110122P00045000	Scores Holding Company, Inc.
	Expiration: January 2011, Exercise Price: $45.00	4	$2,630
STO 101016P00022500	StatoilHydro ASA — ADR
	Expiration: October 2010, Exercise Price: $22.50	9	3,330
ZDT 110122P00055000	StatoilHydro ASA — ADR
	Expiration: January 2011, Exercise Price: $55.00	2	2,440
OYX 110122P00035000	Suncor Energy, Inc.
	Expiration: January 2011, Exercise Price: $35.00	6	4,335

			27,952

	Other Financial Investment Activities
BEN 110122P00107000	Franklin Resources, Inc.
	Expiration: January 2011, Exercise Price: $107.00	2	4,810
GROW 101218P00007500	U.S. Global Investors, Inc. — Class A
	Expiration: December 2010, Exercise Price: $7.50	10	2,475

			7,285

	Other Investment Pools and Funds
ABX 110122P00041000	Barrick Gold Corporation
	Expiration: January 2011, Exercise Price: $41.00	5	1,600
SKF 110122P00020000	UltraShort Financials ProShares ETF
	Expiration: January 2011, Exercise Price: $20.00	11	2,937
SRS 110122P00025000	UltraShort Real Estate ProShares ETF
	Expiration: January 2011, Exercise Price: $25.00	2	830
SDS 110122P00029000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2011, Exercise Price: $29.00	7	1,382

			6,749

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Pharmaceutical and Medicine Manufacturing
GENZ 110122P00047500	Genzyme Corporation
	Expiration: January 2011, Exercise Price: $47.50	3	$1,080
GENZ 110122P00052500	Genzyme Corporation
	Expiration: January 2011, Exercise Price: $52.50	2	1,180
MJN 110122P00045000	Mead Johnson Nutrition Company
	Expiration: January 2011, Exercise Price: $45.00	4	1,280

			3,540

	Professional, Scientific & Technical Services
OLJ 110122P00037500	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $37.50	1	218
OLJ 110122P00040000	Automatic Data Processing, Inc.
	Expiration: January 2011, Exercise Price: $40.00	2	640
CRL 100821P00035000	Charles River Laboratories International, Inc.
	Expiration: August 2010, Exercise Price: $35.00	4	910
OWC 110122P00025000	Moody’s Corporation
	Expiration: January 2011, Exercise Price: $25.00	1	620

			2,388

	Publishing Industries (except Internet)
MHP 110122P00025000	The McGraw-Hill Companies, Inc.
	Expiration: January 2011, Exercise Price: $25.00	4	880

	Rail Transportation
CP 100918P00045000	Canadian Pacific Railway Limited
	Expiration: September 2010, Exercise Price: $45.00	2	225

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

CP 100918P00050000	Canadian Pacific Railway Limited
	Expiration: September 2010, Exercise Price: $50.00	3	$697
OBC 110122P00045000	CSX Corp.
	Expiration: January 2011, Exercise Price: $45.00	3	1,237
CSX 110219P00045000	CSX Corp.
	Expiration: February 2011, Exercise Price: $45.00	2	900
OGO 110122P00045000	Norfolk Southern Corporation
	Expiration: January 2011, Exercise Price: $45.00	3	930
NSC 110122P00049000	Norfolk Southern Corporation
	Expiration: January 2011, Exercise Price: $49.00	2	900
UNP 110122P00065000	Union Pacific Corporation
	Expiration: January 2011, Exercise Price: $65.00	3	1,665

			6,554

	Real Estate
PSA 100918P00080000	Public Storage
	Expiration: September 2010, Exercise Price: $80.00	1	265
FVJ 110122P00025000	The St. Joe Company
	Expiration: January 2011, Exercise Price: $25.00	2	850

			1,115

	Securities, Commodity Contracts, and Other Financial Instruments and Related Activities
VNB 110122P00070000	Affiliated Managers Group
	Expiration: January 2011, Exercise Price: $70.00	2	2,600
GQG 100918P00005000	GFI Group, Inc.
	Expiration: September 2010, Exercise Price: $5.00	6	240

			2,840

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Ship and Boat Building
GD 110122P00070000	General Dynamics Corporation
	Expiration: January 2011, Exercise Price: $70.00	3	$4,065

	Telecommunications
CHU 100717P00012500	China Unicom (Hong Kong) Limited — ADR
	Expiration: July 2010, Exercise Price: $12.50	4	64
CHU 101016P00012500	China Unicom (Hong Kong) Limited — ADR
	Expiration: October 2010, Exercise Price: $12.50	3	225
CHU 110122P00012500	China Unicom (Hong Kong) Limited — ADR
	Expiration: January 2011, Exercise Price: $12.50	4	450

			739

	Transportation Equipment Manufacturing
VBO 110122P00045000	Boeing Co.
	Expiration: January 2011, Exercise Price: $45.00	1	222
VBO 110122P00050000	Boeing Co.
	Expiration: January 2011, Exercise Price: $50.00	1	330
VOJ 110122P00045000	Northrop Grumman Corporation
	Expiration: January 2011, Exercise Price: $45.00	1	205
OSK 100717P00035000	Oshkosh Corporation
	Expiration: July 2010, Exercise Price: $35.00	3	1,050

			1,807

	U.S. Equity Exchanges
XGV 110122P00020000	The Nasdaq OMX Group
	Expiration: January 2011, Exercise Price: $20.00	5	1,625

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Utilities
AYE 100717P00022500	Allegheny Energy, Inc.
	Expiration: July 2010, Exercise Price: $22.50	6	$1,065
AYE 101016P00025000	Allegheny Energy, Inc.
	Expiration: October 2010, Exercise Price: $25.00	4	1,760
CPN 110122P00012500	Calpine Corp.
	Expiration: January 2011, Exercise Price: $12.50	20	2,850
CIG1 100918P00013640	Companhia Energetica de Minas Gerais — ADR
	Expiration: September 2010, Exercise Price: $13.64	9	643
GXP 100918P00017500	Great Plains Energy Incorporated
	Expiration: September 2010, Exercise Price: $17.50	5	563
GXP 101218P00017500	Great Plains Energy Incorporated
	Expiration: December 2010, Exercise Price: $17.50	8	1,320
HNP 100821P00022500	Huaneng Power International, Inc. — ADR
	Expiration: August 2010, Exercise Price: $22.50	3	180
HNP 101120P00022500	Huaneng Power International, Inc. — ADR
	Expiration: November 2010, Exercise Price: $22.50	8	1,080
KEP 101218P00015000	Korea Electric Power Corporation — ADR
	Expiration: December 2010, Exercise Price: $15.00	10	2,650
ZOD 110122P00012500	Mirant Corporation
	Expiration: January 2011, Exercise Price: $12.50	8	2,380

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2010 (Unaudited) — (Continued)

Identifier		Contracts	Value

OBD 110122P00025000	NRG Energy, Inc.
	Expiration: January 2011, Exercise Price: $25.00	6	$2,970

			17,461

	Warehousing and Storage
IRM 100717P00022500	Iron Mountain Incorporated
	Expiration: July 2010, Exercise Price: $22.50	4	200
IRM 101016P00025000	Iron Mountain Incorporated
	Expiration: October 2010, Exercise Price: $25.00	3	945

			1,145

	Wireless Telecommunications Carriers (except Satellite)
VUX 110122P00020000	Vodafone Group PLC — ADR
	Expiration: January 2011, Exercise Price: $20.00	11	1,980

	TOTAL PUT OPTIONS WRITTEN (premiums received ($143,827))		$187,132

ADR —	American Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$134,502,293	$5,379,503
Foreign currencies, at value(3)	8,338	13,949
Cash	566	255
Receivable for contributed capital	20,450	9,723
Dividends and interest receivable	16,775	4,259
Other assets	11,751	299

Total assets	134,560,173	5,407,988

LIABILITIES:
Payable to Adviser	104,223	4,786
Payable to Custodian	890,209	—
Payable to Trustees and Officers	1,443	66
Payable for collateral received for securities loaned	37,191,023	826,554
Payable for withdrawn capital	31,320	—
Accrued expenses and other liabilities	21,687	16,040

Total liabilities	38,239,905	847,446

Net assets	$96,320,268	$4,560,542

(1) Cost of investments	$109,895,566	$5,466,744

(2) Includes loaned securities with a market value of	$35,652,076	$777,468

(3) Cost of foreign currencies	$8,160	$13,853

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$1,472,087,715	$40,112,030
Foreign currencies, at value(3)	1,506,399	55,259
Deposit at brokers for written options	79,730	40,985
Cash	—	460,000
Receivable for contributed capital	1,140,530	11,679
Dividends and interest receivable	1,731,692	32,702
Other assets	121,078	6,255

Total assets	1,476,667,144	40,718,910

LIABILITIES:
Payable to Adviser	1,247,897	30,819
Payable to Custodian	38,024	—
Payable to Trustees and Officers	18,483	420
Payable for collateral received for securities loaned	336,354,484	11,469,644
Payable for withdrawn capital	7,355,978	3,083
Accrued expenses and other liabilities	176,458	12,023

Total liabilities	345,191,324	11,515,989

Net assets	$1,131,475,820	$29,202,921

(1) Cost of investments	$1,522,140,994	$42,987,010

(2) Includes loaned securities with a market value of	$317,589,547	$10,620,566

(3) Cost of foreign currencies	$1,502,451	$55,101

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$161,529,913	$1,339,989
Foreign currencies, at value(3)	211,088	—
Cash	—	33,933
Receivable for contributed capital	17,639	—
Receivable for investments sold	99,920	—
Dividends and interest receivable	273,926	—
Other assets	16,389	51

Total assets	162,148,875	1,373,973

LIABILITIES:
Payable to Adviser	153,506	582
Payable to Custodian	110,072	—
Payable to Trustees and Officers	2,495	18
Payable for collateral received for securities loaned	19,983,320	—
Payable for withdrawn capital	950,659	7,800
Accrued expenses and other liabilities	40,489	6,043

Total liabilities	21,240,541	14,443

Net assets	$140,908,334	$1,359,530

(1) Cost of investments	$158,959,146	$1,339,989

(2) Includes loaned securities with a market value of	$18,375,220	$—

(3) Cost of foreign currencies	$210,159	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$61,826,702	$33,046,223
Foreign currencies, at value(3)	85,127	134,792
Cash	—	39,894
Receivable for contributed capital	25,131	139,971
Dividends and interest receivable	116,632	73,607
Other assets	4,359	9,344

Total assets	62,057,951	33,443,831

LIABILITIES:
Payable to Adviser	58,298	28,112
Payable to Custodian	203,715	—
Payable to Trustees and Officers	853	355
Payable for securities purchased	—	311,765
Payable for collateral received for securities loaned	8,056,223	6,056,623
Payable for withdrawn capital	42,515	153,793
Accrued expenses and other liabilities	18,009	12,043

Total liabilities	8,379,613	6,562,691

Net assets	$53,678,338	$26,881,140

(1) Cost of investments	$66,196,919	$37,183,946

(2) Includes loaned securities with a market value of	$7,663,963	$5,663,837

(3) Cost of foreign currencies	$85,131	$134,777

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2010 (Unaudited)

The Multi-
Disciplinary
Portfolio

ASSETS:
Investments, at value(1)(2)	$1,615,684
Deposit at brokers for written options	419,644
Cash	32,227
Receivable for contributed capital	64,000
Dividends and interest receivable	26,551
Other assets	50

Total assets	2,158,156

LIABILITIES:
Written options, at value(2)	187,132
Payable to Adviser	1,865
Payable to Trustees and Officers	9
Accrued expenses and other liabilities	8,814

Total liabilities	197,820

Net assets	$1,960,336

(1)Cost of investments	$1,583,724

(2)Premiums received	$143,827

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$446,039	$50,221
Interest income	73,660	—
Income from securities lending	53,185	898

Total investment income	572,884	51,119

EXPENSES:
Investment advisory fees	658,861	30,872
Administration fees	22,601	1,015
Professional fees	8,598	3,821
Fund accounting fees	11,616	5,166
Trustee and Officers’ fees and expenses	4,033	181
Custody fees and expenses	10,725	26,125
Other expenses	2,564	111

Total expenses	718,998	67,291

Net expenses	718,998	67,291

Net investment loss	(146,114)	(16,172)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	76,492	44,320

Net realized gain	76,492	44,320

Net change in unrealized depreciation of:
Investments and foreign currency	(3,856,665)	(408,464)
Written option contracts	(5,404)	—

Net change in unrealized depreciation	(3,862,069)	(408,464)

Net loss on investments	(3,785,577)	(364,144)

Net decrease in net assets resulting from operations	$(3,931,691)	$(380,316)

† Net of Foreign Taxes Withheld of:	$27,606	$6,365

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$10,997,531	$366,246
Interest income	865,934	—
Income from securities lending	1,422,313	12,582

Total investment income	13,285,778	378,828

EXPENSES:
Investment advisory fees	8,264,497	195,569
Administration fees	285,872	6,667
Professional fees	38,927	5,642
Fund accounting fees	111,742	4,123
Trustee and Officers’ fees and expenses	50,710	1,196
Custody fees and expenses	218,797	5,292
Other expenses	35,983	664

Total expenses	9,006,528	219,153

Net expenses	9,006,528	219,153

Net investment income	4,279,250	159,675

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(49,471,545)	(76,090)

Net realized loss	(49,471,545)	(76,090)

Net change in unrealized depreciation of:
Investments and foreign currency	(54,023,897)	(2,181,217)

Net change in unrealized depreciation	(54,023,897)	(2,181,217)

Net loss on investments	(103,495,442)	(2,257,307)

Net decrease in net assets resulting from operations	$(99,216,192)	$(2,097,632)

† Net of Foreign Taxes Withheld of:	$753,491	$27,864

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,150,514	$—
Interest income	2	276
Income from securities lending	39,013	—

Total investment income	1,189,529	276

EXPENSES:
Investment advisory fees	1,110,952	3,620
Administration fees	38,500	324
Professional fees	11,163	3,208
Fund accounting fees	18,328	125
Trustee and Officers’ fees and expenses	6,728	60
Custody fees and expenses	89,405	1,771
Other expenses	5,616	30

Total expenses	1,280,692	9,138

Net expenses	1,280,692	9,138

Net investment loss	(91,163)	(8,862)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(2,963,541)	—

Net realized loss	(2,963,541)	—

Net change in unrealized depreciation of:
Investments and foreign currency	(7,532,700)	—

Net change in unrealized depreciation	(7,532,700)	—

Net loss on investments	(10,496,241)	—

Net decrease in net assets resulting from operations	$(10,587,404)	$(8,862)

† Net of Foreign Taxes Withheld of:	$44,319	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$590,441	$341,726
Interest income	23	2
Income from securities lending	49,441	38,535

Total investment income	639,905	380,263

EXPENSES:
Investment advisory fees	385,675	160,326
Administration fees	13,237	5,541
Professional fees	6,829	5,329
Fund accounting fees	8,192	4,803
Trustee and Officers’ fees and expenses	2,383	965
Custody fees and expenses	22,525	6,066
Other expenses	1,689	553

Total expenses	440,530	183,583

Net expenses	440,530	183,583

Net investment income	199,375	196,680

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	248,487	72,384

Net realized gain	248,487	72,384

Net change in unrealized depreciation of:
Investments and foreign currency	(5,398,389)	(4,521,677)
Written option contracts	(37,827)	—

Net change in unrealized depreciation	(5,436,216)	(4,521,677)

Net loss on investments	(5,187,729)	(4,449,293)

Net decrease in net assets resulting from operations	$(4,988,354)	$(4,252,613)

† Net of Foreign Taxes Withheld of:	$29,009	$25,951

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

The Multi-
Disciplinary
Portfolio

INVESTMENT INCOME:
Dividends†	$90
Interest income	39,613
Income from securities lending	18

Total investment income	39,721

EXPENSES:
Investment advisory fees	9,862
Administration fees	1,624
Professional fees	4,706
Fund accounting fees	2,635
Trustee and Officers’ fees and expenses	50
Custody fees and expenses	1,861
Other expenses	50

Total expenses	20,788

Net expenses	20,788

Net investment income	18,933

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	788
Written option contracts expired or closed	71,661

Net realized gain	72,449

Net change in unrealized depreciation of:
Investments and foreign currency	(4,555)
Written option contracts	(98,392)

Net change in unrealized depreciation	(102,947)

Net loss on investments	(30,498)

Net decrease in net assets resulting from operations	$(11,565)

† Net of Foreign Taxes Withheld of:	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009

OPERATIONS:
Net investment loss	$(146,114)	$(33,060)	$(16,172)	$(24,484)
Net realized gain (loss) on sale of investments, foreign currency and written options	76,492	3,597,819	44,320	(420,269)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(3,862,069)	32,092,041	(408,464)	1,903,249

Net increase (decrease) in net assets resulting from operations	(3,931,691)	35,656,800	(380,316)	1,458,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	633,128	2,234,532	950,816	3,020,852
Withdrawals	(6,000,118)	(7,912,207)	(778,254)	(1,672,795)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(5,366,990)	(5,677,675)	172,562	1,348,057

Total increase (decrease) in net assets	(9,298,681)	29,979,125	(207,754)	2,806,553
NET ASSETS:
Beginning of period	105,618,949	75,639,824	4,768,296	1,961,743

End of period	$96,320,268	$105,618,949	$4,560,542	$4,768,296

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009

OPERATIONS:
Net investment income	$4,279,250	$14,996,508	$159,675	$239,675
Net realized loss on sale of investments, foreign currency and written options	(49,471,545)	(282,409,570)	(76,090)	(152,408)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(54,023,897)	696,152,858	(2,181,217)	4,228,652

Net increase (decrease) in net assets resulting from operations	(99,216,192)	428,739,796	(2,097,632)	4,315,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,093,404	78,038,515	7,885,282	7,401,998
Withdrawals	(176,723,149)	(393,931,544)	(2,527,364)	(4,767,975)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(174,629,745)	(315,893,029)	5,357,918	2,634,023

Total increase (decrease) in net assets	(273,845,937)	112,846,767	3,260,286	6,949,942
NET ASSETS:
Beginning of period	1,405,321,757	1,292,474,990	25,942,635	18,992,693

End of period	$1,131,475,820	$1,405,321,757	$29,202,921	$25,942,635

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Portfolio		Money Market Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009

OPERATIONS:
Net investment loss	$(91,163)	$(97,708)	$(8,862)	$(20,531)
Net realized loss on sale of investments, foreign currency and written options	(2,963,541)	(45,656,070)	—	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(7,532,700)	143,860,495	—	—

Net increase (decrease) in net assets resulting from operations	(10,587,404)	98,106,717	(8,862)	(20,531)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	—	19,485,826	395,993	1,675,824
Withdrawals	(48,289,060)	(128,333,657)	(699,551)	(2,689,591)

Net decrease in net assets resulting from beneficial interest transactions	(48,289,060)	(108,847,831)	(303,558)	(1,013,767)

Total decrease in net assets	(58,876,464)	(10,741,114)	(312,420)	(1,034,298)
NET ASSETS:
Beginning of period	199,784,798	210,525,912	1,671,950	2,706,248

End of period	$140,908,334	$199,784,798	$1,359,530	$1,671,950

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Market Opportunities Portfolio		The Water Infrastructure Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009

OPERATIONS:
Net investment income	$199,375	$153,008	$196,680	$107,684
Net realized gain (loss) on sale of investments, foreign currency and written options	248,487	(7,399,123)	72,384	(1,421,220)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(5,436,216)	30,080,757	(4,521,677)	3,696,782

Net increase (decrease) in net assets resulting from operations	(4,988,354)	22,834,642	(4,252,613)	2,383,246

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,011,282	7,456,809	8,992,213	11,818,237
Withdrawals	(8,463,610)	(21,721,577)	(1,064,649)	(7,147,014)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(7,452,328)	(14,264,768)	7,927,564	4,671,223

Total increase (decrease) in net assets	(12,440,682)	8,569,874	3,674,951	7,054,469
NET ASSETS:
Beginning of period	66,119,020	57,549,146	23,206,189	16,151,720

End of period	$53,678,338	$66,119,020	$26,881,140	$23,206,189

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Multi-Disciplinary Portfolio
	For the	For the
	Six Months Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

OPERATIONS:
Net investment income (loss)	$18,933	$(10,867)
Net realized gain on sale of investments, foreign currency and written options	72,449	105,539
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(102,947)	109,924

Net increase (decrease) in net assets resulting from operations	(11,565)	204,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
BENEFICIAL INTEREST TRANSACTIONS:
Contributions	718,344	788,927
Withdrawals	(69,073)	(89,179)

Net increase in net assets resulting from beneficial interest transactions	649,271	699,748

Total increase in net assets	637,706	904,344
NET ASSETS:
Beginning of period	1,322,630	418,286

End of period	$1,960,336	$1,322,630

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2010 (Unaudited)

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed income and derivatives components. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collaterized by such obligations.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investment securities in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2010, 0.01%, 0.00%, 0.01%, 0.00%, and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Portfolio, and The Market Opportunities Portfolio, respectively, were fair valued securities.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

At June 30, 2010, The Paradigm Portfolio received as collateral securities with a total market value of $63,241,680. The detailed list of the securities received as collateral is listed below.

Credit Suisse Repurchase Agreement, 0.00%, due 07/01/2010, principal amount $62,000,000 Collaterlized by:

Description	Fair Value

FGPC, Pool E98225, 3.5000%, 08/01/2013	$130,125
FGPC, Pool E80722, 6.0000%, 11/01/2014	67,386
FGPC, Pool E97047, 4.0000%, 05/01/2018	9,336,430
FGPC, Pool E98752, 4.5000%, 08/01/2018	6,769,359
FGPC, Pool E01639, 6.0000%, 02/01/2019	893,649
FGPC, Pool G01732, 6.0000%, 8/01/2034	10,976,624
FGPC, Pool G02200, 5.5000%, 06/01/2036	6,981,439
FGPC, Pool G02201, 5.5000%, 06/01/2036	28,086,669

Total	$63,241,681

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2010 there were no restricted Securities held by the Master Portfolios. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2010, the following Master Portfolios held illiquid securities:

		Percentage
	Market Value	of Net Assets

The Internet Portfolio	$4,903	0.01%
The Paradigm Portfolio	0	0.00
The Medical Portfolio	2,627	0.01
The Small Cap Opportunities Portfolio	0	0.00
The Market Opportunities Portfolio	0	0.00

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios,

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2010, open tax years include the tax years ended December 31, 2006 through 2009. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. The Sub-Adviser to The

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Water Infrastructure Portfolio, Brennan Investment Partners, LLC, receives its compensation from the Adviser at the annual rate of 0.35% of the average daily net assets of The Water Infrastructure Portfolio. On July 16, 2010, Brennan Investment Partners, LLC ceased serving as sub-adviser for The Water Infrastructure Portfolio.

For the six months ended June 30, 2010, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $658,861, $30,872, $8,264,497, $195,569, $1,110,952, $3,620, $385,675, $160,326 and $9,862, respectively, pursuant to the Agreements.

For the six months ended June 30, 2010, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.	Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 12, 2010, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Master Portfolios over the previous three months as well as the one, three and five-year periods ended December 31, 2009, as compared to the median of their relevant Lipper, Inc. (“Lipper”) peer group(s); (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2009; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio, is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

In addition, the Board of Trustees, including all of the Independent Trustees, approved, the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for The Water Infrastructure Portfolio with Brennan Investment Partners, LLC (the “Sub-Adviser”). The Board noted that William S. Brennan, the Water Infrastructure Portfolio’s current lead portfolio manager, would continue to be responsible for the day-to-day management of the Portfolio under the Sub-Advisory Agreement. In reaching a decision to approve the Sub-Advisory Agreement, the Board of Trustees, including all of the Independent Trustees, considered their legal responsibilities with regard to all factors deemed to be relevant to The Water Infrastructure Portfolio, including, but not limited to the following: (1) the nature, extent and quality of the services provided by the Sub-Adviser; (2) the experience and qualifications of the Sub-Adviser’s personnel providing such services; (3) the performance of The Water Infrastructure Portfolio and the Sub-Adviser, as compared to industry competitors for the periods ended December 31, 2009; (4) an evaluation of the fee structure, any fee waivers, and The Water Infrastructure Portfolio’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures for determining fees; (6) the extent to which economies of scale would be realized as The Water Infrastructure Portfolio grows and whether fee levels reflect these economies of scale for the benefit of The Water Infrastructure Portfolio’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits by the Sub-Adviser and its affiliates from their relationship with the Trust; (8) other compensation or possible benefits to the Sub-Adviser and its affiliates from their advisory and other relationships with the Trust, including, if applicable, any benefits derived or to be derived by the Sub-Adviser from its relationship with the Trust such as soft dollar arrangements by which brokers provide research to the trust or the Sub-Adviser in return for allocating the Trust’s brokerage; (9) entrepreneurial risks borne by the Sub-Adviser, if any; and (10) a comparison of the fees charged by the Sub-Adviser with fees charged by the Sub-Adviser to similar clients.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Adviser in advising the Master Portfolios and the quality of services to be provided by the Sub-Adviser in sub-advising The Water Infrastructure Portfolio, the profits earned by the Adviser (and Sub-Adviser with respect to The Water Infrastructure Portfolio) were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale.

Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements and the Sub-Advisory Agreement.

5.  Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2010 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$1,919,570	$—	$7,221,917
The Global Portfolio	—	3,639,404	—	3,437,949
The Paradigm Portfolio	—	36,135,145	—	212,804,396
The Medical Portfolio	—	5,461,875	—	462,013
The Small Cap Opportunities Portfolio	—	4,521,859	—	51,900,583
The Market Opportunities Portfolio	—	2,619,682	—	9,256,095
The Water Infrastructure Portfolio	—	10,020,227	—	915,663
The Multi-Disciplinary Portfolio	—	901,886	—	225,213

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

As of December 31, 2009, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated	Cost of
	(Depreciation)	Securities	Securities	Investments

The Internet Portfolio	$26,660,799	$41,355,788	$(14,694,989)	$118,220,585
The Global Portfolio	308,469	582,048	(273,579)	4,996,218
The Paradigm Portfolio	(56,687,313)	269,874,223	(326,561,536)	1,852,903,362
The Medical Portfolio	(760,414)	4,698,660	(5,459,074)	29,951,964
The Small Cap Opportunities Portfolio	(3,429,925)	51,685,143	(55,115,068)	230,787,879
The Kinetics Government Money Market Portfolio	—	—	—	1,669,994
The Market Opportunities Portfolio	(233,582)	11,767,825	(12,001,407)	81,104,078
The Water Infrastructure Portfolio	275,316	2,147,607	(1,872,291)	25,298,685
The Multi-Disciplinary Portfolio	34,247	50,178	(15,931)	1,018,040

For the six months ended June 30, 2010, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio
Outstanding at the Beginning of Year	2	$18,054
Options Exercised	(2)	(18,054)

Outstanding at June 30, 2010	—	$—

The Market Opportunities Portfolio
Outstanding at the Beginning of Year	14	$126,377
Options Exercised	(14)	(126,377)

Outstanding at June 30, 2010	—	$—

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of Year	327	$114,271
Options Written	452	119,423
Options Exercised	(71)	(17,876)
Options Expired	(214)	(70,941)
Options Closed	(2)	(1,050)

Outstanding at June 30, 2010	492	$143,827

6.  Portfolio Securities Loaned

As of June 30, 2010, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2010, were as follows:

	Securities	Collateral

The Internet Portfolio	$35,652,076	$37,191,023
The Global Portfolio	777,468	826,554
The Paradigm Portfolio	317,589,547	336,354,484
The Medical Portfolio	10,620,566	11,469,644
The Small Cap Opportunities Portfolio	18,375,220	19,983,320
The Market Opportunities Portfolio	7,663,963	8,056,223
The Water Infrastructure Portfolio	5,663,837	6,056,623
The Multi-Disciplinary Portfolio	—	—

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	1.36	%(1)	1.37%	1.34%	1.34%	1.39%	1.45%
After expense reduction	1.36	%(1)	1.37%	1.34%	1.33%	1.33%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.28	)%(1)	(0.04)%	1.59%	1.58%	0.17%	1.35%
After expense reduction	(0.28	)%(1)	(0.04)%	1.59%	1.59%	0.23%	1.36%
Portfolio turnover rate	3%		14%	19%	15%	11%	12%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

	The Global Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	2.72	%(1)	2.81%	2.46%	1.99%	1.62%	1.73%
After expense reduction	2.72	%(1)	2.81%	2.46%	1.98%	1.46%	1.72%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.65	)%(1)	(0.74)%	0.83%	3.73%	2.78%	4.30%
After expense reduction	(0.65	)%(1)	(0.74)%	0.83%	3.74%	2.94%	4.31%
Portfolio turnover rate	130%		53%	98%	22%	10%	2%

	The Paradigm Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	1.36	%(1)	1.36%	1.33%	1.33%	1.40%	1.45%
After expense reduction	1.36	%(1)	1.36%	1.33%	1.33%	1.32%	1.40%
Ratio of net investment income to average net assets:
Before expense reduction	0.65	%(1)	1.15%	0.86%	0.75%	0.85%	0.07%
After expense reduction	0.65	%(1)	1.15%	0.86%	0.75%	0.93%	0.12%
Portfolio turnover rate	5%		15%	34%	8%	3%	5%

	The Medical Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	1.40	%(1)	1.43%	1.42%	1.49%	1.44%	1.50%
After expense reduction	1.40	%(1)	1.43%	1.42%	1.40%	1.34%	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.02	%(1)	1.14%	1.02%	0.42%	0.33%	(0.17%	)
After expense reduction	1.02	%(1)	1.14%	1.02%	0.51%	0.43%	(0.16%	)
Portfolio turnover rate	3%		13%	28%	38%	20%	2%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

	The Small Cap Opportunities Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	1.44	%(1)	1.42%	1.36%	1.34%	1.40%	1.48%
After expense reduction	1.44	%(1)	1.42%	1.36%	1.31%	1.27%	1.37%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.10	)%(1)	(0.05)%	0.51%	0.38%	0.30%	0.46%
After expense reduction	(0.10	)%(1)	(0.05)%	0.51%	0.41%	0.43%	0.57%
Portfolio turnover rate	3%		4%	16%	17%	6%	4%

	The Kinetics Government Money Market Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006	2005

Ratio of expenses to average net assets:
Before expense reduction	1.26	%(1)	1.01%	1.24%	2.22%	1.56%	1.37%
After expense reduction	1.26	%(1)	1.01%	1.24%	2.22%	1.17%	1.37%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(1.22	)%(1)	(0.95)%	0.33%	2.47%	3.13%	1.58%
After expense reduction	(1.22	)%(1)	(0.95)%	0.33%	2.47%	3.52%	1.58%
Portfolio turnover rate	N/A(2)		N/A(2)	N/A(2)	N/A(2)	N/A(2)	N/A(2)

	The Market Opportunities Portfolio
	For the
	Six Months
	Ended		For the	For the	For the	January 31,
	June 30,		Year Ended	Year Ended	Year Ended	2006ˆ through
	2010		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.43	%(1)	1.42%	1.36%	1.44%	1.81	%(1)
After expense reduction	1.43	%(1)	1.42%	1.36%	1.44%	1.61	%(1)
Ratio of net investment income to average net assets:
Before expense reduction	0.65	%(1)	0.26%	1.25%	0.61%	0.16	%(1)
After expense reduction	0.65	%(1)	0.26%	1.25%	0.61%	0.36	%(1)
Portfolio turnover rate	4%		14%	77%	14%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

	The Water Infrastructure Portfolio
	For the
	Six Months
	Ended		For the	For the	June 29,
	June 30,		Year Ended	Year Ended	2007ˆ through
	2010		December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007

Ratio of expenses to average net assets:
Before expense reduction	1.43	%(1)	1.49%	1.49%	2.01	%(1)
After expense reduction	1.43	%(1)	1.49%	1.49%	2.01	%(1)
Ratio of net investment income to average net assets:
Before expense reduction	1.53	%(1)	0.63%	1.27%	0.96	%(1)
After expense reduction	1.53	%(1)	0.63%	1.27%	0.96	%(1)
Portfolio turnover rate	4%		45%	66%	7%

	The Multi-Disciplinary Portfolio
	For the
	Six Months
	Ended		For the	February 11, 2008ˆ
	June 30,		Year Ended	through
	2010		December 31,	December 31,
	(Unaudited)		2009	2008

Ratio of expenses to average net assets:
Before expense reduction	2.63	%(1)	3.66%	5.09	%(1)
After expense reduction	2.63	%(1)	3.66%	5.09	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	2.40	%(1)	(1.20)%	(3.49	)%(1)
After expense reduction	2.40	%(1)	(1.20)%	(3.49	)%(1)
Portfolio turnover rate	34%		77%	N/A	(2)

ˆ	Commencement of operations.
(1)	Annualized.
(2)	The Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

8.  Summary of Fair Value Exposure

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3		Total

Common Stocks	$95,373,878	$4,879	$25	(1)	$95,378,782
Escrow Notes	—	—	—		—
Rights	1,468,884	—	—		1,468,884
Short-Term Investments	463,604	—	—		463,604
Investments Purchased with the Cash
Proceeds from Securities Lending	37,191,023	—	—		37,191,023

Total Investments in Securities	$134,497,389	$4,879	$25		$134,502,293

(1)	The Common Stocks Level 3 balance consists of the market values of the associated Level 3 investments in the following industry:

Special Purpose Entity	$25

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

The Global Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2		Level 3	Total

Common Stocks	$4,379,630	$100,312	(1)	$—	$4,479,942
Preferred Stocks	50,171	—		—	50,171
Warrants	202	—		—	202
Short-Term Investments	22,634	—		—	22,634
Investments Purchased with the Cash
Proceeds from Securities Lending	826,554	—		—	826,554

Total Investments in Securities	$5,279,191	$100,312		$—	$5,379,503

(1)	The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industries:

Oil & Gas & Consumable Fuels	$100,312

The Paradigm Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2		Level 3		Total

Common Stocks	$1,108,875,933	$—		$—		$1,108,875,933
Escrow Notes	—	—		—	*	—	*
Convertible Bonds	—	12,547,500		—		12,547,500
Corporate Bonds	—	39,916		—		39,916
Rights	—	—	*	—		—	*
Warrants	—	96,522		—		96,522
Short-Term Investments	14,173,360	—		—		14,173,360
Investments Purchased with the Cash
Proceeds from Securities Lending	336,354,484	—		—		336,354,484

Total Investments in Securities	$1,459,403,777	$12,683,938		$—		$1,472,087,715

*	Amount is less than $0.50.

Transfers into Level 2	$96,522
Transfers out of Level 2	—

Net transfers in and/or out of Level 2	$96,522

Transfers between Levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

	Investments in	Written Option
Description	Securities	Contracts

Balance as of December 31, 2009	$2,620,751	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(2,620,751)	—
Transfer in and/or out of Level 3	—	—

Balance as of June 30, 2010	$—	$—

The Medical Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks	$27,159,347	$—	$—	$27,159,347
Escrow Notes	—	2,550	—	2,550
Rights	—	13,420	—	13,420
Short-Term Investments	1,467,069	—	—	1,467,069
Investments Purchased with the Cash
Proceeds from Securities Lending	11,469,644	—	—	11,469,644

Total Investment in Securities	$40,096,060	$15,970	$—	$40,112,030

The Small Cap Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2		Level 3		Total

Common Stocks	$140,858,723	$—		$—		$140,858,723
Escrow Notes	—	—		—	*	—	*
Corporate Bonds	—	11,693		—		11,693
Rights	676,177	—	*	—		676,177
Investments Purchased with the Cash
Proceeds from Securities Lending	19,983,320	—		—		19,983,320

Total Investments in Securities	$161,518,220	$11,693		$—		$161,529,913

*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

The Government Money Market Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$1,339,989	$—	$1,339,989

Total Investments in Securities	$—	$1,339,989	$—	$1,339,989

The Market Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2		Level 3	Total

Common Stocks	$53,525,694	$—		$—	$53,525,694
Rights	—	—	*	—	—	*
Short-Term Investments	244,785	—		—	244,785
Investments Purchased with the Cash
Proceeds from Securities Lending	8,056,223	—		—	8,056,223

Total Investment in Securities	$61,826,702	$—		$—	$61,826,702

*	Amount is less than $0.50.

The Water Infrastructure Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks	$24,926,975	$—	$—	$24,926,975
Preferred Stocks	550,125	—	—	550,125
Warrants	—	27,200	—	27,200
Short-Term Investments	1,485,300	—	—	1,485,300
Investments Purchased with the Cash
Proceeds from Securities Lending	6,056,623	—	—	6,056,623

Total Investments in Securities	$33,019,023	$27,200	$—	$33,046,223

The Multi-Disciplinary Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Convertible Bonds	$—	$570,500	$—	$570,500
Corporate Bonds	—	1,018,387	—	1,018,387
Purchased Put Option Contracts	180	—	—	180
Short-Term Investments	26,617	—	—	26,617

Total Investments in Securities	$26,797	$1,588,887	$—	$1,615,684

Put Options Written	$(187,132)	$—	$—	$(187,132)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

9.	Disclosures about Derivative Instruments and Hedging Activities

The Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for by the Portfolios, and how derivative instruments affect a Portfolio results of operations and financial position. The Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Internet Portfolio

Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$—
Written Options			Written option contracts, at value	$—

Total		$—		$—

*	Purchased options are included in investments with other long positions.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts

Purchased Options	$—	**
Written Options	—

Total	$—

**	Purchased options are included with investments.

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts

Purchased Options	$—	***
Written Options	(5,404	)+

Total	$(5,404)

***	Purchased options are included with investments.
+	This change is a result of options being opened in a pervious period and then held through the current period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

The Internet Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2010: no long option contracts were purchased and $0 premiums were paid, no written option contracts were opened and $0 premiums were received during the period.

The Market Opportunities Portfolio

Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$—
Written Options			Written option contracts, at value	$—

Total		$—		$—

*	Purchased options are included in investments with other long positions.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts

Purchased Options	$—	**
Written Options	—

Total	$—

**	Purchased options are included with investments.

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts

Purchased Options	$—	***
Written Options	(37,827	)+

Total	$(37,827)

***	Purchased options are included with investments.
+	This change is a result of options being opened in a previous period and then held through the current period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

The Market Opportunities Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2010: no long option contracts were purchased and $0 premiums were paid, no written option contracts were opened and $0 premiums were received during the period.

The Multi-Disciplinary Portfolio

Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$180
Written Options			Written option contracts, at value	$187,132

Total		$180		$187,132

*	Purchased options are included in investments with other long positions.

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts

Purchased Options	$—	**
Written Options	71,661

Total	$71,661

**	Purchased options are included with investments.

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts

Purchased Options	$(45	)***
Written Options	(98,392)

Total	$(98,437)

***	Purchased options are included with investments.

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2010 (Unaudited)

the six months ended June 30, 2010: no long option contracts were purchased and $0 premiums were paid, written option contracts (452 contracts) were opened and $119,423 premiums were received during the period.

10.  New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the update will have on its financial statement disclosures.

11.  Subsequent Events

On July 16, 2010, Brennan Investment Partners, LLC ceased serving as sub-adviser for Water Infrastructure. Kinetics Asset Management, Inc. continues to serve as investment adviser to Water Infrastructure.

12.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13.  Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust file its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))

are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
      Date September 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
      Date September 16, 2010

By (Signature and Title)*	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer
Date September 16, 2010
* Print the name and title of each signing officer under his or her signature.